UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 850.30	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Investor Class
Actual	$ 1,000.00	$ 851.30	$ 5.02**
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.47**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.09%**

** If changes to voluntary expense limitations, effective February 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been 1.08% and the expenses paid in the actual and hypothetical examples above would have been $4.97 and $5.42, respectively.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Time Warner, Inc.	6.2	5.9
McDonald's Corp.	6.1	6.4
Target Corp.	6.1	5.7
Comcast Corp. Class A	4.3	3.5
Lowe's Companies, Inc.	4.0	2.9
Home Depot, Inc.	3.9	3.4
The Walt Disney Co.	3.9	2.7
Staples, Inc.	3.2	3.7
Johnson Controls, Inc.	2.6	2.4
Amazon.com, Inc.	2.2	0.9
	42.5
Top Industries (% of fund's net assets)
As of June 30, 2008
Media	29.8%
Specialty Retail	24.0%
Hotels, Restaurants & Leisure	15.2%
Multiline Retail	7.0%
Textiles, Apparel & Luxury Goods	6.2%
All Others*	17.8%

As of December 31, 2007
Media	28.7%
Specialty Retail	22.4%
Hotels, Restaurants & Leisure	14.2%
Multiline Retail	8.1%
Textiles, Apparel & Luxury Goods	5.6%
All Others*	21.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Gentex Corp.	2,600	$ 37,544
Johnson Controls, Inc.	6,400	183,552
		221,096
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	400	37,600
DISTRIBUTORS - 1.1%
Distributors - 1.1%
Li & Fung Ltd.	26,000	78,361
DIVERSIFIED CONSUMER SERVICES - 2.3%
Education Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,400	106,224
Princeton Review, Inc. (a)	2,179	14,730
Strayer Education, Inc.	200	41,814
		162,768
FOOD & STAPLES RETAILING - 4.4%
Drug Retail - 1.6%
CVS Caremark Corp.	2,900	114,753
Food Retail - 0.6%
Susser Holdings Corp. (a)	4,800	46,464
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	2,200	154,308
TOTAL FOOD & STAPLES RETAILING		315,525
HOTELS, RESTAURANTS & LEISURE - 15.2%
Casinos & Gaming - 4.4%
International Game Technology	5,900	147,382
Las Vegas Sands Corp. (a)	2,200	104,368
Wynn Resorts Ltd.	800	65,080
		316,830
Hotels, Resorts & Cruise Lines - 1.7%
Carnival Corp. unit	2,500	82,400
Royal Caribbean Cruises Ltd.	1,700	38,199
		120,599
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)	900	26,595
Restaurants - 8.7%
Burger King Holdings, Inc.	900	24,111
Darden Restaurants, Inc.	800	25,552
McDonald's Corp.	7,700	432,894
Sonic Corp. (a)	4,900	72,520
Starbucks Corp. (a)	4,100	64,534
		619,611
TOTAL HOTELS, RESTAURANTS & LEISURE		1,083,635

	Shares	Value
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 0.7%
Centex Corp.	900	$ 12,033
Lennar Corp. Class A	700	8,638
Pulte Homes, Inc.	3,000	28,890
		49,561
Household Appliances - 0.6%
Whirlpool Corp.	700	43,211
TOTAL HOUSEHOLD DURABLES		92,772
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	5,100	75,276
Internet Retail - 2.7%
Amazon.com, Inc. (a)	2,200	161,326
Blue Nile, Inc. (a)	800	34,016
		195,342
TOTAL INTERNET & CATALOG RETAIL		270,618
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Art Technology Group, Inc. (a)	2,310	7,392
eBay, Inc. (a)	700	19,131
Google, Inc. Class A (sub. vtg.) (a)	89	46,851
		73,374
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc.	700	28,266
MEDIA - 29.8%
Advertising - 3.4%
Lamar Advertising Co. Class A (a)	1,300	46,839
National CineMedia, Inc.	3,600	38,376
Omnicom Group, Inc.	3,500	157,080
		242,295
Broadcasting & Cable TV - 9.5%
Comcast Corp. Class A	16,200	307,314
Grupo Televisa SA de CV (CPO) sponsored ADR	4,900	115,738
Liberty Media Corp. - Entertainment Class A (a)	3,600	87,228
The DIRECTV Group, Inc. (a)	5,400	139,914
Time Warner Cable, Inc. (a)	1,200	31,776
		681,970
Movies & Entertainment - 14.7%
Cinemark Holdings, Inc.	1,300	16,978
Live Nation, Inc. (a)	3,222	34,089
News Corp.:
Class A	9,441	141,993
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.: - continued
Class B	1,000	$ 15,350
Regal Entertainment Group Class A	7,900	120,712
The Walt Disney Co.	8,800	274,560
Time Warner, Inc.	30,000	443,999
		1,047,681
Publishing - 2.2%
McGraw-Hill Companies, Inc.	3,900	156,468
TOTAL MEDIA		2,128,414
MULTILINE RETAIL - 7.0%
Department Stores - 0.9%
Nordstrom, Inc.	2,200	66,660
General Merchandise Stores - 6.1%
Target Corp.	9,300	432,357
TOTAL MULTILINE RETAIL		499,017
SPECIALTY RETAIL - 24.0%
Apparel Retail - 5.6%
Abercrombie & Fitch Co. Class A	800	50,144
Citi Trends, Inc. (a)	2,100	47,586
Ross Stores, Inc.	1,900	67,488
The Buckle, Inc.	400	18,292
TJX Companies, Inc.	3,600	113,292
Tween Brands, Inc. (a)	2,500	41,150
Urban Outfitters, Inc. (a)	1,400	43,666
Zumiez, Inc. (a)	1,100	18,238
		399,856
Automotive Retail - 1.7%
Advance Auto Parts, Inc.	1,600	62,128
AutoZone, Inc. (a)	500	60,505
		122,633
Home Improvement Retail - 8.8%
Home Depot, Inc.	11,784	275,981
Lowe's Companies, Inc.	13,800	286,350
Sherwin-Williams Co.	1,400	64,302
		626,633
Homefurnishing Retail - 1.2%
Williams-Sonoma, Inc.	4,400	87,296

	Shares	Value
Specialty Stores - 6.7%
Jo-Ann Stores, Inc. (a)	2,000	$ 46,060
PetSmart, Inc.	7,663	152,877
Staples, Inc.	9,650	229,188
Tiffany & Co., Inc.	1,300	52,975
		481,100
TOTAL SPECIALTY RETAIL		1,717,518
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 4.1%
Coach, Inc. (a)	4,500	129,960
G-III Apparel Group Ltd. (a)	2,505	30,912
Hanesbrands, Inc. (a)	1,700	46,138
Polo Ralph Lauren Corp. Class A	500	31,390
VF Corp.	800	56,944
		295,344
Footwear - 2.1%
Iconix Brand Group, Inc. (a)	9,400	113,552
NIKE, Inc. Class B	600	35,766
		149,318
TOTAL TEXTILES, APPAREL & LUXURY GOODS		444,662
TOTAL COMMON STOCKS (Cost $8,560,252)		7,153,626
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $36,000)	$ 36,001	36,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,596,252)	7,189,626
NET OTHER ASSETS - (0.6)%	(39,551)
NET ASSETS - 100%	$ 7,150,075
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 7,659
Goldman, Sachs & Co.	3,454
ING Financial Markets LLC	13,032
Merrill Lynch Government Securities, Inc.	11,855
$ 36,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,189,626	$ 7,153,626	$ 36,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,000) - See accompanying schedule: Unaffiliated issuers (cost $8,596,252)		$ 7,189,626
Cash		294
Foreign currency held at value (cost $4)		4
Receivable for investments sold		102,903
Receivable for fund shares sold		250
Dividends receivable		3,438
Distributions receivable from Fidelity Central Funds		71
Prepaid expenses		16
Receivable from investment adviser for expense reductions		1,584
Total assets		7,298,186

Liabilities
Payable for investments purchased	$ 85,820
Payable for fund shares redeemed	38,444
Accrued management fee	3,785
Other affiliated payables	866
Other payables and accrued expenses	19,196
Total liabilities		148,111

Net Assets		$ 7,150,075
Net Assets consist of:
Paid in capital		$ 8,926,184
Undistributed net investment income		15,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(384,725)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,406,622)
Net Assets		$ 7,150,075

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,219,355 ÷ 577,082 shares)	$ 9.04

Investor Class: Net Asset Value, offering price and redemption price per share ($1,930,720 ÷ 213,456 shares)	$ 9.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 56,736
Interest		602
Income from Fidelity Central Funds		1,165
Total income		58,503

Expenses
Management fee	$ 23,554
Transfer agent fees	7,083
Accounting fees and expenses	1,646
Custodian fees and expenses	3,241
Independent trustees' compensation	19
Audit	18,037
Legal	15
Miscellaneous	756
Total expenses before reductions	54,351
Expense reductions	(11,086)	43,265
Net investment income (loss)		15,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(331,146)
Foreign currency transactions	(6)
Total net realized gain (loss)		(331,152)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,027,448)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,027,449)
Net gain (loss)		(1,358,601)
Net increase (decrease) in net assets resulting from operations		$ (1,343,363)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,238	$ (15,182)
Net realized gain (loss)	(331,152)	1,258,081
Change in net unrealized appreciation (depreciation)	(1,027,449)	(1,860,301)
Net increase (decrease) in net assets resulting from operations	(1,343,363)	(617,402)
Distributions to shareholders from net investment income	-	(27,376)
Distributions to shareholders from net realized gain	(72,042)	(850,763)
Total distributions	(72,042)	(878,139)
Share transactions - net increase (decrease)	(776,612)	(7,299,873)
Redemption fees	434	15,858
Total increase (decrease) in net assets	(2,191,583)	(8,779,556)

Net Assets
Beginning of period	9,341,658	18,121,214
End of period (including undistributed net investment income of $15,238 and $0, respectively)	$ 7,150,075	$ 9,341,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 12.84	$ 11.45	$ 11.12	$ 10.17	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.11 H	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	(1.61)	(1.02)	1.33	.35	.99	2.07
Total from investment operations	(1.59)	(1.03)	1.44	.33	.95	2.04
Distributions from net investment income	-	(.02)	(.06)	-	-	-
Distributions from net realized gain	(.09)	(1.08)	-	-	-	-
Total distributions	(.09)	(1.10)	(.06)	-	-	-
Redemption fees added to paid in capital E	- J	.01	.01	- J	- J	- J
Net asset value, end of period	$ 9.04	$ 10.72	$ 12.84	$ 11.45	$ 11.12	$ 10.17
Total Return B, C, D	(14.97)%	(8.14)%	12.63%	2.97%	9.34%	25.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.10%	1.20%	1.19%	1.35%	1.72%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.15%	1.14%	1.35%	1.50%
Expenses net of all reductions	1.00% A	1.01%	1.14%	1.12%	1.31%	1.46%
Net investment income (loss)	.38% A	(.07)%	.90% H	(.19)%	(.42)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,219	$ 6,989	$ 13,866	$ 9,616	$ 12,051	$ 10,959
Portfolio turnover rate G	64% A	114%	189%	74%	145%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 12.83	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	.10 H	(.01)
Net realized and unrealized gain (loss)	(1.59)	(1.02)	1.33	(.04)
Total from investment operations	(1.58)	(1.05)	1.43	(.05)
Distributions from net investment income	-	(.02)	(.05)	-
Distributions from net realized gain	(.09)	(1.05)	-	-
Total distributions	(.09)	(1.07)	(.05)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 9.05	$ 10.72	$ 12.83	$ 11.44
Total Return B, C, D	(14.87)%	(8.29)%	12.62%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.39% A	1.24%	1.41%	1.61% A
Expenses net of fee waivers, if any	1.09% A	1.15%	1.25%	1.25% A
Expenses net of all reductions	1.09% A	1.15%	1.24%	1.23% A
Net investment income (loss)	.29% A	(.21)%	.80%H	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,931	$ 2,352	$ 4,256	$ 339
Portfolio turnover rate G	64% A	114%	189%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 380,736
Unrealized depreciation	(1,835,696)
Net unrealized appreciation (depreciation)	$ (1,454,960)
Cost for federal income tax purposes	$ 8,644,586

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,674,042 and $3,414,801, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,134
Investor Class	2,949
$ 7,083

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $272 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 7,794
Investor Class	1.15-1.08%*	3,238
		$ 11,032

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $54 for the period.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,761, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 21,493
Investor Class	-	5,883
Total	$ -	$ 27,376
From net realized gain
Initial Class	$ 53,286	$ 642,099
Investor Class	18,756	208,664
Total	$ 72,042	$ 850,763

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	28,228	194,438	$ 285,155	$ 2,608,051
Reinvestment of distributions	5,250	60,458	53,286	663,592
Shares redeemed	(108,660)	(682,661)	(1,061,844)	(9,097,868)
Net increase (decrease)	(75,182)	(427,765)	$ (723,403)	$ (5,826,225)
Investor Class
Shares sold	49,273	215,844	$ 502,022	$ 2,882,128
Reinvestment of distributions	1,848	19,548	18,756	214,547
Shares redeemed	(57,102)	(347,583)	(573,987)	(4,570,323)
Net increase (decrease)	(5,981)	(112,191)	$ (53,209)	$ (1,473,648)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0808
1.817358.103

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 903.40	$ 4.73
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02
Investor Class
Actual	$ 1,000.00	$ 903.30	$ 5.11
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.08%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	15.4	16.5
The Coca-Cola Co.	10.1	9.5
PepsiCo, Inc.	8.9	7.9
CVS Caremark Corp.	6.1	5.4
Nestle SA sponsored ADR	4.9	3.9
British American Tobacco PLC sponsored ADR	3.7	3.9
Colgate-Palmolive Co.	3.5	3.6
Avon Products, Inc.	3.2	2.6
Unilever NV (NY Shares)	2.5	2.2
Kroger Co.	2.4	1.8
	60.7
Top Industries (% of fund's net assets)
As of June 30, 2008
Beverages	35.1%
Household Products	19.4%
Food Products	15.3%
Food & Staples Retailing	15.1%
Tobacco	9.5%
All Others*	5.6%

As of December 31, 2007
Beverages	28.6%
Household Products	21.3%
Food & Staples Retailing	19.4%
Food Products	14.0%
Tobacco	9.1%
All Others*	7.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BEVERAGES - 35.1%
Brewers - 7.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	6,300	$ 54,548
Carlsberg AS Series B	750	72,247
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,500	95,025
Heineken NV (Bearer)	4,860	247,489
InBev SA	3,825	264,464
Molson Coors Brewing Co. Class B	7,060	383,570
SABMiller PLC	12,180	278,276
		1,395,619
Distillers & Vintners - 4.7%
Brown-Forman Corp. Class B (non-vtg.)	660	49,876
Constellation Brands, Inc. Class A (sub. vtg.) (a)	10,000	198,600
Diageo PLC sponsored ADR	3,755	277,382
Pernod Ricard SA	2,680	273,480
Remy Cointreau SA	800	43,469
		842,807
Soft Drinks - 22.7%
Coca-Cola Amatil Ltd.	7,534	50,635
Coca-Cola FEMSA SAB de CV sponsored ADR	3,370	190,034
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	5,060	136,974
Coca-Cola Icecek AS	5,900	54,458
Cott Corp. (a)	15,700	49,902
Embotelladora Andina SA sponsored ADR	5,800	88,682
Fomento Economico Mexicano SA de CV sponsored ADR	2,100	95,571
PepsiCo, Inc.	25,250	1,605,648
The Coca-Cola Co.	35,000	1,819,300
		4,091,204
TOTAL BEVERAGES		6,329,630
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)	3,650	17,995
FOOD & STAPLES RETAILING - 15.1%
Drug Retail - 8.2%
CVS Caremark Corp.	27,790	1,099,650
Walgreen Co.	11,800	383,618
		1,483,268
Food Distributors - 1.0%
Sysco Corp.	5,000	137,550
United Natural Foods, Inc. (a)	1,900	37,012
		174,562
Food Retail - 4.6%
Kroger Co.	15,250	440,268

	Shares	Value
Safeway, Inc.	12,200	$ 348,310
SUPERVALU, Inc.	1,450	44,791
		833,369
Hypermarkets & Super Centers - 1.3%
Wal-Mart Stores, Inc.	4,100	230,420
TOTAL FOOD & STAPLES RETAILING		2,721,619
FOOD PRODUCTS - 15.3%
Agricultural Products - 4.5%
Archer Daniels Midland Co.	8,000	270,000
Bunge Ltd.	2,930	315,532
Corn Products International, Inc.	1,225	60,160
SLC Agricola SA	5,900	117,028
Viterra, Inc. (a)	4,100	56,310
		819,030
Packaged Foods & Meats - 10.8%
Cadbury PLC ADR	609	30,645
Groupe Danone	2,470	172,836
Kellogg Co.	585	28,092
Kraft Foods, Inc. Class A	5,900	167,855
Lindt & Spruengli AG	1	30,022
Marine Harvest ASA (a)	101,400	74,268
Nestle SA sponsored ADR	7,795	881,615
Tyson Foods, Inc. Class A	3,900	58,266
Unilever NV (NY Shares)	16,075	456,530
Wimm-Bill-Dann Foods OJSC sponsored ADR	450	47,349
		1,947,478
TOTAL FOOD PRODUCTS		2,766,508
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	3,400	53,516
HOUSEHOLD PRODUCTS - 19.4%
Household Products - 19.4%
Colgate-Palmolive Co.	9,035	624,319
Kimberly-Clark Corp.	1,600	95,648
Procter & Gamble Co.	45,600	2,772,931
		3,492,898
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	16,100	579,922
Bare Escentuals, Inc. (a)	2,605	48,792
Estee Lauder Companies, Inc. Class A	850	39,483
Herbalife Ltd.	2,400	93,000
Physicians Formula Holdings, Inc. (a)	2,840	26,554
		787,751
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.7%
Pharmaceuticals - 0.7%
Johnson & Johnson	2,130	$ 137,044
TOBACCO - 9.5%
Tobacco - 9.5%
Altria Group, Inc.	18,650	383,444
British American Tobacco PLC sponsored ADR	9,650	668,263
KT&G Corp.	1,000	86,001
Lorillard, Inc. (a)	725	50,141

	Shares	Value
Philip Morris International, Inc.	7,750	$ 382,773
Souza Cruz Industria Comerico	4,950	140,886
		1,711,508
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $18,977,100)	18,018,469
NET OTHER ASSETS - 0.1%	19,430
NET ASSETS - 100%	$ 18,037,899
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,588
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,018,469	$ 16,561,918	$ 1,456,551	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.7%
United Kingdom	6.9%
Switzerland	5.1%
Netherlands	3.9%
France	2.8%
Brazil	1.9%
Bermuda	1.8%
Mexico	1.5%
Belgium	1.5%
Others (individually less than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,977,100)		$ 18,018,469
Receivable for investments sold		428,768
Receivable for fund shares sold		43,314
Dividends receivable		36,031
Distributions receivable from Fidelity Central Funds		286
Prepaid expenses		15
Other receivables		213
Total assets		18,527,096

Liabilities
Payable to custodian bank	$ 442,221
Payable for fund shares redeemed	13,447
Accrued management fee	12,049
Other affiliated payables	2,644
Other payables and accrued expenses	18,836
Total liabilities		489,197

Net Assets		$ 18,037,899
Net Assets consist of:
Paid in capital		$ 18,986,890
Undistributed net investment income		151,518
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(141,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(958,670)
Net Assets		$ 18,037,899

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,478,072 ÷ 846,656 shares)	$ 10.01

Investor Class: Net Asset Value, offering price and redemption price per share ($9,559,827 ÷ 955,841 shares)	$ 10.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 246,903
Interest		33
Income from Fidelity Central Funds		10,588
Total income		257,524

Expenses
Management fee	$ 56,786
Transfer agent fees	14,205
Accounting fees and expenses	3,968
Custodian fees and expenses	19,874
Independent trustees' compensation	40
Audit	11,738
Legal	22
Miscellaneous	1,848
Total expenses before reductions	108,481
Expense reductions	(2,475)	106,006
Net investment income (loss)		151,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(123,238)
Foreign currency transactions	(951)
Total net realized gain (loss)		(124,189)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,886,869)
Assets and liabilities in foreign currencies	(68)
Total change in net unrealized appreciation (depreciation)		(1,886,937)
Net gain (loss)		(2,011,126)
Net increase (decrease) in net assets resulting from operations		$ (1,859,608)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period April 24, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,518	$ 60,675
Net realized gain (loss)	(124,189)	61,984
Change in net unrealized appreciation (depreciation)	(1,886,937)	928,267
Net increase (decrease) in net assets resulting from operations	(1,859,608)	1,050,926
Distributions to shareholders from net investment income	-	(55,122)
Distributions to shareholders from net realized gain	-	(89,733)
Total distributions	-	(144,855)
Share transactions - net increase (decrease)	4,905,409	14,075,457
Redemption fees	9,521	1,049
Total increase (decrease) in net assets	3,055,322	14,982,577

Net Assets
Beginning of period	14,982,577	-
End of period (including undistributed net investment income of $151,518 and $0, respectively)	$ 18,037,899	$ 14,982,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08
Net realized and unrealized gain (loss)	(1.15)	1.11
Total from investment operations	(1.07)	1.19
Distributions from net investment income	-	(.04)
Distributions from net realized gain	-	(.07)
Total distributions	-	(.11)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 10.01	$ 11.08
Total Return B, C, D	(9.66)%	11.92%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.66% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	1.53% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,478	$ 7,964
Portfolio turnover rate G	77% A	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

(Unaudited)

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.07
Net realized and unrealized gain (loss)	(1.15)	1.11
Total from investment operations	(1.07)	1.18
Distributions from net investment income	-	(.04)
Distributions from net realized gain	-	(.07)
Total distributions	-	(.11)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 10.00	$ 11.07
Total ReturnB, C, D	(9.67)%	11.82%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.10% A	1.79% A
Expenses net of fee waivers, if any	1.08% A	1.15% A
Expenses net of all reductions	1.08% A	1.15% A
Net investment income (loss)	1.44% A	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,560	$ 7,018
Portfolio turnover rate G	77% A	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 493,770
Unrealized depreciation	(1,510,751)
Net unrealized appreciation (depreciation)	$ (1,016,981)
Cost for federal income tax purposes	$ 19,035,450

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,907,396 and $7,436,698, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,850
Investor Class	9,355
$ 14,205

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $583 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 1,128
Investor Class	1.15% - 1.08%*	938
		$ 2,066

* Expense limitation in effect at period end.

Semiannual Report

8. Expense Reductions - continued

Effective February 1, 2008, the expense limitations changed to 1.08%, for Investor Class.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $409 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	2007 A
From net investment income
Initial Class	$ -	$ 30,241
Investor Class	-	24,881
Total	$ -	$ 55,122
From net realized gain
Initial Class	$ -	$ 49,230
Investor Class	-	40,503
Total	$ -	$ 89,733

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	2007 A	Six months ended June 30, 2008	2007 A
Initial Class
Shares sold	465,317	737,178	$ 4,948,902	$ 7,668,501
Reinvestment of distributions	-	7,108	-	79,471
Shares redeemed	(337,499)	(25,448)	(3,544,481)	(270,975)
Net increase (decrease)	127,818	718,838	$ 1,404,421	$ 7,476,997
Investor Class
Shares sold	643,249	637,642	$ 6,863,909	$ 6,632,924
Reinvestment of distributions	-	5,854	-	65,384
Shares redeemed	(321,401)	(9,503)	(3,362,921)	(99,848)
Net increase (decrease)	321,848	633,993	$ 3,500,988	$ 6,598,460

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0808
1.850997.101

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 23, 2008 to June 30, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2008	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 1,042.00	$ 4.91 B
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52 C
Service Class
Actual	$ 1,000.00	$ 1,042.00	$ 5.36B
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02C
Service Class 2
Actual	$ 1,000.00	$ 1,041.00	$ 6.02B
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77C
Initial Class R
Actual	$ 1,000.00	$ 1,043.00	$ 4.91B
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52C
Service Class 2R
Actual	$ 1,000.00	$ 1,041.00	$ 6.02B
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77C
Investor Class R
Actual	$ 1,000.00	$ 1,042.00	$ 5.27B
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 5.92C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 160/366 (to reflect the period January 23, 2008 to June 30, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class 2R	1.35%
Investor Class R	1.18%

Semiannual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
Russia	17.6%
Brazil	15.7%
Korea (South)	10.5%
South Africa	6.0%
United States of America	5.4%
Hong Kong	5.3%
Taiwan	5.2%
China	4.7%
Indonesia	4.3%
Other	25.3%

Asset Allocation
% of fund's net assets
Stocks	95.4
Short-Term Investments and Net Other Assets	4.6
Top Ten Stocks as of June 30, 2008
% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	5.8
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	5.7
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	4.2
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.2
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5
Israel Chemicals Ltd. (Israel, Chemicals)	1.7
PT Bumi Resources Tbk (Indonesia, Oil, Gas & Consumable Fuels)	1.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5
China Construction Bank Corp.	1.4
30.5
Market Sectors as of June 30, 2008
% of fund's net assets
Energy	25.2
Materials	20.4
Financials	17.2
Telecommunication Services	8.9
Information Technology	7.0
Industrials	6.2
Consumer Discretionary	4.9
Consumer Staples	2.8
Utilities	2.8

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 0.0%
Sino Gold Mining Ltd. (a)	822	$ 4,595
Austria - 0.7%
Erste Bank AG	1,100	68,031
Raiffeisen International Bank Holding AG	200	25,410
TOTAL AUSTRIA		93,441
Bahrain - 0.3%
Gulf Finance House BSC:
unit (c)	700	27,475
(Reg. S) unit	500	19,625
TOTAL BAHRAIN		47,100
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	5,307	85,073
C C Land Holdings Ltd.	17,000	10,574
Central European Media Enterprises Ltd. Class A (a)	800	72,424
Credicorp Ltd. (NY Shares)	200	16,424
FerroChina Ltd.	4,000	3,587
Pacific Basin Shipping Ltd.	16,000	22,859
Samling Global Ltd.	28,000	4,381
West Siberian Resources Ltd. SDR (a)	19,520	27,136
TOTAL BERMUDA		242,458
Brazil - 15.7%
All America Latina Logistica SA unit	1,900	24,224
Banco Bradesco SA:
(PN)	8,450	171,931
(PN) sponsored ADR	600	12,276
Banco Daycoval SA (PN)	1,300	9,528
Banco do Brasil SA	4,500	73,232
Companhia de Saneamento de Minas Gerais	800	14,835
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,800	79,938
Companhia Vale do Rio Doce (PN-A) sponsored ADR	20,000	596,800
Gafisa SA sponsored ADR	300	10,311
GVT Holding SA (a)	800	19,436
Localiza Rent a Car SA	2,400	26,946
MMX Mineracao e Metalicos SA (a)	900	27,670
MRV Engenharia e Participacoes SA	1,200	26,722
Multiplan Empreendimentos Imobiliarios SA	500	5,832
Net Servicos de Comunicacao SA sponsored ADR	5,800	73,022
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,700	337,309
(PN) sponsored ADR (non-vtg.)	8,200	475,190
sponsored ADR	1,000	70,830

	Shares	Value
Uniao de Bancos Brasileiros SA (Unibanco):
unit	4,500	$ 57,036
GDR	800	101,544
TOTAL BRAZIL		2,214,612
Canada - 0.4%
Addax Petroleum, Inc.	200	9,661
Aurelian Resources, Inc. (a)	800	4,426
Eastern Platinum Ltd. (a)	2,400	6,592
First Quantum Minerals Ltd.	200	13,803
Ivanhoe Mines Ltd. (a)	500	5,420
SouthGobi Energy Resources Ltd. (a)	900	18,162
TOTAL CANADA		58,064
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	74,000	93,387
Hidili Industry International Development Ltd.	3,000	5,233
Lee & Man Paper Manufacturing Ltd.	6,800	10,116
Xinyuan Real Estate Co. Ltd. ADR	900	5,463
Yingli Green Energy Holding Co. Ltd. ADR	200	3,184
Zhong An Real Estate Ltd.	5,000	1,956
TOTAL CAYMAN ISLANDS		119,339
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	12,000	80,259
China Coal Energy Co. Ltd. (H Shares)	43,000	75,221
China Communications Construction Co. Ltd. (H Shares)	26,800	45,851
China Construction Bank Corp. (H Shares)	243,000	195,715
Golden Eagle Retail Group Ltd. (H Shares)	6,000	5,833
Industrial & Commercial Bank of China	213,000	145,601
Parkson Retail Group Ltd.	2,000	14,595
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	12,500	92,982
Yantai Changyu Pioneer Wine Co. (B Shares)	1,400	8,798
TOTAL CHINA		664,855
Cyprus - 0.3%
Mirland Development Corp. PLC (a)	3,700	31,747
XXI Century Investments Public Ltd. (a)	600	12,560
TOTAL CYPRUS		44,307
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	2,100	186,316
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	1,950	30,245
Eastern Tobacco Co.	200	12,348
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries SAE GDR	500	$ 68,500
Orascom Hotels & Development (OHD) (a)	247	2,553
Telecom Egypt SAE	1,400	4,296
TOTAL EGYPT		117,942
Georgia - 0.0%
Bank of Georgia unit (a)	200	4,600
Hong Kong - 5.3%
China Mobile (Hong Kong) Ltd.	33,000	442,954
China Resources Power Holdings Co. Ltd.	12,000	29,241
CNOOC Ltd.	97,000	168,383
CNOOC Ltd. sponsored ADR	100	17,354
CNPC (Hong Kong) Ltd.	130,000	61,355
REXCAPITAL Financial Holdings Ltd. (a)	75,000	7,503
Shanghai Industrial Holdings Ltd. (H Shares)	4,000	11,748
TOTAL HONG KONG		738,538
India - 3.4%
Axis Bank Ltd.	300	4,228
Axis Bank Ltd. GDR (Reg. S)	600	7,950
Bank of India	828	4,187
Bharti Airtel Ltd. (a)	3,173	53,308
Blue Star Ltd.	677	5,910
Educomp Solutions Ltd.	66	3,966
Federal Bank Ltd.	1,097	4,652
HCL Technologies Ltd.	1,793	10,548
Housing Development Finance Corp. Ltd.	1,660	75,976
Indiabulls Real Estate Ltd. GDR (a)(c)	663	4,196
Indian Overseas Bank	4,062	7,883
Infosys Technologies Ltd. sponsored ADR	1,300	56,498
JSW Steel Ltd.	2,067	43,362
LANCO Infratech Ltd. (a)	2,225	14,680
Larsen & Toubro Ltd.	864	43,969
Reliance Industries Ltd.	1,694	82,674
Rolta India Ltd.	1,463	8,383
Rural Electrification Corp. Ltd.	60	117
Sintex Industries Ltd.	2,273	16,358
Tata Power Co. Ltd.	1,152	28,364
TOTAL INDIA		477,209
Indonesia - 4.3%
PT Astra Agro Lestari Tbk	9,500	30,428
PT Astra International Tbk	37,000	77,200
PT Bank Mandiri Persero Tbk	77,500	21,840
PT Bank Niaga Tbk	152,000	15,816
PT Bank Rakyat Indonesia Tbk	77,000	42,564
PT Bumi Resources Tbk	255,500	227,086
PT Indika Energy Tbk	10,500	3,727
PT Indosat Tbk	16,000	11,706

	Shares	Value
PT Indosat Tbk sponsored ADR	100	$ 3,623
PT International Nickel Indonesia Tbk	104,000	68,198
PT Perusahaan Gas Negara Tbk Series B	67,000	94,407
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	12,000	13,657
TOTAL INDONESIA		610,252
Ireland - 0.1%
Dragon Oil PLC (a)	1,000	9,085
Israel - 1.7%
Israel Chemicals Ltd.	10,200	237,933
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (c)	300	4,629
unit	1,000	15,430
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,900	59,280
TOTAL KAZAKHSTAN		79,339
Korea (South) - 10.4%
CJ CheilJedang Corp. (a)	67	17,510
Daehan Steel Co. Ltd.	119	10,939
Daelim Industrial Co.	320	32,719
Doosan Co. Ltd. (a)	460	76,923
GS Engineering & Construction Corp.	540	59,083
Hanjin Heavy Industries & Consolidated Co. Ltd.	324	13,932
Hyundai Engineering & Construction Co. Ltd.	658	43,699
Hyundai Heavy Industries Co. Ltd.	80	24,768
Hyundai Steel Co.	330	24,849
Kookmin Bank	2,227	131,513
Korea Gas Corp.	423	30,800
Kyeryong Construction Industrial Co. Ltd.	330	9,460
LG Electronics, Inc.	798	90,361
LG Household & Health Care Ltd.	290	56,808
MegaStudy Co. Ltd.	251	79,437
Meritz Fire & Marine Insurance Co. Ltd.	3,380	32,621
NHN Corp. (a)	333	58,072
POSCO	42	21,833
Samsung Electronics Co. Ltd.	690	412,088
Samsung Fire & Marine Insurance Co. Ltd.	210	43,846
Shinhan Financial Group Co. Ltd.	3,260	146,771
Taewoong Co. Ltd.	449	43,291
TOTAL KOREA (SOUTH)		1,461,323
Lebanon - 0.1%
Solidere GDR	300	10,965
Luxembourg - 1.7%
Evraz Group SA GDR	1,300	151,450
MHP SA GDR (a)(c)	700	12,950
Tenaris SA sponsored ADR	1,000	74,500
TOTAL LUXEMBOURG		238,900
Common Stocks - continued
	Shares	Value
Malaysia - 1.0%
DiGi.com Bhd	2,500	$ 18,286
Gamuda Bhd	8,600	6,159
Genting Bhd	7,900	13,539
IJM Corp. Bhd	2,700	4,545
KNM Group Bhd	10,500	20,406
Parkson Holdings Bhd	2,700	4,173
Public Bank Bhd	23,700	75,434
UEM World Bhd	5,100	4,589
TOTAL MALAYSIA		147,131
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	3,900	205,725
Banco Compartamos SA de CV	1,700	6,363
Desarrolladora Homex Sab de CV sponsored ADR (a)	1,000	58,580
Grupo Financiero Banorte SA de CV Series O	17,400	81,777
Grupo Mexico SA de CV Series B	36,563	82,924
Urbi, Desarrollos Urbanos, SA de CV (a)	6,800	23,572
TOTAL MEXICO		458,941
Nigeria - 0.1%
Guaranty Trust Bank PLC:
(Reg. S) unit	763	9,622
sponsored GDR (c)	436	5,498
TOTAL NIGERIA		15,120
Norway - 0.1%
Telenor ASA	800	15,017
Oman - 0.2%
BankMuscat SAOG sponsored GDR	1,300	23,725
Panama - 0.1%
Intergroup Financial Services Corp.	400	9,000
Papua New Guinea - 0.1%
Oil Search Ltd.	1,127	7,347
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	545	35,627
Philippines - 0.3%
Ayala Corp.	1,200	6,890
International Container Terminal Services, Inc.	6,000	3,947
Megaworld Corp.	118,000	3,210
PNOC Energy Development Corp.	54,000	6,262
Robinsons Land Corp.	14,000	2,310
Security Bank Corp.	3,000	3,880
SM Investments Corp.	1,280	6,993
Vista Land & Lifescapes, Inc.	47,000	3,144
TOTAL PHILIPPINES		36,636
Poland - 0.4%
Globe Trade Centre SA (a)	700	9,979

	Shares	Value
Powszechna Kasa Oszczednosci Bank SA	2,200	$ 47,342
Trakcja Polska SA	2,050	4,762
TOTAL POLAND		62,083
Russia - 17.6%
Bank St. Petersburg OJSC	2,931	20,634
Comstar United TeleSystems OJSC GDR (Reg. S)	2,800	28,000
JSC MMC 'Norilsk Nickel' sponsored ADR	5,500	138,325
LSR Group OJSC (a)	100	6,900
LSR Group OJSC GDR (Reg. S)	100	1,540
Lukoil Oil Co. sponsored ADR	3,500	345,625
Mechel Steel Group OAO sponsored ADR	2,700	133,758
Mobile TeleSystems OJSC sponsored ADR	1,700	130,237
Novolipetsk Iron & Steel Corp.	100	5,700
Novorossiysk Commercial Sea Port JSC unit (a)(c)	300	4,491
OAO Gazprom sponsored ADR	13,700	794,605
OAO Raspadskaya	7,400	69,560
OAO TatNeft unit	900	135,675
OAO TMK	2,465	21,199
OJSC Rosneft unit	9,800	113,680
Rosinter Restaurants Holding	63	3,087
Sberbank (Savings Bank of the Russian Federation) (a)	26,700	84,372
Sberbank (Savings Bank of the Russian Federation) GDR	200	72,989
Uralkali JSC (a)	4,900	71,050
Uralkali JSC GDR (Reg. S) (a)	800	58,160
Vimpel Communications sponsored ADR	5,600	166,208
Wimm-Bill-Dann Foods OJSC sponsored ADR	600	63,132
TOTAL RUSSIA		2,468,927
Singapore - 0.5%
Keppel Corp. Ltd.	2,000	16,376
Olam International Ltd.	4,400	7,859
Straits Asia Resources Ltd.	18,000	46,703
TOTAL SINGAPORE		70,938
Slovenia - 0.0%
Nova Kreditna banka Maribor d.d.	122	5,368
South Africa - 6.0%
African Bank Investments Ltd.	7,300	21,999
African Rainbow Minerals Ltd.	2,160	77,230
Aspen Pharmacare Holdings Ltd.	1,300	5,279
Bidvest Group Ltd.	982	12,336
Blue Label Telecoms Ltd.	4,200	3,754
Exxaro Resources Ltd.	3,000	55,336
FirstRand Ltd.	20,600	34,986
Illovo Sugar Ltd.	5,400	18,445
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	4,900	$ 193,342
Kumba Iron Ore Ltd.	1,700	68,380
Mr. Price Group Ltd.	2,900	5,555
MTN Group Ltd.	9,200	146,261
Murray & Roberts Holdings Ltd.	7,600	84,422
Northam Platinum Ltd.	2,305	19,897
Raubex Group Ltd.	5,557	24,126
Sasol Ltd. sponsored ADR	1,300	76,622
TOTAL SOUTH AFRICA		847,970
Switzerland - 0.5%
Orascom Development Holding AG	627	72,681
Taiwan - 5.2%
Asia Cement Corp.	13,000	19,487
AU Optronics Corp.	36,000	56,574
AU Optronics Corp. sponsored ADR	900	14,256
China Steel Corp.	64,000	98,784
First Financial Holding Co. Ltd.	78,000	85,573
Formosa Plastics Corp.	6,000	14,470
Fubon Financial Holding Co. Ltd.	26,000	26,554
High Tech Computer Corp.	3,000	67,209
Hon Hai Precision Industry Co. Ltd. (Foxconn)	35,000	172,388
Innolux Display Corp.	15,000	26,933
Siliconware Precision Industries Co. Ltd.	56,000	82,562
Taiwan Cement Corp.	47,000	63,486
TOTAL TAIWAN		728,276
Thailand - 1.2%
Mermaid Maritime PLC	5,000	4,925
Minor International PCL (For. Reg.)	28,710	12,025
PTT PCL (For. Reg.)	9,400	84,930
Siam Commercial Bank PCL (For. Reg.)	27,500	63,762
Total Access Communication PCL unit	6,500	9,820
TOTAL THAILAND		175,462
Turkey - 2.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,000	60,609
Asya Katilim Bankasi AS	20,000	37,574
Bagfas Bandirma Gubre Fabrikalari AS	200	25,485
Enka Insaat ve Sanayi AS	6,666	76,774
Tekfen Holding AS	1,000	7,678
Tupras-Turkiye Petrol Rafinerileri AS	2,000	46,151
Turkiye Garanti Bankasi AS (a)	11,000	25,338
TOTAL TURKEY		279,609

	Shares	Value
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(c)	600	$ 4,170
DP World Ltd.	7,027	6,043
TOTAL UNITED ARAB EMIRATES		10,213
United Kingdom - 1.2%
Aricom PLC (a)	4,300	6,919
Cairn Energy PLC (a)	400	25,672
Eurasian Natural Resources Corp. PLC	700	18,444
Imperial Energy PLC (a)	200	3,694
Randgold Resources Ltd. sponsored ADR	400	18,472
Sibir Energy PLC	5,600	90,500
TOTAL UNITED KINGDOM		163,701
United States of America - 0.8%
Central European Distribution Corp. (a)	200	14,830
Cogo Group, Inc. (a)	400	3,644
CTC Media, Inc. (a)	1,000	24,660
Freeport-McMoRan Copper & Gold, Inc. Class B	500	58,595
Nucor Corp.	100	7,467
TOTAL UNITED STATES OF AMERICA		109,196
TOTAL COMMON STOCKS (Cost $13,733,084)		13,404,141
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	20	8,619
South Africa - 0.0%
Allied Electronics Corp. Ltd.	600	2,797
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,596)		11,416
Convertible Bonds - 0.0%
Principal Amount
Cayman Islands - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $10,000)	$ 10,000	8,900
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $1,826,609)	1,826,609	$ 1,826,609
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $15,582,289)	15,251,066
NET OTHER ASSETS - (8.4)%	(1,185,821)
NET ASSETS - 100%	$ 14,065,245
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,409 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,603
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,251,066	$ 13,971,606	$ 1,279,460	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,755,680)	$ 13,424,457
Fidelity Central Funds (cost $1,826,609)	1,826,609
Total Investments (cost $15,582,289)		$ 15,251,066
Cash		36,657
Foreign currency held at value (cost $388)		389
Receivable for investments sold		29,104
Receivable for fund shares sold		298,064
Dividends receivable		27,944
Interest receivable		51
Distributions receivable from Fidelity Central Funds		2,742
Receivable from investment adviser for expense reductions		28,437
Other receivables		1,372
Total assets		15,675,826

Liabilities
Payable for investments purchased	$ 1,533,640
Payable for fund shares redeemed	12,715
Accrued management fee	8,306
Distribution fees payable	431
Other affiliated payables	1,486
Other payables and accrued expenses	54,003
Total liabilities		1,610,581

Net Assets		$ 14,065,245
Net Assets consist of:
Paid in capital		$ 14,427,586
Undistributed net investment income		42,162
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,130)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(331,373)
Net Assets		$ 14,065,245

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,078,601 ÷ 103,463 shares)	$ 10.42

Service Class: Net Asset Value, offering price and redemption price per share ($833,636 ÷ 80,001 shares)	$ 10.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($833,080 ÷ 80,001 shares)	$ 10.41

Initial Class R: Net Asset Value, offering price and redemption price per share ($5,339,923 ÷ 512,196 shares)	$ 10.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($833,081 ÷ 80,001 shares)	$ 10.41

Investor Class R: Net Asset Value, offering price and redemption price per share ($5,146,924 ÷ 493,865 shares)	$ 10.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period January 23, 2008 (commencement of operations) to June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 75,587
Interest		1,078
Income from Fidelity Central Funds		6,603
		83,268
Less foreign taxes withheld		(5,966)
Total income		77,302

Expenses
Management fee	$ 25,898
Transfer agent fees	3,022
Distribution fees	2,298
Accounting fees and expenses	1,664
Custodian fees and expenses	75,394
Independent trustees' compensation	10
Audit	24,149
Legal	1
Miscellaneous	248
Total expenses before reductions	132,684
Expense reductions	(97,544)	35,140
Net investment income (loss)		42,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,370)
Foreign currency transactions	(10,760)
Total net realized gain (loss)		(73,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	(331,223)
Assets and liabilities in foreign currencies	(150)
Total change in net unrealized appreciation (depreciation)		(331,373)
Net gain (loss)		(404,503)
Net increase (decrease) in net assets resulting from operations		$ (362,341)

Statement of Changes in Net Assets

For the period January 23, 2008 (commencement of operations) to June 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,162
Net realized gain (loss)	(73,130)
Change in net unrealized appreciation (depreciation)	(331,373)
Net increase (decrease) in net assets resulting from operations	(362,341)
Share transactions - net increase (decrease)	14,427,428
Redemption fees	158
Total increase (decrease) in net assets	14,065,245

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $42,162)	$ 14,065,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	.35 H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total Return B, C, D	4.20%
Ratios to Average Net Assets F, J
Expenses before reductions	4.15% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.01% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total ReturnB, C, D	4.20%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.25% A
Expenses net of fee waivers, if any	1.20% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 834
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.41
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.41
Total ReturnB, C, D	4.10%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.40% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	1.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.43
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.43
Total ReturnB, C, D	4.30%
Ratios to Average Net AssetsF, J
Expenses before reductions	3.87%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.01%A
Net investment income (loss)	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,340
Portfolio turnover rateG	44%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

Period ended June 30, 2008I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.35H
Total from investment operations	.41
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.41
Total ReturnB, C, D	4.10%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.40% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	1.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.36 H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total ReturnB, C, D	4.20%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.15% A
Expenses net of fee waivers, if any	1.18% A
Expenses net of all reductions	1.09% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,147
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 724,699
Unrealized depreciation	(1,079,328)
Net unrealized appreciation (depreciation)	$ (354,629)
Cost for federal income tax purposes	$ 15,605,695

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,267,791 and $1,449,734, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 384
Service Class 2	957
Service Class 2 R	957
$ 2,298

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 377
Service Class	282
Service Class 2	282
Initial Class R	611
Service Class 2R	282
Investor Class R	1,188
$ 3,022

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 14,643
Service Class	1.20%	11,602
Service Class 2	1.35%	11,597
Initial Class R	1.10%	23,738
Service Class 2R	1.35%	11,599
Investor Class R	1.25% to 1.18%*	21,469
		$ 94,648

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to 1.18% for Investor Class R.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,758 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $138.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2008 A	Period ended June 30, 2008 A
Initial Class
Shares sold	103,464	$ 1,039,201
Shares redeemed	(1)	(11)
Net increase (decrease)	103,463	$ 1,039,190
Service Class
Shares sold	80,001	$ 800,010

Service Class 2
Shares sold	80,001	$ 800,010

Initial Class R
Shares sold	513,659	$ 5,634,314
Shares redeemed	(1,463)	(15,274)
Net increase (decrease)	512,196	$ 5,619,040
Service Class 2R
Shares sold	80,001	$ 800,010

Investor Class R
Shares sold	500,407	$ 5,438,789
Shares redeemed	(6,542)	(69,621)
Net increase (decrease)	493,865	$ 5,369,168

A For the period January 23, 2008 (commencement of operations) to June 30, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semianual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

On January 17, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP Emerging Markets Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

VIPEM-SANN-0808
1.858138.100

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 23, 2008 to June 30, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2008	Expenses Paid During Period
Initial Class
Actual	$ 1,000.00	$ 1,042.00	$ 4.91 B
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52 C
Service Class
Actual	$ 1,000.00	$ 1,042.00	$ 5.36B
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02C
Service Class 2
Actual	$ 1,000.00	$ 1,041.00	$ 6.02B
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77C
Initial Class R
Actual	$ 1,000.00	$ 1,043.00	$ 4.91B
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52C
Service Class 2R
Actual	$ 1,000.00	$ 1,041.00	$ 6.02B
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77C
Investor Class R
Actual	$ 1,000.00	$ 1,042.00	$ 5.27B
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 5.92C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 160/366 (to reflect the period January 23, 2008 to June 30, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class 2R	1.35%
Investor Class R	1.18%

Semiannual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
Russia	17.6%
Brazil	15.7%
Korea (South)	10.5%
South Africa	6.0%
United States of America	5.4%
Hong Kong	5.3%
Taiwan	5.2%
China	4.7%
Indonesia	4.3%
Other	25.3%

Asset Allocation
% of fund's net assets
Stocks	95.4
Short-Term Investments and Net Other Assets	4.6
Top Ten Stocks as of June 30, 2008
% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (Brazil, Oil, Gas & Consumable Fuels)	5.8
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	5.7
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	4.2
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.2
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.5
Israel Chemicals Ltd. (Israel, Chemicals)	1.7
PT Bumi Resources Tbk (Indonesia, Oil, Gas & Consumable Fuels)	1.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5
China Construction Bank Corp.	1.4
30.5
Market Sectors as of June 30, 2008
% of fund's net assets
Energy	25.2
Materials	20.4
Financials	17.2
Telecommunication Services	8.9
Information Technology	7.0
Industrials	6.2
Consumer Discretionary	4.9
Consumer Staples	2.8
Utilities	2.8

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 0.0%
Sino Gold Mining Ltd. (a)	822	$ 4,595
Austria - 0.7%
Erste Bank AG	1,100	68,031
Raiffeisen International Bank Holding AG	200	25,410
TOTAL AUSTRIA		93,441
Bahrain - 0.3%
Gulf Finance House BSC:
unit (c)	700	27,475
(Reg. S) unit	500	19,625
TOTAL BAHRAIN		47,100
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	5,307	85,073
C C Land Holdings Ltd.	17,000	10,574
Central European Media Enterprises Ltd. Class A (a)	800	72,424
Credicorp Ltd. (NY Shares)	200	16,424
FerroChina Ltd.	4,000	3,587
Pacific Basin Shipping Ltd.	16,000	22,859
Samling Global Ltd.	28,000	4,381
West Siberian Resources Ltd. SDR (a)	19,520	27,136
TOTAL BERMUDA		242,458
Brazil - 15.7%
All America Latina Logistica SA unit	1,900	24,224
Banco Bradesco SA:
(PN)	8,450	171,931
(PN) sponsored ADR	600	12,276
Banco Daycoval SA (PN)	1,300	9,528
Banco do Brasil SA	4,500	73,232
Companhia de Saneamento de Minas Gerais	800	14,835
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,800	79,938
Companhia Vale do Rio Doce (PN-A) sponsored ADR	20,000	596,800
Gafisa SA sponsored ADR	300	10,311
GVT Holding SA (a)	800	19,436
Localiza Rent a Car SA	2,400	26,946
MMX Mineracao e Metalicos SA (a)	900	27,670
MRV Engenharia e Participacoes SA	1,200	26,722
Multiplan Empreendimentos Imobiliarios SA	500	5,832
Net Servicos de Comunicacao SA sponsored ADR	5,800	73,022
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,700	337,309
(PN) sponsored ADR (non-vtg.)	8,200	475,190
sponsored ADR	1,000	70,830

	Shares	Value
Uniao de Bancos Brasileiros SA (Unibanco):
unit	4,500	$ 57,036
GDR	800	101,544
TOTAL BRAZIL		2,214,612
Canada - 0.4%
Addax Petroleum, Inc.	200	9,661
Aurelian Resources, Inc. (a)	800	4,426
Eastern Platinum Ltd. (a)	2,400	6,592
First Quantum Minerals Ltd.	200	13,803
Ivanhoe Mines Ltd. (a)	500	5,420
SouthGobi Energy Resources Ltd. (a)	900	18,162
TOTAL CANADA		58,064
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	74,000	93,387
Hidili Industry International Development Ltd.	3,000	5,233
Lee & Man Paper Manufacturing Ltd.	6,800	10,116
Xinyuan Real Estate Co. Ltd. ADR	900	5,463
Yingli Green Energy Holding Co. Ltd. ADR	200	3,184
Zhong An Real Estate Ltd.	5,000	1,956
TOTAL CAYMAN ISLANDS		119,339
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	12,000	80,259
China Coal Energy Co. Ltd. (H Shares)	43,000	75,221
China Communications Construction Co. Ltd. (H Shares)	26,800	45,851
China Construction Bank Corp. (H Shares)	243,000	195,715
Golden Eagle Retail Group Ltd. (H Shares)	6,000	5,833
Industrial & Commercial Bank of China	213,000	145,601
Parkson Retail Group Ltd.	2,000	14,595
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	12,500	92,982
Yantai Changyu Pioneer Wine Co. (B Shares)	1,400	8,798
TOTAL CHINA		664,855
Cyprus - 0.3%
Mirland Development Corp. PLC (a)	3,700	31,747
XXI Century Investments Public Ltd. (a)	600	12,560
TOTAL CYPRUS		44,307
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	2,100	186,316
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	1,950	30,245
Eastern Tobacco Co.	200	12,348
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries SAE GDR	500	$ 68,500
Orascom Hotels & Development (OHD) (a)	247	2,553
Telecom Egypt SAE	1,400	4,296
TOTAL EGYPT		117,942
Georgia - 0.0%
Bank of Georgia unit (a)	200	4,600
Hong Kong - 5.3%
China Mobile (Hong Kong) Ltd.	33,000	442,954
China Resources Power Holdings Co. Ltd.	12,000	29,241
CNOOC Ltd.	97,000	168,383
CNOOC Ltd. sponsored ADR	100	17,354
CNPC (Hong Kong) Ltd.	130,000	61,355
REXCAPITAL Financial Holdings Ltd. (a)	75,000	7,503
Shanghai Industrial Holdings Ltd. (H Shares)	4,000	11,748
TOTAL HONG KONG		738,538
India - 3.4%
Axis Bank Ltd.	300	4,228
Axis Bank Ltd. GDR (Reg. S)	600	7,950
Bank of India	828	4,187
Bharti Airtel Ltd. (a)	3,173	53,308
Blue Star Ltd.	677	5,910
Educomp Solutions Ltd.	66	3,966
Federal Bank Ltd.	1,097	4,652
HCL Technologies Ltd.	1,793	10,548
Housing Development Finance Corp. Ltd.	1,660	75,976
Indiabulls Real Estate Ltd. GDR (a)(c)	663	4,196
Indian Overseas Bank	4,062	7,883
Infosys Technologies Ltd. sponsored ADR	1,300	56,498
JSW Steel Ltd.	2,067	43,362
LANCO Infratech Ltd. (a)	2,225	14,680
Larsen & Toubro Ltd.	864	43,969
Reliance Industries Ltd.	1,694	82,674
Rolta India Ltd.	1,463	8,383
Rural Electrification Corp. Ltd.	60	117
Sintex Industries Ltd.	2,273	16,358
Tata Power Co. Ltd.	1,152	28,364
TOTAL INDIA		477,209
Indonesia - 4.3%
PT Astra Agro Lestari Tbk	9,500	30,428
PT Astra International Tbk	37,000	77,200
PT Bank Mandiri Persero Tbk	77,500	21,840
PT Bank Niaga Tbk	152,000	15,816
PT Bank Rakyat Indonesia Tbk	77,000	42,564
PT Bumi Resources Tbk	255,500	227,086
PT Indika Energy Tbk	10,500	3,727
PT Indosat Tbk	16,000	11,706

	Shares	Value
PT Indosat Tbk sponsored ADR	100	$ 3,623
PT International Nickel Indonesia Tbk	104,000	68,198
PT Perusahaan Gas Negara Tbk Series B	67,000	94,407
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	12,000	13,657
TOTAL INDONESIA		610,252
Ireland - 0.1%
Dragon Oil PLC (a)	1,000	9,085
Israel - 1.7%
Israel Chemicals Ltd.	10,200	237,933
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (c)	300	4,629
unit	1,000	15,430
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,900	59,280
TOTAL KAZAKHSTAN		79,339
Korea (South) - 10.4%
CJ CheilJedang Corp. (a)	67	17,510
Daehan Steel Co. Ltd.	119	10,939
Daelim Industrial Co.	320	32,719
Doosan Co. Ltd. (a)	460	76,923
GS Engineering & Construction Corp.	540	59,083
Hanjin Heavy Industries & Consolidated Co. Ltd.	324	13,932
Hyundai Engineering & Construction Co. Ltd.	658	43,699
Hyundai Heavy Industries Co. Ltd.	80	24,768
Hyundai Steel Co.	330	24,849
Kookmin Bank	2,227	131,513
Korea Gas Corp.	423	30,800
Kyeryong Construction Industrial Co. Ltd.	330	9,460
LG Electronics, Inc.	798	90,361
LG Household & Health Care Ltd.	290	56,808
MegaStudy Co. Ltd.	251	79,437
Meritz Fire & Marine Insurance Co. Ltd.	3,380	32,621
NHN Corp. (a)	333	58,072
POSCO	42	21,833
Samsung Electronics Co. Ltd.	690	412,088
Samsung Fire & Marine Insurance Co. Ltd.	210	43,846
Shinhan Financial Group Co. Ltd.	3,260	146,771
Taewoong Co. Ltd.	449	43,291
TOTAL KOREA (SOUTH)		1,461,323
Lebanon - 0.1%
Solidere GDR	300	10,965
Luxembourg - 1.7%
Evraz Group SA GDR	1,300	151,450
MHP SA GDR (a)(c)	700	12,950
Tenaris SA sponsored ADR	1,000	74,500
TOTAL LUXEMBOURG		238,900
Common Stocks - continued
	Shares	Value
Malaysia - 1.0%
DiGi.com Bhd	2,500	$ 18,286
Gamuda Bhd	8,600	6,159
Genting Bhd	7,900	13,539
IJM Corp. Bhd	2,700	4,545
KNM Group Bhd	10,500	20,406
Parkson Holdings Bhd	2,700	4,173
Public Bank Bhd	23,700	75,434
UEM World Bhd	5,100	4,589
TOTAL MALAYSIA		147,131
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	3,900	205,725
Banco Compartamos SA de CV	1,700	6,363
Desarrolladora Homex Sab de CV sponsored ADR (a)	1,000	58,580
Grupo Financiero Banorte SA de CV Series O	17,400	81,777
Grupo Mexico SA de CV Series B	36,563	82,924
Urbi, Desarrollos Urbanos, SA de CV (a)	6,800	23,572
TOTAL MEXICO		458,941
Nigeria - 0.1%
Guaranty Trust Bank PLC:
(Reg. S) unit	763	9,622
sponsored GDR (c)	436	5,498
TOTAL NIGERIA		15,120
Norway - 0.1%
Telenor ASA	800	15,017
Oman - 0.2%
BankMuscat SAOG sponsored GDR	1,300	23,725
Panama - 0.1%
Intergroup Financial Services Corp.	400	9,000
Papua New Guinea - 0.1%
Oil Search Ltd.	1,127	7,347
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	545	35,627
Philippines - 0.3%
Ayala Corp.	1,200	6,890
International Container Terminal Services, Inc.	6,000	3,947
Megaworld Corp.	118,000	3,210
PNOC Energy Development Corp.	54,000	6,262
Robinsons Land Corp.	14,000	2,310
Security Bank Corp.	3,000	3,880
SM Investments Corp.	1,280	6,993
Vista Land & Lifescapes, Inc.	47,000	3,144
TOTAL PHILIPPINES		36,636
Poland - 0.4%
Globe Trade Centre SA (a)	700	9,979

	Shares	Value
Powszechna Kasa Oszczednosci Bank SA	2,200	$ 47,342
Trakcja Polska SA	2,050	4,762
TOTAL POLAND		62,083
Russia - 17.6%
Bank St. Petersburg OJSC	2,931	20,634
Comstar United TeleSystems OJSC GDR (Reg. S)	2,800	28,000
JSC MMC 'Norilsk Nickel' sponsored ADR	5,500	138,325
LSR Group OJSC (a)	100	6,900
LSR Group OJSC GDR (Reg. S)	100	1,540
Lukoil Oil Co. sponsored ADR	3,500	345,625
Mechel Steel Group OAO sponsored ADR	2,700	133,758
Mobile TeleSystems OJSC sponsored ADR	1,700	130,237
Novolipetsk Iron & Steel Corp.	100	5,700
Novorossiysk Commercial Sea Port JSC unit (a)(c)	300	4,491
OAO Gazprom sponsored ADR	13,700	794,605
OAO Raspadskaya	7,400	69,560
OAO TatNeft unit	900	135,675
OAO TMK	2,465	21,199
OJSC Rosneft unit	9,800	113,680
Rosinter Restaurants Holding	63	3,087
Sberbank (Savings Bank of the Russian Federation) (a)	26,700	84,372
Sberbank (Savings Bank of the Russian Federation) GDR	200	72,989
Uralkali JSC (a)	4,900	71,050
Uralkali JSC GDR (Reg. S) (a)	800	58,160
Vimpel Communications sponsored ADR	5,600	166,208
Wimm-Bill-Dann Foods OJSC sponsored ADR	600	63,132
TOTAL RUSSIA		2,468,927
Singapore - 0.5%
Keppel Corp. Ltd.	2,000	16,376
Olam International Ltd.	4,400	7,859
Straits Asia Resources Ltd.	18,000	46,703
TOTAL SINGAPORE		70,938
Slovenia - 0.0%
Nova Kreditna banka Maribor d.d.	122	5,368
South Africa - 6.0%
African Bank Investments Ltd.	7,300	21,999
African Rainbow Minerals Ltd.	2,160	77,230
Aspen Pharmacare Holdings Ltd.	1,300	5,279
Bidvest Group Ltd.	982	12,336
Blue Label Telecoms Ltd.	4,200	3,754
Exxaro Resources Ltd.	3,000	55,336
FirstRand Ltd.	20,600	34,986
Illovo Sugar Ltd.	5,400	18,445
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	4,900	$ 193,342
Kumba Iron Ore Ltd.	1,700	68,380
Mr. Price Group Ltd.	2,900	5,555
MTN Group Ltd.	9,200	146,261
Murray & Roberts Holdings Ltd.	7,600	84,422
Northam Platinum Ltd.	2,305	19,897
Raubex Group Ltd.	5,557	24,126
Sasol Ltd. sponsored ADR	1,300	76,622
TOTAL SOUTH AFRICA		847,970
Switzerland - 0.5%
Orascom Development Holding AG	627	72,681
Taiwan - 5.2%
Asia Cement Corp.	13,000	19,487
AU Optronics Corp.	36,000	56,574
AU Optronics Corp. sponsored ADR	900	14,256
China Steel Corp.	64,000	98,784
First Financial Holding Co. Ltd.	78,000	85,573
Formosa Plastics Corp.	6,000	14,470
Fubon Financial Holding Co. Ltd.	26,000	26,554
High Tech Computer Corp.	3,000	67,209
Hon Hai Precision Industry Co. Ltd. (Foxconn)	35,000	172,388
Innolux Display Corp.	15,000	26,933
Siliconware Precision Industries Co. Ltd.	56,000	82,562
Taiwan Cement Corp.	47,000	63,486
TOTAL TAIWAN		728,276
Thailand - 1.2%
Mermaid Maritime PLC	5,000	4,925
Minor International PCL (For. Reg.)	28,710	12,025
PTT PCL (For. Reg.)	9,400	84,930
Siam Commercial Bank PCL (For. Reg.)	27,500	63,762
Total Access Communication PCL unit	6,500	9,820
TOTAL THAILAND		175,462
Turkey - 2.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,000	60,609
Asya Katilim Bankasi AS	20,000	37,574
Bagfas Bandirma Gubre Fabrikalari AS	200	25,485
Enka Insaat ve Sanayi AS	6,666	76,774
Tekfen Holding AS	1,000	7,678
Tupras-Turkiye Petrol Rafinerileri AS	2,000	46,151
Turkiye Garanti Bankasi AS (a)	11,000	25,338
TOTAL TURKEY		279,609

	Shares	Value
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(c)	600	$ 4,170
DP World Ltd.	7,027	6,043
TOTAL UNITED ARAB EMIRATES		10,213
United Kingdom - 1.2%
Aricom PLC (a)	4,300	6,919
Cairn Energy PLC (a)	400	25,672
Eurasian Natural Resources Corp. PLC	700	18,444
Imperial Energy PLC (a)	200	3,694
Randgold Resources Ltd. sponsored ADR	400	18,472
Sibir Energy PLC	5,600	90,500
TOTAL UNITED KINGDOM		163,701
United States of America - 0.8%
Central European Distribution Corp. (a)	200	14,830
Cogo Group, Inc. (a)	400	3,644
CTC Media, Inc. (a)	1,000	24,660
Freeport-McMoRan Copper & Gold, Inc. Class B	500	58,595
Nucor Corp.	100	7,467
TOTAL UNITED STATES OF AMERICA		109,196
TOTAL COMMON STOCKS (Cost $13,733,084)		13,404,141
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	20	8,619
South Africa - 0.0%
Allied Electronics Corp. Ltd.	600	2,797
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,596)		11,416
Convertible Bonds - 0.0%
Principal Amount
Cayman Islands - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $10,000)	$ 10,000	8,900
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $1,826,609)	1,826,609	$ 1,826,609
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $15,582,289)	15,251,066
NET OTHER ASSETS - (8.4)%	(1,185,821)
NET ASSETS - 100%	$ 14,065,245
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,409 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,603
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,251,066	$ 13,971,606	$ 1,279,460	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,755,680)	$ 13,424,457
Fidelity Central Funds (cost $1,826,609)	1,826,609
Total Investments (cost $15,582,289)		$ 15,251,066
Cash		36,657
Foreign currency held at value (cost $388)		389
Receivable for investments sold		29,104
Receivable for fund shares sold		298,064
Dividends receivable		27,944
Interest receivable		51
Distributions receivable from Fidelity Central Funds		2,742
Receivable from investment adviser for expense reductions		28,437
Other receivables		1,372
Total assets		15,675,826

Liabilities
Payable for investments purchased	$ 1,533,640
Payable for fund shares redeemed	12,715
Accrued management fee	8,306
Distribution fees payable	431
Other affiliated payables	1,486
Other payables and accrued expenses	54,003
Total liabilities		1,610,581

Net Assets		$ 14,065,245
Net Assets consist of:
Paid in capital		$ 14,427,586
Undistributed net investment income		42,162
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,130)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(331,373)
Net Assets		$ 14,065,245

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,078,601 ÷ 103,463 shares)	$ 10.42

Service Class: Net Asset Value, offering price and redemption price per share ($833,636 ÷ 80,001 shares)	$ 10.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($833,080 ÷ 80,001 shares)	$ 10.41

Initial Class R: Net Asset Value, offering price and redemption price per share ($5,339,923 ÷ 512,196 shares)	$ 10.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($833,081 ÷ 80,001 shares)	$ 10.41

Investor Class R: Net Asset Value, offering price and redemption price per share ($5,146,924 ÷ 493,865 shares)	$ 10.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period January 23, 2008 (commencement of operations) to June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 75,587
Interest		1,078
Income from Fidelity Central Funds		6,603
		83,268
Less foreign taxes withheld		(5,966)
Total income		77,302

Expenses
Management fee	$ 25,898
Transfer agent fees	3,022
Distribution fees	2,298
Accounting fees and expenses	1,664
Custodian fees and expenses	75,394
Independent trustees' compensation	10
Audit	24,149
Legal	1
Miscellaneous	248
Total expenses before reductions	132,684
Expense reductions	(97,544)	35,140
Net investment income (loss)		42,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,370)
Foreign currency transactions	(10,760)
Total net realized gain (loss)		(73,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	(331,223)
Assets and liabilities in foreign currencies	(150)
Total change in net unrealized appreciation (depreciation)		(331,373)
Net gain (loss)		(404,503)
Net increase (decrease) in net assets resulting from operations		$ (362,341)

Statement of Changes in Net Assets

For the period January 23, 2008 (commencement of operations) to June 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,162
Net realized gain (loss)	(73,130)
Change in net unrealized appreciation (depreciation)	(331,373)
Net increase (decrease) in net assets resulting from operations	(362,341)
Share transactions - net increase (decrease)	14,427,428
Redemption fees	158
Total increase (decrease) in net assets	14,065,245

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $42,162)	$ 14,065,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	.35 H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total Return B, C, D	4.20%
Ratios to Average Net Assets F, J
Expenses before reductions	4.15% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.01% A
Net investment income (loss)	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total ReturnB, C, D	4.20%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.25% A
Expenses net of fee waivers, if any	1.20% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 834
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.41
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.41
Total ReturnB, C, D	4.10%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.40% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	1.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07
Net realized and unrealized gain (loss)	.36H
Total from investment operations	.43
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.43
Total ReturnB, C, D	4.30%
Ratios to Average Net AssetsF, J
Expenses before reductions	3.87%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.01%A
Net investment income (loss)	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,340
Portfolio turnover rateG	44%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

Period ended June 30, 2008I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.35H
Total from investment operations	.41
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.41
Total ReturnB, C, D	4.10%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.40% A
Expenses net of fee waivers, if any	1.35% A
Expenses net of all reductions	1.26% A
Net investment income (loss)	1.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

Period ended June 30, 2008 I (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06
Net realized and unrealized gain (loss)	.36 H
Total from investment operations	.42
Redemption fees added to paid in capital E	- K
Net asset value, end of period	$ 10.42
Total ReturnB, C, D	4.20%
Ratios to Average Net AssetsF, J
Expenses before reductions	4.15% A
Expenses net of fee waivers, if any	1.18% A
Expenses net of all reductions	1.09% A
Net investment income (loss)	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,147
Portfolio turnover rate G	44% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period January 23, 2008 (commencement of operations) to June 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 724,699
Unrealized depreciation	(1,079,328)
Net unrealized appreciation (depreciation)	$ (354,629)
Cost for federal income tax purposes	$ 15,605,695

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,267,791 and $1,449,734, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 384
Service Class 2	957
Service Class 2 R	957
$ 2,298

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 377
Service Class	282
Service Class 2	282
Initial Class R	611
Service Class 2R	282
Investor Class R	1,188
$ 3,022

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 14,643
Service Class	1.20%	11,602
Service Class 2	1.35%	11,597
Initial Class R	1.10%	23,738
Service Class 2R	1.35%	11,599
Investor Class R	1.25% to 1.18%*	21,469
		$ 94,648

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to 1.18% for Investor Class R.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,758 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $138.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended June 30, 2008 A	Period ended June 30, 2008 A
Initial Class
Shares sold	103,464	$ 1,039,201
Shares redeemed	(1)	(11)
Net increase (decrease)	103,463	$ 1,039,190
Service Class
Shares sold	80,001	$ 800,010

Service Class 2
Shares sold	80,001	$ 800,010

Initial Class R
Shares sold	513,659	$ 5,634,314
Shares redeemed	(1,463)	(15,274)
Net increase (decrease)	512,196	$ 5,619,040
Service Class 2R
Shares sold	80,001	$ 800,010

Investor Class R
Shares sold	500,407	$ 5,438,789
Shares redeemed	(6,542)	(69,621)
Net increase (decrease)	493,865	$ 5,369,168

A For the period January 23, 2008 (commencement of operations) to June 30, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semianual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

On January 17, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP Emerging Markets Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

VIPEMR-SANN-0808
1.872305.100

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	12	Notes to the financial statements.
Proxy Voting Results	17

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,158.80	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.43	$ 3.47
Service Class 2
Actual	$ 1,000.00	$ 1,157.20	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class
Actual	$ 1,000.00	$ 1,158.10	$ 4.19
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.69%
Service Class 2.94%
Investor Class	.78%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	6.3	6.3
ConocoPhillips	5.6	2.3
Nabors Industries Ltd.	4.7	0.1
Range Resources Corp.	4.0	3.6
Valero Energy Corp.	3.9	6.8
Peabody Energy Corp.	3.7	3.9
Exxon Mobil Corp.	3.7	14.3
Schlumberger Ltd. (NY Shares)	3.7	6.0
Cabot Oil & Gas Corp.	3.6	3.0
Ultra Petroleum Corp.	3.3	2.7
	42.5
Top Industries (% of fund's net assets)
As of June 30, 2008
Oil, Gas & Consumable Fuels	63.1%
Energy Equipment & Services	30.0%
Electrical Equipment	3.7%
Chemicals	0.5%
Construction & Engineering	0.3%
All Others*	2.4%

As of December 31, 2007
Oil, Gas & Consumable Fuels	67.5%
Energy Equipment & Services	27.5%
Electrical Equipment	2.9%
Construction & Engineering	0.8%
Independent Power Producers & Energy Traders	0.3%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	100,301	$ 4,003,013
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	178,825
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	37,800	3,050,460
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	12,600	1,133,496
ELECTRICAL EQUIPMENT - 3.7%
Electrical Components & Equipment - 2.8%
Evergreen Solar, Inc. (a)	180,900	1,752,921
First Solar, Inc. (a)	9,400	2,564,508
JA Solar Holdings Co. Ltd. ADR (a)	325,700	5,488,045
Q-Cells AG (a)	35,200	3,565,795
Renewable Energy Corp. AS (a)	93,100	2,403,554
Sunpower Corp. Class A (a)(d)	77,440	5,574,131
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	64,000	2,397,440
		23,746,394
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	62,283	8,109,057
TOTAL ELECTRICAL EQUIPMENT		31,855,451
ENERGY EQUIPMENT & SERVICES - 30.0%
Oil & Gas Drilling - 9.9%
Atwood Oceanics, Inc. (a)	64,700	8,044,798
ENSCO International, Inc.	79,800	6,443,052
Helmerich & Payne, Inc.	51,330	3,696,787
Hercules Offshore, Inc. (a)	162,980	6,196,500
Nabors Industries Ltd. (a)	817,912	40,265,808
Noble Corp.	58,630	3,808,605
Patterson-UTI Energy, Inc.	220,539	7,948,226
Pride International, Inc. (a)	97,500	4,610,775
Rowan Companies, Inc.	98,500	4,604,875
Transocean, Inc. (a)	547	83,357
		85,702,783
Oil & Gas Equipment & Services - 20.1%
Baker Hughes, Inc.	80	6,987
BJ Services Co.	310,300	9,910,982
Complete Production Services, Inc. (a)	63,160	2,300,287
Dril-Quip, Inc. (a)	12,700	800,100
Exterran Holdings, Inc. (a)	43,195	3,088,011
FMC Technologies, Inc. (a)	81,120	6,240,562
Fugro NV (Certificaten Van Aandelen) unit	63,102	5,373,232
Halliburton Co.	388,274	20,605,701

	Shares	Value
NATCO Group, Inc. Class A (a)	17,000	$ 927,010
National Oilwell Varco, Inc. (a)	612,178	54,312,428
Oil States International, Inc. (a)	29,400	1,865,136
ProSafe ASA	249,100	2,466,067
Schlumberger Ltd. (NY Shares)	294,020	31,586,569
Smith International, Inc.	85,180	7,081,865
Superior Energy Services, Inc. (a)	104,500	5,762,130
Tenaris SA sponsored ADR	26,900	2,004,050
Tidewater, Inc.	100	6,503
TSC Offshore Group Ltd. (a)	1,002,000	285,285
Weatherford International Ltd. (a)	391,510	19,414,981
		174,037,886
TOTAL ENERGY EQUIPMENT & SERVICES		259,740,669
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	33,300	2,365,632
Zhongyu Gas Holdings Ltd. (a)	3,944,000	354,074
		2,719,706
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	31,500	1,351,350
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Walter Industries, Inc.	18,600	2,023,122
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Vallourec SA	5,400	1,888,539
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	53,100	1,425,759
OIL, GAS & CONSUMABLE FUELS - 63.1%
Coal & Consumable Fuels - 7.7%
Arch Coal, Inc.	136,150	10,215,335
CONSOL Energy, Inc.	87,441	9,825,745
Foundation Coal Holdings, Inc.	84,200	7,458,436
International Coal Group, Inc. (a)	20,500	267,525
Massey Energy Co.	53,600	5,025,000
Natural Resource Partners LP	2,700	111,240
Peabody Energy Corp.	367,480	32,356,614
PT Bumi Resources Tbk	1,669,500	1,483,835
		66,743,730
Integrated Oil & Gas - 17.9%
Chevron Corp.	105,100	10,418,563
ConocoPhillips	509,575	48,098,784
Exxon Mobil Corp.	358,661	31,608,794
Hess Corp.	185,300	23,383,007
Occidental Petroleum Corp.	263,400	23,669,124
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	237,900	$ 13,786,305
Suncor Energy, Inc.	66,400	3,856,261
		154,820,838
Oil & Gas Exploration & Production - 28.0%
American Oil & Gas, Inc. NV (a)	50,739	198,897
Apache Corp.	27,500	3,822,500
Cabot Oil & Gas Corp.	454,118	30,757,412
Canadian Natural Resources Ltd.	161,500	15,976,514
Chesapeake Energy Corp.	199,000	13,126,040
Comstock Resources, Inc. (a)	22,915	1,934,713
Concho Resources, Inc.	169,744	6,331,451
Continental Resources, Inc.	102,258	7,088,525
Denbury Resources, Inc. (a)	44,000	1,606,000
Encore Acquisition Co. (a)	76,532	5,754,441
EOG Resources, Inc.	800	104,960
EXCO Resources, Inc. (a)	83,600	3,085,676
Goodrich Petroleum Corp. (a)(d)	20,500	1,699,860
Junex, Inc. (a)	72,500	334,282
Kodiak Oil & Gas Corp. (a)	101,700	463,752
Newfield Exploration Co. (a)	13,900	906,975
Nexen, Inc.	123,400	4,922,199
Northern Oil & Gas, Inc. (a)	7,600	100,928
Oil Search Ltd.	187,148	1,220,111
OPTI Canada, Inc. (a)	94,500	2,141,512
Petrohawk Energy Corp. (a)	575,660	26,658,815
Plains Exploration & Production Co. (a)	227,989	16,636,357
Questerre Energy Corp. (a)(d)	78,700	274,854
Quicksilver Resources, Inc. (a)	291,768	11,273,916
Range Resources Corp.	534,100	35,004,914
SandRidge Energy, Inc.	66,922	4,321,823
Southwestern Energy Co. (a)	350,200	16,673,022
Talisman Energy, Inc.	85,300	1,889,512
Ultra Petroleum Corp. (a)	289,300	28,409,260
Vanguard Natural Resources LLC	3,400	54,910
XTO Energy, Inc.	1,350	92,489
		242,866,620
Oil & Gas Refining & Marketing - 7.9%
Frontier Oil Corp.	215,900	5,162,169
Holly Corp.	114,400	4,223,648
Petroplus Holdings AG (a)	20,712	1,108,600
Sunoco, Inc.	392,869	15,985,840
Tesoro Corp.	373,432	7,382,751
Valero Energy Corp.	823,224	33,900,364
Western Refining, Inc.	75,206	890,439
		68,653,811

	Shares	Value
Oil & Gas Storage & Transport - 1.6%
Copano Energy LLC	19,300	$ 651,375
El Paso Pipeline Partners LP	23,000	474,950
Energy Transfer Equity LP	46,400	1,345,136
Williams Companies, Inc.	288,350	11,623,389
		14,094,850
TOTAL OIL, GAS & CONSUMABLE FUELS		547,179,849
TOTAL COMMON STOCKS (Cost $600,570,882)		856,550,239
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 2.38% (b)	18,438,522	18,438,522
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	4,708,925	4,708,925
TOTAL MONEY MARKET FUNDS (Cost $23,147,447)		23,147,447
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $623,718,329)		879,697,686
NET OTHER ASSETS - (1.5)%		(13,060,248)
NET ASSETS - 100%		$ 866,637,438
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,018
Fidelity Securities Lending Cash Central Fund	34,978
Total	$ 148,996
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 879,697,686	$ 854,782,842	$ 24,914,844	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Canada	7.0%
Netherlands Antilles	3.7%
Brazil	1.6%
Cayman Islands	1.4%
Others (individually less than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,775,497) - See accompanying schedule: Unaffiliated issuers (cost $600,570,882)	$ 856,550,239
Fidelity Central Funds (cost $23,147,447)	23,147,447
Total Investments (cost $623,718,329)		$ 879,697,686
Cash		2,657
Foreign currency held at value (cost $7,156)		7,120
Receivable for investments sold		130,083
Receivable for fund shares sold		2,780,275
Dividends receivable		379,454
Distributions receivable from Fidelity Central Funds		22,764
Prepaid expenses		883
Other receivables		17,347
Total assets		883,038,269

Liabilities
Payable for investments purchased	$ 10,988,032
Payable for fund shares redeemed	107,151
Accrued management fee	384,838
Distribution fees payable	54,424
Other affiliated payables	81,934
Other payables and accrued expenses	75,527
Collateral on securities loaned, at value	4,708,925
Total liabilities		16,400,831

Net Assets		$ 866,637,438
Net Assets consist of:
Paid in capital		$ 536,420,268
Undistributed net investment income		119,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,118,928
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		255,979,021
Net Assets		$ 866,637,438

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($406,395,134 ÷ 13,395,135 shares)	$ 30.34
Service Class 2: Net Asset Value ,offering price and redemption price per share ($272,263,746 ÷ 9,023,404 shares)	$ 30.17
Investor Class: Net Asset Value, offering price and redemption price per share ($187,978,558 ÷ 6,214,063 shares)	$ 30.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,730,347
Interest		1,143
Income from Fidelity Central Funds		148,996
Total income		2,880,486

Expenses
Management fee	$ 1,964,792
Transfer agent fees	298,468
Distribution fees	272,517
Accounting and security lending fees	127,246
Custodian fees and expenses	24,054
Independent trustees' compensation	1,434
Registration fees	1,094
Audit	18,443
Legal	871
Interest	4,691
Miscellaneous	61,660
Total expenses before reductions	2,775,270
Expense reductions	(14,005)	2,761,265
Net investment income (loss)		119,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,730,412
Foreign currency transactions	30,023
Total net realized gain (loss)		75,760,435
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $97,338)	35,091,037
Assets and liabilities in foreign currencies	(454)
Total change in net unrealized appreciation (depreciation)		35,090,583
Net gain (loss)		110,851,018
Net increase (decrease) in net assets resulting from operations		$ 110,970,239

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,221	$ 1,173,451
Net realized gain (loss)	75,760,435	35,806,472
Change in net unrealized appreciation (depreciation)	35,090,583	145,447,905
Net increase (decrease) in net assets resulting from operations	110,970,239	182,427,828
Distributions to shareholders from net investment income	-	(1,200,523)
Distributions to shareholders from net realized gain	(8,386,926)	(27,081,489)
Total distributions	(8,386,926)	(28,282,012)
Share transactions - net increase (decrease)	82,932,093	124,344,576
Redemption fees	183,662	169,727
Total increase (decrease) in net assets	185,699,068	278,660,119

Net Assets
Beginning of period	680,938,370	402,278,251
End of period (including undistributed net investment income of $119,221 and $0, respectively)	$ 866,637,438	$ 680,938,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49
Income from Investment Operations
Net investment income (loss) E	.02	.07	.09	.10	.10	.05
Net realized and unrealized gain (loss)	4.09	8.62	3.09	6.20	2.53	2.54
Total from investment operations	4.11	8.69	3.18	6.30	2.63	2.59
Distributions from net investment income	-	(.06)	(.16)	(.08)	(.07)	(.05)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.94)	-	-
Total distributions	(.33)	(1.19)	(3.07)	(1.02)	(.07)	(.05)
Redemption fees added to paid in capital E	.01	.01	.01	.02	.02	.01
Net asset value, end of period	$ 30.34	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04
Total Return B, C, D	15.88%	45.97%	16.91%	46.31%	23.96%	30.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.70%	.71%	.72%	.78%	1.26%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.72%	.78%	1.26%
Expenses net of all reductions	.69% A	.70%	.70%	.66%	.74%	1.25%
Net investment income (loss)	.13% A	.31%	.43%	.56%	.80%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406,395	$ 355,854	$ 280,537	$ 334,368	$ 125,781	$ 31,624
Portfolio turnover rate G	96% A	61%	151%	107%	87%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.04	.04
Net realized and unrealized gain (loss)	4.07	8.58	3.07	4.04
Total from investment operations	4.05	8.60	3.11	4.08
Distributions from net investment income	-	(.02)	(.13)	(.07)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.92)
Total distributions	(.33)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	.01	.01	.01	.01
Net asset value, end of period	$ 30.17	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	15.72%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.95%	.96%	.97% A
Expenses net of fee waivers, if any	.94% A	.95%	.96%	.97% A
Expenses net of all reductions	.94% A	.94%	.95%	.91% A
Net investment income (loss)	(.12)% A	.07%	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,264	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	96% A	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.01	.05	.06	.03
Net realized and unrealized gain (loss)	4.07	8.61	3.08	3.11
Total from investment operations	4.08	8.66	3.14	3.14
Distributions from net investment income	-	(.05)	(.15)	(.08)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.92)
Total distributions	(.33)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	.01	.01	.01	.01
Net asset value, end of period	$ 30.25	$ 26.49	$ 19.00	$ 18.91
Total Return B, C, D	15.81%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.81%	.84%	.91% A
Expenses net of fee waivers, if any	.78% A	.81%	.84%	.91% A
Expenses net of all reductions	.78% A	.81%	.82%	.85% A
Net investment income (loss)	.04% A	.20%	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,979	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	96% A	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term capital gains, foreign currency, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 292,981,587
Unrealized depreciation	(38,069,895)
Net unrealized appreciation (depreciation)	$ 254,911,692
Cost for federal income tax purposes	$ 624,785,994

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,947,355 and $338,873,779, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $272,517, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 116,692
Service Class 2	72,129
Investor Class	109,647
$ 298,468

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,070 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,148,600	3.69%	$ 4,691

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $618 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $34,978.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,005 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 31% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $7,719, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 816,831
Service Class 2	-	167,443
Investor Class	-	216,249
Total	$ -	$ 1,200,523
From net realized gain
Initial Class	$ 4,295,930	$ 14,471,944
Service Class 2	2,534,619	7,591,179
Investor Class	1,556,377	5,018,366
Total	$ 8,386,926	$ 27,081,489

12. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	1,463,950	1,857,099	$ 40,391,414	$ 44,454,803
Reinvestment of distributions	183,352	597,904	4,295,929	15,288,775
Shares redeemed	(1,655,021)	(3,787,008)	(41,626,573)	(77,567,833)
Net increase (decrease)	(7,719)	(1,332,005)	$ 3,060,770	$ (17,824,255)
Service Class 2
Shares sold	2,220,902	4,400,682	$ 58,169,822	$ 102,772,658
Reinvestment of distributions	108,642	300,833	2,534,619	7,758,622
Shares redeemed	(639,286)	(1,072,210)	(16,325,697)	(23,413,472)
Net increase (decrease)	1,690,258	3,629,305	$ 44,378,744	$ 87,117,808
Investor Class
Shares sold	1,637,466	2,764,988	$ 44,762,254	$ 64,717,111
Reinvestment of distributions	66,597	202,756	1,556,377	5,234,615
Shares redeemed	(443,466)	(720,765)	(10,826,052)	(14,900,703)
Net increase (decrease)	1,260,597	2,246,979	$ 35,492,579	$ 55,051,023

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0808
1.817382.103

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	12	Notes to the financial statements.
Proxy Voting Results	17

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,158.80	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.43	$ 3.47
Service Class 2
Actual	$ 1,000.00	$ 1,157.20	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class
Actual	$ 1,000.00	$ 1,158.10	$ 4.19
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.69%
Service Class 2.94%
Investor Class	.78%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	6.3	6.3
ConocoPhillips	5.6	2.3
Nabors Industries Ltd.	4.7	0.1
Range Resources Corp.	4.0	3.6
Valero Energy Corp.	3.9	6.8
Peabody Energy Corp.	3.7	3.9
Exxon Mobil Corp.	3.7	14.3
Schlumberger Ltd. (NY Shares)	3.7	6.0
Cabot Oil & Gas Corp.	3.6	3.0
Ultra Petroleum Corp.	3.3	2.7
	42.5
Top Industries (% of fund's net assets)
As of June 30, 2008
Oil, Gas & Consumable Fuels	63.1%
Energy Equipment & Services	30.0%
Electrical Equipment	3.7%
Chemicals	0.5%
Construction & Engineering	0.3%
All Others*	2.4%

As of December 31, 2007
Oil, Gas & Consumable Fuels	67.5%
Energy Equipment & Services	27.5%
Electrical Equipment	2.9%
Construction & Engineering	0.8%
Independent Power Producers & Energy Traders	0.3%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	100,301	$ 4,003,013
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	178,825
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	37,800	3,050,460
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	12,600	1,133,496
ELECTRICAL EQUIPMENT - 3.7%
Electrical Components & Equipment - 2.8%
Evergreen Solar, Inc. (a)	180,900	1,752,921
First Solar, Inc. (a)	9,400	2,564,508
JA Solar Holdings Co. Ltd. ADR (a)	325,700	5,488,045
Q-Cells AG (a)	35,200	3,565,795
Renewable Energy Corp. AS (a)	93,100	2,403,554
Sunpower Corp. Class A (a)(d)	77,440	5,574,131
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	64,000	2,397,440
		23,746,394
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	62,283	8,109,057
TOTAL ELECTRICAL EQUIPMENT		31,855,451
ENERGY EQUIPMENT & SERVICES - 30.0%
Oil & Gas Drilling - 9.9%
Atwood Oceanics, Inc. (a)	64,700	8,044,798
ENSCO International, Inc.	79,800	6,443,052
Helmerich & Payne, Inc.	51,330	3,696,787
Hercules Offshore, Inc. (a)	162,980	6,196,500
Nabors Industries Ltd. (a)	817,912	40,265,808
Noble Corp.	58,630	3,808,605
Patterson-UTI Energy, Inc.	220,539	7,948,226
Pride International, Inc. (a)	97,500	4,610,775
Rowan Companies, Inc.	98,500	4,604,875
Transocean, Inc. (a)	547	83,357
		85,702,783
Oil & Gas Equipment & Services - 20.1%
Baker Hughes, Inc.	80	6,987
BJ Services Co.	310,300	9,910,982
Complete Production Services, Inc. (a)	63,160	2,300,287
Dril-Quip, Inc. (a)	12,700	800,100
Exterran Holdings, Inc. (a)	43,195	3,088,011
FMC Technologies, Inc. (a)	81,120	6,240,562
Fugro NV (Certificaten Van Aandelen) unit	63,102	5,373,232
Halliburton Co.	388,274	20,605,701

	Shares	Value
NATCO Group, Inc. Class A (a)	17,000	$ 927,010
National Oilwell Varco, Inc. (a)	612,178	54,312,428
Oil States International, Inc. (a)	29,400	1,865,136
ProSafe ASA	249,100	2,466,067
Schlumberger Ltd. (NY Shares)	294,020	31,586,569
Smith International, Inc.	85,180	7,081,865
Superior Energy Services, Inc. (a)	104,500	5,762,130
Tenaris SA sponsored ADR	26,900	2,004,050
Tidewater, Inc.	100	6,503
TSC Offshore Group Ltd. (a)	1,002,000	285,285
Weatherford International Ltd. (a)	391,510	19,414,981
		174,037,886
TOTAL ENERGY EQUIPMENT & SERVICES		259,740,669
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	33,300	2,365,632
Zhongyu Gas Holdings Ltd. (a)	3,944,000	354,074
		2,719,706
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	31,500	1,351,350
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Walter Industries, Inc.	18,600	2,023,122
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Vallourec SA	5,400	1,888,539
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	53,100	1,425,759
OIL, GAS & CONSUMABLE FUELS - 63.1%
Coal & Consumable Fuels - 7.7%
Arch Coal, Inc.	136,150	10,215,335
CONSOL Energy, Inc.	87,441	9,825,745
Foundation Coal Holdings, Inc.	84,200	7,458,436
International Coal Group, Inc. (a)	20,500	267,525
Massey Energy Co.	53,600	5,025,000
Natural Resource Partners LP	2,700	111,240
Peabody Energy Corp.	367,480	32,356,614
PT Bumi Resources Tbk	1,669,500	1,483,835
		66,743,730
Integrated Oil & Gas - 17.9%
Chevron Corp.	105,100	10,418,563
ConocoPhillips	509,575	48,098,784
Exxon Mobil Corp.	358,661	31,608,794
Hess Corp.	185,300	23,383,007
Occidental Petroleum Corp.	263,400	23,669,124
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	237,900	$ 13,786,305
Suncor Energy, Inc.	66,400	3,856,261
		154,820,838
Oil & Gas Exploration & Production - 28.0%
American Oil & Gas, Inc. NV (a)	50,739	198,897
Apache Corp.	27,500	3,822,500
Cabot Oil & Gas Corp.	454,118	30,757,412
Canadian Natural Resources Ltd.	161,500	15,976,514
Chesapeake Energy Corp.	199,000	13,126,040
Comstock Resources, Inc. (a)	22,915	1,934,713
Concho Resources, Inc.	169,744	6,331,451
Continental Resources, Inc.	102,258	7,088,525
Denbury Resources, Inc. (a)	44,000	1,606,000
Encore Acquisition Co. (a)	76,532	5,754,441
EOG Resources, Inc.	800	104,960
EXCO Resources, Inc. (a)	83,600	3,085,676
Goodrich Petroleum Corp. (a)(d)	20,500	1,699,860
Junex, Inc. (a)	72,500	334,282
Kodiak Oil & Gas Corp. (a)	101,700	463,752
Newfield Exploration Co. (a)	13,900	906,975
Nexen, Inc.	123,400	4,922,199
Northern Oil & Gas, Inc. (a)	7,600	100,928
Oil Search Ltd.	187,148	1,220,111
OPTI Canada, Inc. (a)	94,500	2,141,512
Petrohawk Energy Corp. (a)	575,660	26,658,815
Plains Exploration & Production Co. (a)	227,989	16,636,357
Questerre Energy Corp. (a)(d)	78,700	274,854
Quicksilver Resources, Inc. (a)	291,768	11,273,916
Range Resources Corp.	534,100	35,004,914
SandRidge Energy, Inc.	66,922	4,321,823
Southwestern Energy Co. (a)	350,200	16,673,022
Talisman Energy, Inc.	85,300	1,889,512
Ultra Petroleum Corp. (a)	289,300	28,409,260
Vanguard Natural Resources LLC	3,400	54,910
XTO Energy, Inc.	1,350	92,489
		242,866,620
Oil & Gas Refining & Marketing - 7.9%
Frontier Oil Corp.	215,900	5,162,169
Holly Corp.	114,400	4,223,648
Petroplus Holdings AG (a)	20,712	1,108,600
Sunoco, Inc.	392,869	15,985,840
Tesoro Corp.	373,432	7,382,751
Valero Energy Corp.	823,224	33,900,364
Western Refining, Inc.	75,206	890,439
		68,653,811

	Shares	Value
Oil & Gas Storage & Transport - 1.6%
Copano Energy LLC	19,300	$ 651,375
El Paso Pipeline Partners LP	23,000	474,950
Energy Transfer Equity LP	46,400	1,345,136
Williams Companies, Inc.	288,350	11,623,389
		14,094,850
TOTAL OIL, GAS & CONSUMABLE FUELS		547,179,849
TOTAL COMMON STOCKS (Cost $600,570,882)		856,550,239
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 2.38% (b)	18,438,522	18,438,522
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	4,708,925	4,708,925
TOTAL MONEY MARKET FUNDS (Cost $23,147,447)		23,147,447
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $623,718,329)		879,697,686
NET OTHER ASSETS - (1.5)%		(13,060,248)
NET ASSETS - 100%		$ 866,637,438
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,018
Fidelity Securities Lending Cash Central Fund	34,978
Total	$ 148,996
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 879,697,686	$ 854,782,842	$ 24,914,844	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Canada	7.0%
Netherlands Antilles	3.7%
Brazil	1.6%
Cayman Islands	1.4%
Others (individually less than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,775,497) - See accompanying schedule: Unaffiliated issuers (cost $600,570,882)	$ 856,550,239
Fidelity Central Funds (cost $23,147,447)	23,147,447
Total Investments (cost $623,718,329)		$ 879,697,686
Cash		2,657
Foreign currency held at value (cost $7,156)		7,120
Receivable for investments sold		130,083
Receivable for fund shares sold		2,780,275
Dividends receivable		379,454
Distributions receivable from Fidelity Central Funds		22,764
Prepaid expenses		883
Other receivables		17,347
Total assets		883,038,269

Liabilities
Payable for investments purchased	$ 10,988,032
Payable for fund shares redeemed	107,151
Accrued management fee	384,838
Distribution fees payable	54,424
Other affiliated payables	81,934
Other payables and accrued expenses	75,527
Collateral on securities loaned, at value	4,708,925
Total liabilities		16,400,831

Net Assets		$ 866,637,438
Net Assets consist of:
Paid in capital		$ 536,420,268
Undistributed net investment income		119,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,118,928
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		255,979,021
Net Assets		$ 866,637,438

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($406,395,134 ÷ 13,395,135 shares)	$ 30.34
Service Class 2: Net Asset Value ,offering price and redemption price per share ($272,263,746 ÷ 9,023,404 shares)	$ 30.17
Investor Class: Net Asset Value, offering price and redemption price per share ($187,978,558 ÷ 6,214,063 shares)	$ 30.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,730,347
Interest		1,143
Income from Fidelity Central Funds		148,996
Total income		2,880,486

Expenses
Management fee	$ 1,964,792
Transfer agent fees	298,468
Distribution fees	272,517
Accounting and security lending fees	127,246
Custodian fees and expenses	24,054
Independent trustees' compensation	1,434
Registration fees	1,094
Audit	18,443
Legal	871
Interest	4,691
Miscellaneous	61,660
Total expenses before reductions	2,775,270
Expense reductions	(14,005)	2,761,265
Net investment income (loss)		119,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,730,412
Foreign currency transactions	30,023
Total net realized gain (loss)		75,760,435
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $97,338)	35,091,037
Assets and liabilities in foreign currencies	(454)
Total change in net unrealized appreciation (depreciation)		35,090,583
Net gain (loss)		110,851,018
Net increase (decrease) in net assets resulting from operations		$ 110,970,239

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,221	$ 1,173,451
Net realized gain (loss)	75,760,435	35,806,472
Change in net unrealized appreciation (depreciation)	35,090,583	145,447,905
Net increase (decrease) in net assets resulting from operations	110,970,239	182,427,828
Distributions to shareholders from net investment income	-	(1,200,523)
Distributions to shareholders from net realized gain	(8,386,926)	(27,081,489)
Total distributions	(8,386,926)	(28,282,012)
Share transactions - net increase (decrease)	82,932,093	124,344,576
Redemption fees	183,662	169,727
Total increase (decrease) in net assets	185,699,068	278,660,119

Net Assets
Beginning of period	680,938,370	402,278,251
End of period (including undistributed net investment income of $119,221 and $0, respectively)	$ 866,637,438	$ 680,938,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04	$ 8.49
Income from Investment Operations
Net investment income (loss) E	.02	.07	.09	.10	.10	.05
Net realized and unrealized gain (loss)	4.09	8.62	3.09	6.20	2.53	2.54
Total from investment operations	4.11	8.69	3.18	6.30	2.63	2.59
Distributions from net investment income	-	(.06)	(.16)	(.08)	(.07)	(.05)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.94)	-	-
Total distributions	(.33)	(1.19)	(3.07)	(1.02)	(.07)	(.05)
Redemption fees added to paid in capital E	.01	.01	.01	.02	.02	.01
Net asset value, end of period	$ 30.34	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04
Total Return B, C, D	15.88%	45.97%	16.91%	46.31%	23.96%	30.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.70%	.71%	.72%	.78%	1.26%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.72%	.78%	1.26%
Expenses net of all reductions	.69% A	.70%	.70%	.66%	.74%	1.25%
Net investment income (loss)	.13% A	.31%	.43%	.56%	.80%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406,395	$ 355,854	$ 280,537	$ 334,368	$ 125,781	$ 31,624
Portfolio turnover rate G	96% A	61%	151%	107%	87%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.04	.04
Net realized and unrealized gain (loss)	4.07	8.58	3.07	4.04
Total from investment operations	4.05	8.60	3.11	4.08
Distributions from net investment income	-	(.02)	(.13)	(.07)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.92)
Total distributions	(.33)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	.01	.01	.01	.01
Net asset value, end of period	$ 30.17	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	15.72%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.95%	.96%	.97% A
Expenses net of fee waivers, if any	.94% A	.95%	.96%	.97% A
Expenses net of all reductions	.94% A	.94%	.95%	.91% A
Net investment income (loss)	(.12)% A	.07%	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,264	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	96% A	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.01	.05	.06	.03
Net realized and unrealized gain (loss)	4.07	8.61	3.08	3.11
Total from investment operations	4.08	8.66	3.14	3.14
Distributions from net investment income	-	(.05)	(.15)	(.08)
Distributions from net realized gain	(.33)	(1.13)	(2.91)	(.92)
Total distributions	(.33)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	.01	.01	.01	.01
Net asset value, end of period	$ 30.25	$ 26.49	$ 19.00	$ 18.91
Total Return B, C, D	15.81%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.81%	.84%	.91% A
Expenses net of fee waivers, if any	.78% A	.81%	.84%	.91% A
Expenses net of all reductions	.78% A	.81%	.82%	.85% A
Net investment income (loss)	.04% A	.20%	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,979	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	96% A	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term capital gains, foreign currency, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 292,981,587
Unrealized depreciation	(38,069,895)
Net unrealized appreciation (depreciation)	$ 254,911,692
Cost for federal income tax purposes	$ 624,785,994

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,947,355 and $338,873,779, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $272,517, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 116,692
Service Class 2	72,129
Investor Class	109,647
$ 298,468

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,070 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,148,600	3.69%	$ 4,691

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $618 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $34,978.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,005 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 31% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $7,719, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 816,831
Service Class 2	-	167,443
Investor Class	-	216,249
Total	$ -	$ 1,200,523
From net realized gain
Initial Class	$ 4,295,930	$ 14,471,944
Service Class 2	2,534,619	7,591,179
Investor Class	1,556,377	5,018,366
Total	$ 8,386,926	$ 27,081,489

12. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	1,463,950	1,857,099	$ 40,391,414	$ 44,454,803
Reinvestment of distributions	183,352	597,904	4,295,929	15,288,775
Shares redeemed	(1,655,021)	(3,787,008)	(41,626,573)	(77,567,833)
Net increase (decrease)	(7,719)	(1,332,005)	$ 3,060,770	$ (17,824,255)
Service Class 2
Shares sold	2,220,902	4,400,682	$ 58,169,822	$ 102,772,658
Reinvestment of distributions	108,642	300,833	2,534,619	7,758,622
Shares redeemed	(639,286)	(1,072,210)	(16,325,697)	(23,413,472)
Net increase (decrease)	1,690,258	3,629,305	$ 44,378,744	$ 87,117,808
Investor Class
Shares sold	1,637,466	2,764,988	$ 44,762,254	$ 64,717,111
Reinvestment of distributions	66,597	202,756	1,556,377	5,234,615
Shares redeemed	(443,466)	(720,765)	(10,826,052)	(14,900,703)
Net increase (decrease)	1,260,597	2,246,979	$ 35,492,579	$ 55,051,023

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0808
1.833454.102

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 720.30	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07
Investor Class
Actual	$ 1,000.00	$ 719.50	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.81%
Investor Class	.90%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	4.7	6.5
Wells Fargo & Co.	4.6	4.9
JPMorgan Chase & Co.	4.6	5.3
Bank of America Corp.	3.9	4.7
ACE Ltd.	3.7	3.0
Bank of New York Mellon Corp.	3.1	1.6
Citigroup, Inc.	3.0	4.7
Everest Re Group Ltd.	2.4	0.3
MetLife, Inc.	2.3	2.7
Goldman Sachs Group, Inc.	2.3	1.5
	34.6
Top Industries (% of fund's net assets)
As of June 30, 2008
Insurance	28.4%
Capital Markets	18.3%
Diversified Financial Services	15.2%
Commercial Banks	14.3%
Real Estate Investment Trusts	7.2%
All Others*	16.6%

As of December 31, 2007
Insurance	32.5%
Capital Markets	18.6%
Diversified Financial Services	18.1%
Commercial Banks	10.9%
Real Estate Investment Trusts	4.9%
All Others*	15.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CAPITAL MARKETS - 18.0%
Asset Management & Custody Banks - 11.0%
Bank of New York Mellon Corp.	25,900	$ 979,797
EFG International	7,900	215,019
Fortress Investment Group LLC (d)	7,000	86,240
Franklin Resources, Inc.	5,500	504,075
GLG Partners, Inc. (d)	8,900	69,420
Janus Capital Group, Inc.	8,700	230,289
Julius Baer Holding AG	2,983	200,068
KKR Private Equity Investors, LP	4,200	53,970
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	55,255
Legg Mason, Inc.	1,000	43,570
State Street Corp.	10,867	695,379
T. Rowe Price Group, Inc.	4,000	225,880
The Blackstone Group LP	6,800	123,828
		3,482,790
Investment Banking & Brokerage - 7.0%
Charles Schwab Corp.	23,300	478,582
Goldman Sachs Group, Inc.	4,100	717,090
Lazard Ltd. Class A	3,300	112,695
Lehman Brothers Holdings, Inc.	23,700	469,497
Morgan Stanley	11,810	425,987
		2,203,851
TOTAL CAPITAL MARKETS		5,686,641
COMMERCIAL BANKS - 13.0%
Diversified Banks - 8.0%
ICICI Bank Ltd. sponsored ADR	1,700	48,892
U.S. Bancorp, Delaware	24,200	674,938
Wachovia Corp.	21,997	341,613
Wells Fargo & Co. (d)	60,800	1,444,000
		2,509,443
Regional Banks - 5.0%
Associated Banc-Corp.	16,000	308,640
Cathay General Bancorp	12,021	130,668
Center Financial Corp., California	1,900	16,093
KeyCorp (d)	21,800	239,364
M&T Bank Corp.	2,400	169,296
National City Corp.	2,600	12,402
PNC Financial Services Group, Inc.	12,100	690,910
Wintrust Financial Corp.	700	16,695
		1,584,068
TOTAL COMMERCIAL BANKS		4,093,511
CONSUMER FINANCE - 4.6%
Consumer Finance - 4.6%
American Express Co. (d)	10,040	378,207
Capital One Financial Corp. (d)	9,900	376,299
Discover Financial Services	17,755	233,833

	Shares	Value
Dollar Financial Corp. (a)	6,610	$ 99,877
SLM Corp. (a)	18,300	354,105
		1,442,321
DIVERSIFIED FINANCIAL SERVICES - 15.2%
Other Diversifed Financial Services - 11.5%
Bank of America Corp.	51,649	1,232,862
Citigroup, Inc. (d)	56,430	945,767
JPMorgan Chase & Co.	42,038	1,442,324
		3,620,953
Specialized Finance - 3.7%
CIT Group, Inc.	8,500	57,885
CME Group, Inc.	1,487	569,804
Deutsche Boerse AG	2,500	282,600
JSE Ltd.	4,300	29,925
KKR Financial Holdings LLC	15,700	164,850
MarketAxess Holdings, Inc. (a)	10,500	79,380
		1,184,444
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,805,397
INSURANCE - 27.1%
Insurance Brokers - 0.7%
National Financial Partners Corp. (d)	6,600	130,812
Willis Group Holdings Ltd.	2,900	90,973
		221,785
Life & Health Insurance - 7.0%
AFLAC, Inc.	9,200	577,760
MetLife, Inc.	14,010	739,308
Principal Financial Group, Inc.	9,100	381,927
Prudential Financial, Inc.	8,700	519,738
		2,218,733
Multi-Line Insurance - 6.9%
American International Group, Inc.	55,510	1,468,793
Assurant, Inc.	3,800	250,648
Hartford Financial Services Group, Inc.	7,060	455,864
		2,175,305
Property & Casualty Insurance - 7.3%
ACE Ltd.	21,150	1,165,154
AMBAC Financial Group, Inc.	1,700	2,278
Argo Group International Holdings, Ltd. (a)	5,644	189,413
Axis Capital Holdings Ltd.	3,300	98,373
Berkshire Hathaway, Inc. Class A (a)	3	362,250
LandAmerica Financial Group, Inc. (d)	2,300	51,037
MBIA, Inc. (d)	5,460	23,969
The First American Corp.	4,200	110,880
The Travelers Companies, Inc.	5,000	217,000
United America Indemnity Ltd. Class A (a)	5,800	77,546
		2,297,900
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 5.2%
Everest Re Group Ltd.	9,300	$ 741,303
IPC Holdings Ltd.	5,400	143,370
Max Capital Group Ltd.	9,599	204,747
Montpelier Re Holdings Ltd.	2,500	36,875
Platinum Underwriters Holdings Ltd.	9,700	316,317
RenaissanceRe Holdings Ltd.	4,300	192,081
		1,634,693
TOTAL INSURANCE		8,548,416
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Visa, Inc.	1,600	130,096
REAL ESTATE INVESTMENT TRUSTS - 7.2%
Mortgage REITs - 1.5%
Annaly Capital Management, Inc.	25,100	389,301
Chimera Investment Corp.	9,400	84,694
		473,995
Residential REITs - 1.6%
Equity Lifestyle Properties, Inc.	6,100	268,400
UDR, Inc.	9,900	221,562
		489,962
Retail REITs - 4.1%
CBL & Associates Properties, Inc.	3,400	77,656
Developers Diversified Realty Corp.	11,100	385,281
General Growth Properties, Inc.	16,200	567,486
Simon Property Group, Inc.	3,100	278,659
		1,309,082
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,273,039
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Management & Development - 1.5%
Meruelo Maddux Properties, Inc. (a)	14,700	32,046
Mitsubishi Estate Co. Ltd.	19,000	434,889
		466,935
THRIFTS & MORTGAGE FINANCE - 4.9%
Thrifts & Mortgage Finance - 4.9%
Countrywide Financial Corp. (d)	21,873	92,960
Fannie Mae (d)	24,750	482,873
FirstFed Financial Corp. (a)(d)	2,100	16,884
Freddie Mac (d)	24,000	393,600
Hudson City Bancorp, Inc.	23,079	384,958
IndyMac Bancorp, Inc. (d)	4,600	2,576
Radian Group, Inc. (d)	7,400	10,730
Washington Mutual, Inc. (d)	34,257	168,887
		1,553,468
TOTAL COMMON STOCKS (Cost $37,240,834)		28,999,824
Convertible Preferred Stocks - 3.1%
	Shares	Value
CAPITAL MARKETS - 0.3%
Investment Banking & Brokerage - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	120	$ 96,532
COMMERCIAL BANKS - 1.3%
Regional Banks - 1.3%
Huntington Bancshares, Inc. 8.50%	150	105,000
National City Corp.	3	286,200
		391,200
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	300	12,264
INSURANCE - 1.3%
Multi-Line Insurance - 1.3%
American International Group, Inc. Series A, 8.50%	6,600	393,776
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	1,700	65,450
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,165,000)		959,222
Money Market Funds - 19.4%

Fidelity Cash Central Fund, 2.38% (b)	1,369,484	1,369,484
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	4,754,085	4,754,085
TOTAL MONEY MARKET FUNDS (Cost $6,123,569)		6,123,569
TOTAL INVESTMENT PORTFOLIO - 114.4% (Cost $44,529,403)		36,082,615
NET OTHER ASSETS - (14.4)%		(4,532,614)
NET ASSETS - 100%		$ 31,550,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,255 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,987
Fidelity Securities Lending Cash Central Fund	10,838
Total	$ 51,825
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,082,615	$ 34,425,706	$ 1,656,909	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
Bermuda	6.8%
Cayman Islands	3.9%
Japan	1.4%
Switzerland	1.3%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,492,480) - See accompanying schedule: Unaffiliated issuers (cost $38,405,834)	$ 29,959,046
Fidelity Central Funds (cost $6,123,569)	6,123,569
Total Investments (cost $44,529,403)		$ 36,082,615
Cash		4,121
Receivable for investments sold		138,246
Receivable for fund shares sold		154,814
Dividends receivable		64,613
Distributions receivable from Fidelity Central Funds		6,771
Prepaid expenses		49
Other receivables		8,185
Total assets		36,459,414

Liabilities
Payable for investments purchased	$ 19,506
Payable for fund shares redeemed	92,882
Accrued management fee	16,498
Other affiliated payables	4,086
Other payables and accrued expenses	22,356
Collateral on securities loaned, at value	4,754,085
Total liabilities		4,909,413

Net Assets		$ 31,550,001
Net Assets consist of:
Paid in capital		$ 41,104,170
Undistributed net investment income		376,920
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,484,305)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,446,784)
Net Assets		$ 31,550,001

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($18,677,032 ÷ 2,410,748 shares)	$ 7.75

Investor Class: Net Asset Value, offering price and redemption price per share ($12,872,969 ÷ 1,666,692 shares)	$ 7.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 502,895
Interest		1,307
Income from Fidelity Central Funds		51,825
Total income		556,027

Expenses
Management fee	$ 98,950
Transfer agent fees	20,948
Accounting and security lending fees	7,161
Custodian fees and expenses	4,282
Independent trustees' compensation	75
Audit	14,589
Legal	61
Miscellaneous	3,109
Total expenses before reductions	149,175
Expense reductions	(44)	149,131
Net investment income (loss)		406,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,129,938)
Foreign currency transactions	482
Total net realized gain (loss)		(1,129,456)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,197,067)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(11,197,068)
Net gain (loss)		(12,326,524)
Net increase (decrease) in net assets resulting from operations		$ (11,919,628)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 406,896	$ 633,412
Net realized gain (loss)	(1,129,456)	2,287,719
Change in net unrealized appreciation (depreciation)	(11,197,068)	(7,585,697)
Net increase (decrease) in net assets resulting from operations	(11,919,628)	(4,664,566)
Distributions to shareholders from net investment income	-	(1,168,511)
Distributions to shareholders from net realized gain	(2,471,464)	(3,386,321)
Total distributions	(2,471,464)	(4,554,832)
Share transactions - net increase (decrease)	11,763,710	(14,452,083)
Redemption fees	16,140	22,111
Total increase (decrease) in net assets	(2,611,242)	(23,649,370)

Net Assets
Beginning of period	34,161,243	57,810,613
End of period (including undistributed net investment income of $376,920 and distributions in excess of net investment income of $29,976, respectively)	$ 31,550,001	$ 34,161,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 14.60	$ 12.98	$ 12.19	$ 10.91	$ 8.44
Income from Investment Operations
Net investment income (loss) E	.11	.20	.18	.16	.12	.10
Net realized and unrealized gain (loss)	(3.19)	(2.02)	1.86	.77	1.15	2.47
Total from investment operations	(3.08)	(1.82)	2.04	.93	1.27	2.57
Distributions from net investment income	-	(.36)	(.16)	(.14)	-	(.11)
Distributions from net realized gain	(.74)	(.86)	(.27)	-	-	-
Total distributions	(.74)	(1.22)	(.43)	(.14)	-	(.11)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 7.75	$ 11.57	$ 14.60	$ 12.98	$ 12.19	$ 10.91
Total Return B,C,D	(27.97)%	(13.43)%	16.29%	7.71%	11.73%	30.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.87%	.86%	.86%	.85%	.97%
Expenses net of fee waivers, if any	.81% A	.87%	.86%	.86%	.85%	.97%
Expenses net of all reductions	.81% A	.87%	.85%	.85%	.83%	.96%
Net investment income (loss)	2.32% A	1.48%	1.36%	1.31%	1.10%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,677	$ 23,631	$ 44,781	$ 32,776	$ 41,595	$ 40,900
Portfolio turnover rate G	50% A	48%	68%	59%	98%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 14.57	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.11	.18	.16	.05
Net realized and unrealized gain (loss)	(3.19)	(2.02)	1.86	.86
Total from investment operations	(3.08)	(1.84)	2.02	.91
Distributions from net investment income	-	(.34)	(.17)	-
Distributions from net realized gain	(.74)	(.86)	(.27)	-
Total distributions	(.74)	(1.20)	(.44)	-
Redemption fees added to paid in capital E	-J	.01	.01	- J
Net asset value, end of period	$ 7.72	$ 11.54	$ 14.57	$ 12.98
Total Return B,C,D	(28.05)%	(13.60)%	16.12%	7.54%
Ratios to Average Net Assets F,I
Expenses before reductions	.90% A	.99%	1.00%	1.18% A
Expenses net of fee waivers, if any	.90% A	.99%	1.00%	1.18% A
Expenses net of all reductions	.90% A	.99%	.99%	1.16% A
Net investment income (loss)	2.23% A	1.36%	1.22%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,873	$ 10,530	$ 13,030	$ 2,133
Portfolio turnover rate G	50% A	48%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,377,093
Unrealized depreciation	(11,178,520)
Net unrealized appreciation (depreciation)	$ (8,801,427)
Cost for federal income tax purposes	$ 44,884,042

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,106,235 and $8,132,105, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 9,828
Investor Class	11,120
$ 20,948

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $544 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,838.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8,457, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 852,438
Investor Class	-	316,073
Total	$ -	$ 1,168,511
From net realized gain
Initial Class	$ 1,682,600	$ 2,557,827
Investor Class	788,864	828,494
Total	$ 2,471,464	$ 3,386,321

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	823,243	684,091	$ 8,470,146	$ 8,719,511
Reinvestment of distributions	171,170	252,303	1,682,600	3,410,265
Shares redeemed	(626,127)	(1,960,660)	(5,826,955)	(26,730,674)
Net increase (decrease)	368,286	(1,024,266)	$ 4,325,791	$ (14,600,898)
Investor Class
Shares sold	859,957	558,928	$ 8,387,285	$ 7,421,183
Reinvestment of distributions	80,496	85,449	788,864	1,144,567
Shares redeemed	(186,029)	(626,618)	(1,738,230)	(8,416,935)
Net increase (decrease)	754,424	17,759	$ 7,437,919	$ 148,815

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0808
1.817370.103

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 877.00	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27
Service Class
Actual	$ 1,000.00	$ 876.40	$ 4.43
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Service Class 2
Actual	$ 1,000.00	$ 876.10	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Investor Class
Actual	$ 1,000.00	$ 876.60	$ 4.43**
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Investor Class	.95%**

** If changes to voluntary expense limitations, effective February 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been .93% and the expenses paid in the actual and hypothetical examples above would have been $4.34 and $4.67 respectively.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	3.2
Cisco Systems, Inc.	4.2	3.6
Monsanto Co.	3.9	3.6
Google, Inc. Class A (sub. vtg.)	3.7	4.1
Inverness Medical Innovations, Inc.	2.8	3.1
Cognizant Technology Solutions Corp. Class A	2.5	1.5
QUALCOMM, Inc.	2.1	0.0
Schlumberger Ltd. (NY Shares)	2.0	1.3
Visa, Inc.	1.9	0.0
Equinix, Inc.	1.9	1.0
	29.5
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.7	31.5
Energy	13.6	6.4
Health Care	13.6	16.0
Industrials	11.1	13.1
Consumer Staples	8.0	6.9
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Stocks 99.8%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	16.4%	** Foreign investments	23.6%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 1.8%
Life Time Fitness, Inc. (a)	500	$ 14,775
McDonald's Corp.	7,500	421,650
		436,425
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)	2,600	110,552
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,591
Multiline Retail - 1.0%
Target Corp. (d)	5,100	237,099
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	2,100	131,628
Best Buy Co., Inc.	900	35,640
Ross Stores, Inc.	2,100	74,592
Staples, Inc.	8,400	199,500
The Men's Wearhouse, Inc.	1,800	29,322
TJX Companies, Inc.	2,600	81,822
		552,504
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	300	41,760
G-III Apparel Group Ltd. (a)	10,600	130,804
Polo Ralph Lauren Corp. Class A	4,700	295,066
Titan Industries Ltd.	881	20,365
VF Corp.	800	56,944
		544,939
TOTAL CONSUMER DISCRETIONARY		1,884,110
CONSUMER STAPLES - 8.0%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	7,400	402,042
PepsiCo, Inc.	3,900	248,001
United Spirits Ltd.	549	15,930
		665,973
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,900	203,406
CVS Caremark Corp.	2,400	94,968
		298,374
Food Products - 1.8%
Nestle SA sponsored ADR	3,600	407,160
Smart Balance, Inc. (a)	5,500	39,655
		446,815
Household Products - 1.3%
Energizer Holdings, Inc. (a)	1,100	80,399
Procter & Gamble Co.	3,700	224,997
		305,396

	Shares	Value
Personal Products - 0.9%
Avon Products, Inc.	5,700	$ 205,314
Dabur India Ltd.	8,921	16,427
		221,741
TOTAL CONSUMER STAPLES		1,938,299
ENERGY - 13.6%
Energy Equipment & Services - 4.7%
Halliburton Co.	5,400	286,578
National Oilwell Varco, Inc. (a)	3,946	350,089
Schlumberger Ltd. (NY Shares)	4,590	493,104
		1,129,771
Oil, Gas & Consumable Fuels - 8.9%
Canadian Natural Resources Ltd.	1,000	98,926
Chesapeake Energy Corp.	1,900	125,324
ConocoPhillips	800	75,512
CONSOL Energy, Inc.	3,110	349,471
EOG Resources, Inc.	1,700	223,040
Exxon Mobil Corp.	3,790	334,013
Hess Corp.	2,000	252,380
Nova Biosource Fuels, Inc. (a)	76,400	51,188
Occidental Petroleum Corp.	2,800	251,608
Peabody Energy Corp.	3,000	264,150
Suncor Energy, Inc.	200	11,615
Ultra Petroleum Corp. (a)	1,300	127,660
		2,164,887
TOTAL ENERGY		3,294,658
FINANCIALS - 4.1%
Capital Markets - 2.0%
Charles Schwab Corp.	3,500	71,890
Goldman Sachs Group, Inc.	1,300	227,370
Janus Capital Group, Inc.	3,200	84,704
State Street Corp.	1,500	95,985
		479,949
Consumer Finance - 0.7%
American Express Co.	3,200	120,544
SLM Corp. (a)	2,500	48,375
		168,919
Diversified Financial Services - 0.6%
CME Group, Inc.	400	153,276
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	11,600	193,488
TOTAL FINANCIALS		995,632
HEALTH CARE - 13.6%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	1,100	79,750
Alkermes, Inc. (a)	2,200	27,192
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)(d)	2,600	$ 69,498
Celgene Corp. (a)	1,900	121,353
Cougar Biotechnology, Inc. (a)	1,400	33,362
CSL Ltd.	3,351	114,696
Genentech, Inc. (a)	2,900	220,110
Gilead Sciences, Inc. (a)	5,500	291,225
RXi Pharmaceuticals Corp. (f)	3,054	21,989
		979,175
Health Care Equipment & Supplies - 6.3%
Alcon, Inc.	800	130,232
Align Technology, Inc. (a)	2,100	22,029
Baxter International, Inc.	2,100	134,274
C.R. Bard, Inc.	1,300	114,335
Covidien Ltd.	7,900	378,331
Inverness Medical Innovations, Inc. (a)	20,525	680,814
Zoll Medical Corp. (a)	2,200	74,074
		1,534,089
Health Care Providers & Services - 0.5%
athenahealth, Inc.	100	3,076
Express Scripts, Inc. (a)	2,000	125,440
		128,516
Health Care Technology - 0.3%
Eclipsys Corp. (a)	3,700	67,932
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	1,800	156,798
QIAGEN NV (a)	9,800	197,274
		354,072
Pharmaceuticals - 0.9%
Allergan, Inc.	2,800	145,740
Javelin Pharmaceuticals, Inc. (a)	9,100	21,112
Wyeth	1,200	57,552
		224,404
TOTAL HEALTH CARE		3,288,188
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,600	134,720
Honeywell International, Inc.	3,000	150,840
Raytheon Co.	2,600	146,328
The Boeing Co.	2,100	138,012
		569,900
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	3,000	184,410
Airlines - 0.1%
Northwest Airlines Corp. (a)	3,400	22,644
UAL Corp.	1,300	6,786
		29,430

	Shares	Value
Commercial Services & Supplies - 0.8%
Fuel Tech, Inc. (a)	6,225	$ 109,685
Manpower, Inc.	1,050	61,152
MPS Group, Inc. (a)	3,400	36,142
		206,979
Construction & Engineering - 0.4%
Fluor Corp.	400	74,432
Larsen & Toubro Ltd.	342	17,404
		91,836
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	4,500	127,440
Alstom SA	600	137,583
American Superconductor Corp. (a)(d)	9,600	344,160
Bharat Heavy Electricals Ltd.	606	19,472
Composite Technology Corp. (a)	2,800	3,472
First Solar, Inc. (a)	200	54,564
FuelCell Energy, Inc. (a)(d)	7,500	53,250
Q-Cells AG (a)	1,550	157,017
Renewable Energy Corp. AS (a)	5,450	140,702
Satcon Technology Corp. (a)(d)	32,200	91,448
		1,129,108
Machinery - 1.5%
Cummins, Inc.	3,800	248,976
Deere & Co.	1,500	108,195
		357,171
Road & Rail - 0.5%
Con-way, Inc.	100	4,726
CSX Corp.	400	25,124
Landstar System, Inc.	1,300	71,786
Union Pacific Corp.	300	22,650
		124,286
TOTAL INDUSTRIALS		2,693,120
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 9.1%
Cisco Systems, Inc. (a)	43,900	1,021,114
Infinera Corp.	3,000	26,460
Juniper Networks, Inc. (a)	13,700	303,866
QUALCOMM, Inc.	11,300	501,381
Research In Motion Ltd. (a)	3,005	351,285
		2,204,106
Computers & Peripherals - 6.1%
Apple, Inc. (a)	6,500	1,088,357
Hewlett-Packard Co.	8,750	386,838
		1,475,195
Internet Software & Services - 6.0%
Alibaba.com Ltd. (e)	3,000	4,232
Equinix, Inc. (a)	5,100	455,022
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	1,720	$ 905,442
Omniture, Inc. (a)	5,035	93,500
		1,458,196
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	18,560	603,386
Visa, Inc.	5,700	463,467
		1,066,853
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	19,700	376,073
ASML Holding NV (NY Shares)	2,500	61,000
Skyworks Solutions, Inc. (a)	8,500	83,895
		520,968
Software - 4.9%
Adobe Systems, Inc. (a)	5,200	204,828
Gameloft (a)	4,400	20,722
GSE Systems, Inc. (a)	8,900	79,299
Nintendo Co. Ltd.	300	167,640
Nuance Communications, Inc. (a)	3,100	48,577
Oracle Corp. (a)	6,650	139,650
Quest Software, Inc. (a)	4,100	60,721
Salesforce.com, Inc. (a)	900	61,407
Sybase, Inc. (a)	8,900	261,838
Unica Corp. (a)	400	3,216
VMware, Inc. Class A	2,625	141,383
		1,189,281
TOTAL INFORMATION TECHNOLOGY		7,914,599
MATERIALS - 7.8%
Chemicals - 6.3%
Calgon Carbon Corp. (a)(d)	7,200	111,312
Intrepid Potash, Inc.	100	6,578
Monsanto Co.	7,480	945,771
Potash Corp. of Saskatchewan, Inc.	1,000	228,570
The Mosaic Co. (a)	1,600	231,520
		1,523,751
Metals & Mining - 1.5%
Barrick Gold Corp.	600	27,435
Freeport-McMoRan Copper & Gold, Inc. Class B	800	93,752
Gold Fields Ltd. sponsored ADR	800	10,120
Goldcorp, Inc.	1,300	59,953
Kinross Gold Corp.	1,900	44,921
Lihir Gold Ltd. (a)	4,119	12,993

	Shares	Value
Newmont Mining Corp.	1,000	$ 52,160
Yamana Gold, Inc.	3,600	59,897
		361,231
TOTAL MATERIALS		1,884,982
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L sponsored ADR	5,000	263,750
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enernoc, Inc.	500	8,975
Independent Power Producers & Energy Traders - 0.0%
Nevada Geothermal Power, Inc. (a)	100	125
TOTAL UTILITIES		9,100
TOTAL COMMON STOCKS (Cost $23,314,239)		24,166,438
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75% (Cost $10,000)	200	8,176
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 2.38% (b)	88,029	88,029
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	797,075	797,075
TOTAL MONEY MARKET FUNDS (Cost $885,104)		885,104
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $24,209,343)	25,059,718
NET OTHER ASSETS - (3.5)%	(837,718)
NET ASSETS - 100%	$ 24,222,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,232 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,989 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
RXi Pharmaceuticals Corp.	6/24/08	$ 24,798
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,154
Fidelity Securities Lending Cash Central Fund	12,838
Total	$ 21,992
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,059,718	$ 24,405,889	$ 653,829	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
Canada	4.1%
Switzerland	2.7%
Netherlands Antilles	2.0%
Bermuda	1.6%
Mexico	1.1%
Netherlands	1.1%
Others (individually less than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $770,425) - See accompanying schedule: Unaffiliated issuers (cost $23,324,239)	$ 24,174,614
Fidelity Central Funds (cost $885,104)	885,104
Total Investments (cost $24,209,343)		$ 25,059,718
Foreign currency held at value (cost $8,301)		8,326
Receivable for investments sold		2,573,290
Receivable for fund shares sold		2,605
Dividends receivable		9,085
Distributions receivable from Fidelity Central Funds		2,537
Prepaid expenses		33
Receivable from investment adviser for expense reductions		1,284
Other receivables		898
Total assets		27,657,776

Liabilities
Payable for investments purchased	$ 2,555,483
Payable for fund shares redeemed	22,910
Accrued management fee	12,627
Distribution fees payable	1,229
Other affiliated payables	3,029
Other payables and accrued expenses	43,423
Collateral on securities loaned, at value	797,075
Total liabilities		3,435,776

Net Assets		$ 24,222,000
Net Assets consist of:
Paid in capital		$ 24,166,469
Undistributed net investment income		15,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(810,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		850,479
Net Assets		$ 24,222,000

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($9,153,429 ÷ 737,564 shares)	$ 12.41

Service Class: Net Asset Value, offering price and redemption price per share ($2,116,542 ÷ 171,557 shares)	$ 12.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,530,953 ÷ 370,583 shares)	$ 12.23

Investor Class: Net Asset Value, offering price and redemption price per share ($8,421,076 ÷ 681,307 shares)	$ 12.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Dividends		$ 120,241
Interest		279
Income from Fidelity Central Funds (including $12,838 from security lending)		21,992
Total income		142,512

Expenses
Management fee	$ 76,244
Transfer agent fees	17,082
Distribution fees	7,178
Accounting and security lending fees	5,447
Custodian fees and expenses	29,506
Independent trustees' compensation	59
Audit	26,355
Legal	37
Miscellaneous	2,472
Total expenses before reductions	164,380
Expense reductions	(37,265)	127,115
Net investment income (loss)		15,397
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $253)	(690,718)
Foreign currency transactions	(2,950)
Total net realized gain (loss)		(693,668)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,736)	(2,912,498)
Assets and liabilities in foreign currencies	441
Total change in net unrealized appreciation (depreciation)		(2,912,057)
Net gain (loss)		(3,605,725)
Net increase (decrease) in net assets resulting from operations		$ (3,590,328)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,397	$ (19,420)
Net realized gain (loss)	(693,668)	1,503,150
Change in net unrealized appreciation (depreciation)	(2,912,057)	2,205,488
Net increase (decrease) in net assets resulting from operations	(3,590,328)	3,689,218
Distributions to shareholders from net realized gain	-	(1,360,022)
Share transactions - net increase (decrease)	(2,741,997)	11,664,213
Total increase (decrease) in net assets	(6,332,325)	13,993,409

Net Assets
Beginning of period	30,554,325	16,560,916
End of period (including undistributed net investment income of $15,397 and $0, respectively)	$ 24,222,000	$ 30,554,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 12.07	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.01	- L	- L	.01	.04 I	(.01)
Net realized and unrealized gain (loss)	(1.75)	2.74	.13 J	.83	.23	2.81
Total from investment operations	(1.74)	2.74	.13	.84	.27	2.80
Distributions from net investment income	-	-	- L	(.01)	(.02)	(.01)
Distributions from net realized gain	-	(.66)	-	(.04)	(.90)	(.68)
Total distributions	-	(.66)	-L	(.04) M	(.92)	(.69)
Net asset value, end of period	$ 12.41	$ 14.15	$ 12.07	$ 11.94	$ 11.14	$ 11.79
Total Return B, C, D	(12.30)%	22.67%	1.12%	7.57%	2.31%	29.05%
Ratios to Average Net Assets F, K
Expenses before reductions	1.12% A	1.10%	.98%	1.01%	1.94%	2.68%
Expenses net of fee waivers, if any	.85% A	.85%	.86%	.85%	1.00%	1.14%
Expenses net of all reductions	.84% A	.84%	.86%	.81%	.95%	1.09%
Net investment income (loss)	.20% A	-% H	.03%	.12%	.35%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,153	$ 13,752	$ 7,414	$ 22,750	$ 1,938	$ 1,885
Portfolio turnover rate G	147% A	167%	93%	91%	151%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 12.02	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.01)	- L	.03 I	(.02)
Net realized and unrealized gain (loss)	(1.75)	2.73	.13 J	.82	.24	2.80
Total from investment operations	(1.74)	2.72	.12	.82	.27	2.78
Distributions from net investment income	-	-	-	(.01)	(.02)	(.01)
Distributions from net realized gain	-	(.66)	-	(.04)	(.90)	(.68)
Total distributions	-	(.66)	-	(.04) M	(.92)	(.69)
Net asset value, end of period	$ 12.34	$ 14.08	$ 12.02	$ 11.90	$ 11.12	$ 11.77
Total Return B, C, D	(12.36)%	22.60%	1.01%	7.41%	2.32%	28.85%
Ratios to Average Net Assets F, K
Expenses before reductions	1.19% A	1.17%	1.16%	1.36%	1.97%	2.74%
Expenses net of fee waivers, if any	.95% A	.95%	.96%	.97%	1.10%	1.24%
Expenses net of all reductions	.95% A	.95%	.95%	.92%	1.05%	1.19%
Net investment income (loss)	.10% A	(.10)%	(.07)%	-% H	.25%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,117	$ 2,545	$ 2,077	$ 2,056	$ 1,914	$ 1,871
Portfolio turnover rate G	147% A	167%	93%	91%	151%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 11.95	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Income from Investment Operations
Net investment income (loss) E	- L	(.03)	(.03)	(.02)	.01 H	(.04)
Net realized and unrealized gain (loss)	(1.73)	2.70	.14 I	.82	.24	2.80
Total from investment operations	(1.73)	2.67	.11	.80	.25	2.76
Distributions from net investment income	-	-	-	(.01)	(.02)	(.01)
Distributions from net realized gain	-	(.66)	-	(.04)	(.90)	(.68)
Total distributions	-	(.66)	-	(.04) K	(.92)	(.69)
Net asset value, end of period	$ 12.23	$ 13.96	$ 11.95	$ 11.84	$ 11.08	$ 11.75
Total Return B, C, D	(12.39)%	22.31%	.93%	7.25%	2.14%	28.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.39% A	1.38%	1.35%	1.51%	2.12%	2.89%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.11%	1.12%	1.25%	1.39%
Expenses net of all reductions	1.10% A	1.09%	1.10%	1.07%	1.20%	1.34%
Net investment income (loss)	(.06)% A	(.25)%	(.22)%	(.15)%	.10%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,531	$ 5,116	$ 3,220	$ 2,729	$ 2,544	$ 2,491
Portfolio turnover rate G	147% A	167%	93%	91%	151%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share. L Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 12.05	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.01)	- K
Net realized and unrealized gain (loss)	(1.75)	2.73	.12 H	.30
Total from investment operations	(1.74)	2.71	.11	.30
Distributions from net investment income	-	-	- K	-
Distributions from net realized gain	-	(.66)	-	-
Total distributions	-	-	-K	-
Net asset value, end of period	$ 12.36	$ 14.10	$ 12.05	$ 11.94
Total Return B, C, D	(12.34)%	22.45%	.95%	2.58%
Ratios to Average Net Assets F, J
Expenses before reductions	1.21% A	1.22%	1.21%	1.16% A
Expenses net of fee waivers, if any	.95% A	1.00%	1.01%	1.00% A
Expenses net of all reductions	.94% A	.99%	1.01%	.96% A
Net investment income (loss)	.10% A	(.15)%	(.12)%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,421	$ 9,142	$ 3,849	$ 2,209
Portfolio turnover rate G	147% A	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,077,053
Unrealized depreciation	(2,292,331)
Net unrealized appreciation (depreciation)	$ 784,722
Cost for federal income tax purposes	$ 24,274,996

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,662,087 and $21,250,347, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,140
Service Class 2	6,038
$ 7,178

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15 % of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,296
Service Class	752
Service Class 2	2,719
Investor Class	8,315
$ 17,082

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $642 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.85%	$ 15,350
Service Class	.95%	2,730
Service Class 2	1.10%	6,890
Investor Class	1.00% - .93%*	11,710
		$ 36,680

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to .93% for Investor Class.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $585 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,405, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ -	$ 611,437
Service Class	-	114,028
Service Class 2	-	230,890
Investor Class	-	403,667
Total	$ -	$ 1,360,022

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	117,524	548,074	$ 1,500,115	$ 7,846,894
Reinvestment of distributions	-	42,938	-	611,437
Shares redeemed	(351,723)	(233,361)	(4,528,715)	(2,969,140)
Net increase (decrease)	(234,199)	357,651	$ (3,028,600)	$ 5,489,191
Service Class
Reinvestment of distributions	-	8,053	-	114,028
Shares redeemed	(9,266)	-	(117,679)	-
Net increase (decrease)	(9,266)	8,053	$ (117,679)	$ 114,028
Service Class 2
Shares sold	47,505	111,476	$ 601,211	$ 1,498,608
Reinvestment of distributions	-	16,445	-	230,890
Shares redeemed	(43,374)	(30,981)	(537,544)	(410,132)
Net increase (decrease)	4,131	96,940	$ 63,667	$ 1,319,366
Investor Class
Shares sold	234,388	557,173	$ 2,931,193	$ 7,720,308
Reinvestment of distributions	-	28,447	-	403,667
Shares redeemed	(201,355)	(256,772)	(2,590,578)	(3,382,347)
Net increase (decrease)	33,033	328,848	$ 340,615	$ 4,741,628

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0808
1.787988.105

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 861.70	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07
Investor Class
Actual	$ 1,000.00	$ 861.20	$ 4.21
HypotheticalA	$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.81%
Investor Class	.91%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	6.4	6.7
Abbott Laboratories	5.4	3.4
Wyeth	5.0	3.3
Baxter International, Inc.	3.8	2.9
Thermo Fisher Scientific, Inc.	3.7	1.8
Covidien Ltd.	3.3	1.2
Allergan, Inc.	2.6	2.4
Pfizer, Inc.	2.4	0.0
Genentech, Inc.	2.3	1.4
McKesson Corp.	2.2	2.1
	37.1
Top Industries (% of fund's net assets)
As of June 30, 2008
Pharmaceuticals	26.5%
Health Care Equipment & Supplies	24.6%
Health Care Providers & Services	15.1%
Biotechnology	12.7%
Life Sciences Tools & Services	11.3%
All Others*	9.8%

As of December 31, 2007
Pharmaceuticals	25.7%
Health Care Providers & Services	20.5%
Health Care Equipment & Supplies	19.3%
Biotechnology	13.9%
Life Sciences Tools & Services	8.8%
All Others*	11.8%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BIOTECHNOLOGY - 12.7%
Biotechnology - 12.7%
Abraxis BioScience, Inc. (a)	3,234	$ 205,230
Alexion Pharmaceuticals, Inc. (a)	2,300	166,750
Alnylam Pharmaceuticals, Inc. (a)	9,200	245,916
Amgen, Inc. (a)	12,533	591,056
Biogen Idec, Inc. (a)	11,897	664,923
BioMarin Pharmaceutical, Inc. (a)	10,400	301,392
Cephalon, Inc. (a)	790	52,685
Cepheid, Inc. (a)	4,800	134,976
Cougar Biotechnology, Inc. (a)	1,506	35,888
CSL Ltd.	18,992	650,046
CytRx Corp.	16,700	10,855
Genentech, Inc. (a)	20,014	1,519,063
Genzyme Corp. (a)	11,600	835,432
Gilead Sciences, Inc. (a)	21,600	1,143,720
GTx, Inc. (a)(d)	19,300	276,955
Idera Pharmaceuticals, Inc. (a)(d)	1,100	16,071
ImClone Systems, Inc. (a)	2,530	102,364
Molecular Insight Pharmaceuticals, Inc. (a)	5,000	27,550
Myriad Genetics, Inc. (a)	4,800	218,496
Omrix Biopharmaceuticals, Inc. (a)	4,400	69,256
ONYX Pharmaceuticals, Inc. (a)(d)	10,005	356,178
Orchid Cellmark, Inc. (a)	5,483	14,256
PDL BioPharma, Inc.	19,000	201,780
RXi Pharmaceuticals Corp.	972	7,776
Theravance, Inc. (a)(d)	23,324	276,856
United Therapeutics Corp. (a)	1,200	117,300
Zymogenetics, Inc. (a)	2,100	17,682
		8,260,452
CHEMICALS - 2.0%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	3,591	302,721
Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc.	1,000	107,863
Monsanto Co.	700	88,508
Syngenta AG sponsored ADR	4,100	265,270
The Mosaic Co. (a)	2,570	371,879
		833,520
Specialty Chemicals - 0.2%
Jubilant Organosys Ltd.	4,351	31,941
Sigma Aldrich Corp.	2,300	123,878
		155,819
TOTAL CHEMICALS		1,292,060
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Carriage Services, Inc. Class A (a)	59,089	389,987
Hillenbrand, Inc.	2,200	47,080

	Shares	Value
Stewart Enterprises, Inc. Class A	15,500	$ 111,600
StoneMor Partners LP	1,100	18,832
		567,499
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
Mettler-Toledo International, Inc. (a)	5,746	545,066
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	1,500	8,974
China Nepstar Chain Drugstore Ltd. ADR	2,100	18,186
CVS Caremark Corp.	10,142	401,319
		428,479
FOOD PRODUCTS - 2.3%
Agricultural Products - 1.4%
Archer Daniels Midland Co.	12,749	430,279
Bunge Ltd. (d)	4,800	516,912
		947,191
Packaged Foods & Meats - 0.9%
Nestle SA:
(Reg.)	9,220	415,537
sponsored ADR	1,400	158,340
		573,877
TOTAL FOOD PRODUCTS		1,521,068
HEALTH CARE EQUIPMENT & SUPPLIES - 24.6%
Health Care Equipment - 21.2%
American Medical Systems Holdings, Inc. (a)(d)	20,400	304,980
ArthroCare Corp. (a)	6,713	273,958
Baxter International, Inc.	38,520	2,462,969
Beckman Coulter, Inc.	1,300	87,789
Becton, Dickinson & Co.	11,887	966,413
Boston Scientific Corp. (a)	70,985	872,406
C.R. Bard, Inc.	7,422	652,765
China Medical Technologies, Inc. sponsored ADR (d)	1,600	79,040
Covidien Ltd.	44,301	2,121,575
Electro-Optical Sciences, Inc. (a)	15,158	116,110
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	32,511
warrants 8/2/12 (a)(f)	1,900	8,263
Gen-Probe, Inc. (a)	4,400	208,912
Golden Meditech Co. Ltd.	548,000	184,840
Hill-Rom Holdings, Inc.	2,200	59,356
Hologic, Inc. (a)	1,500	32,700
I-Flow Corp. (a)	5,437	55,186
IDEXX Laboratories, Inc. (a)	2,800	136,472
Integra LifeSciences Holdings Corp. (a)	8,700	386,976
Kinetic Concepts, Inc. (a)	2,200	87,802
Masimo Corp.	5,100	175,185
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Medtronic, Inc.	23,698	$ 1,226,372
Mentor Corp.	1,300	36,166
Meridian Bioscience, Inc.	2,000	53,840
Mindray Medical International Ltd. sponsored ADR	5,229	195,146
Mingyuan Medicare Development Co. Ltd.	490,000	67,870
Natus Medical, Inc. (a)	100	2,094
NuVasive, Inc. (a)	100	4,466
Orthofix International NV (a)	1,017	29,442
Quidel Corp. (a)	2,300	37,996
Smith & Nephew PLC	19,200	210,653
Smith & Nephew PLC sponsored ADR	8,500	465,375
St. Jude Medical, Inc. (a)	16,300	666,344
Stryker Corp.	17,500	1,100,400
Syneron Medical Ltd. (a)	22,700	373,188
ThermoGenesis Corp. (a)	14,749	20,649
		13,796,209
Health Care Supplies - 3.4%
Alcon, Inc.	1,509	245,650
Haemonetics Corp. (a)	700	38,822
InfuSystems Holdings, Inc. (a)	52,900	159,758
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	9,800	2,548
Inverness Medical Innovations, Inc. (a)	47,448	1,573,850
RTI Biologics, Inc. (a)	8,700	76,125
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	76,000	109,946
		2,206,699
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,002,908
HEALTH CARE PROVIDERS & SERVICES - 14.8%
Health Care Distributors & Services - 3.7%
Celesio AG	100	3,612
McKesson Corp.	24,900	1,392,159
Profarma Distribuidora de Produtos Farmaceuticos SA	63,100	983,970
		2,379,741
Health Care Facilities - 1.4%
Apollo Hospitals Enterprise Ltd.	11,845	134,881
Community Health Systems, Inc. (a)	1,600	52,768
Emeritus Corp. (a)	11,849	173,232
Health Management Associates, Inc. Class A (a)	35,858	233,436
Sun Healthcare Group, Inc. (a)	14,124	189,120
Universal Health Services, Inc. Class B	2,400	151,728
		935,165

	Shares	Value
Health Care Services - 5.4%
Apria Healthcare Group, Inc. (a)	25,700	$ 498,323
athenahealth, Inc.	100	3,076
CardioNet, Inc.	1,100	29,293
Diagnosticos da America SA	27,400	709,098
Emergency Medical Services Corp. Class A (a)	100	2,263
Express Scripts, Inc. (a)	14,600	915,712
Genoptix, Inc.	2,100	66,255
Health Grades, Inc. (a)	41,466	186,182
Laboratory Corp. of America Holdings (a)	1,700	118,371
Medco Health Solutions, Inc. (a)	12,385	584,572
Nighthawk Radiology Holdings, Inc. (a)(d)	52,364	370,737
Rural/Metro Corp. (a)	28,320	57,206
Virtual Radiologic Corp.	500	6,625
		3,547,713
Managed Health Care - 4.3%
Aetna, Inc.	1,500	60,795
Coventry Health Care, Inc. (a)	2,200	66,924
Health Net, Inc. (a)	1,200	28,872
Humana, Inc. (a)	11,736	466,741
Medial Saude SA	6,300	73,327
UnitedHealth Group, Inc.	36,965	970,331
Universal American Financial Corp. (a)	40,063	409,444
Wellcare Health Plans, Inc. (a)	2,300	83,145
WellPoint, Inc. (a)	12,800	610,048
		2,769,627
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,632,246
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Eclipsys Corp. (a)	12,500	229,500
HLTH Corp. (a)	21,650	245,078
Phase Forward, Inc. (a)	2,000	35,940
		510,518
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)	2,922	81,524
LIFE SCIENCES TOOLS & SERVICES - 11.3%
Life Sciences Tools & Services - 11.3%
AMAG Pharmaceuticals, Inc.	2,151	73,349
Applera Corp. - Applied Biosystems Group	19,095	639,301
Bio-Rad Laboratories, Inc. Class A (a)	700	56,623
Bruker BioSciences Corp. (a)	7,032	90,361
Charles River Laboratories International, Inc. (a)	2,500	159,800
Covance, Inc. (a)	1,568	134,879
Dishman Pharmaceuticals and Chemicals Ltd.	17,027	117,757
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Exelixis, Inc. (a)	8,863	$ 44,315
Harvard Bioscience, Inc. (a)	5,140	23,901
Illumina, Inc. (a)(d)	5,704	496,875
Invitrogen Corp. (a)	8,400	329,784
Lonza Group AG	7,533	1,041,148
PAREXEL International Corp. (a)	3,100	81,561
PerkinElmer, Inc.	15,931	443,678
Pharmaceutical Product Development, Inc.	4,200	180,180
QIAGEN NV (a)	22,000	442,860
Techne Corp. (a)	1,700	131,563
Thermo Fisher Scientific, Inc. (a)	43,275	2,411,716
Waters Corp. (a)	5,912	381,324
Wuxi Pharmatech Cayman, Inc. sponsored ADR (d)	5,369	108,991
		7,389,966
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	6,932	275,062
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	2,250	27,000
PHARMACEUTICALS - 26.5%
Pharmaceuticals - 26.5%
Abbott Laboratories	65,983	3,495,120
Alembic Ltd.	2,456	2,589
Allergan, Inc. (d)	31,921	1,661,488
Bristol-Myers Squibb Co.	23,400	480,402
China Shineway Pharmaceutical Group Ltd.	133,000	99,103
Eczacibasi ILAC Sanayi TAS	10,000	31,366
Elan Corp. PLC sponsored ADR (a)	2,500	88,875
Merck & Co., Inc.	110,726	4,173,261
Mylan, Inc. (d)	3,300	39,831
Nexmed, Inc. (a)	55,351	71,956
Novo Nordisk AS Series B sponsored ADR	6,200	409,200
Pfizer, Inc.	90,000	1,572,300
Piramal Healthcare Ltd.	6,510	46,251
Schering-Plough Corp.	2,600	51,194
Shire PLC sponsored ADR	13,477	662,125
Simcere Pharmaceutical Group sponsored ADR (a)	3,050	38,430
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,700	948,060
ULURU, Inc. (a)	2,866	2,436

	Shares	Value
Wyeth	67,897	$ 3,256,340
XenoPort, Inc. (a)	2,300	89,769
		17,220,096
TOTAL COMMON STOCKS (Cost $62,469,347)		63,753,944
Nonconvertible Bonds - 0.3%
Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
DASA Finance Corp. 8.75% 5/29/18 (e) (Cost $222,809)	$ 220,000	218,350
Money Market Funds - 5.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c) (Cost $3,678,475)	3,678,475	3,678,475
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $66,370,631)		$ 67,650,769
NET OTHER ASSETS - (3.9)%		(2,559,704)
NET ASSETS - 100%		$ 65,091,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $218,350 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,774 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.: warrants 11/2/11	11/1/06	$ 1
warrants 8/2/12	8/1/07	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,297
Fidelity Securities Lending Cash Central Fund	17,671
Total	$ 54,968
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 67,650,769	$ 65,720,695	$ 1,930,074	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
Bermuda	4.2%
Switzerland	3.3%
Brazil	2.7%
Israel	2.1%
United Kingdom	2.0%
Cayman Islands	1.2%
Australia	1.0%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,592,704) - See accompanying schedule: Unaffiliated issuers (cost $62,692,156)	$ 63,972,294
Fidelity Central Funds (cost $3,678,475)	3,678,475
Total Investments (cost $66,370,631)		$ 67,650,769
Foreign currency held at value (cost $99,241)		99,001
Receivable for investments sold		2,730,040
Receivable for fund shares sold		51,155
Dividends receivable		70,649
Interest receivable		1,674
Distributions receivable from Fidelity Central Funds		3,057
Prepaid expenses		114
Other receivables		6,607
Total assets		70,613,066

Liabilities
Payable to custodian bank	$ 507,936
Payable for investments purchased	1,204,892
Payable for fund shares redeemed	60,718
Accrued management fee	30,983
Other affiliated payables	7,419
Other payables and accrued expenses	31,578
Collateral on securities loaned, at value	3,678,475
Total liabilities		5,522,001

Net Assets		$ 65,091,065
Net Assets consist of:
Paid in capital		$ 65,078,159
Undistributed net investment income		86,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,353,844)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,280,517
Net Assets		$ 65,091,065

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($43,076,632 ÷ 4,137,898 shares)	$ 10.41

Investor Class: Net Asset Value, offering price and redemption price per share ($22,014,433 ÷ 2,122,919 shares)	$ 10.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 366,999
Interest		3,656
Income from Fidelity Central Funds		54,968
Total income		425,623

Expenses
Management fee	$ 208,202
Transfer agent fees	39,559
Accounting and security lending fees	14,952
Custodian fees and expenses	19,169
Independent trustees' compensation	164
Audit	26,405
Legal	121
Miscellaneous	6,831
Total expenses before reductions	315,403
Expense reductions	(2,047)	313,356
Net investment income (loss)		112,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(3,948))	(1,052,341)
Foreign currency transactions	(5,330)
Total net realized gain (loss)		(1,057,671)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7,162)	(11,504,122)
Assets and liabilities in foreign currencies	(563)
Total change in net unrealized appreciation (depreciation)		(11,504,685)
Net gain (loss)		(12,562,356)
Net increase (decrease) in net assets resulting from operations		$ (12,450,089)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,267	$ 165,425
Net realized gain (loss)	(1,057,671)	9,181,105
Change in net unrealized appreciation (depreciation)	(11,504,685)	(1,590,467)
Net increase (decrease) in net assets resulting from operations	(12,450,089)	7,756,063
Distributions to shareholders from net investment income	(67,738)	(399,085)
Distributions to shareholders from net realized gain	(9,280,105)	(5,172,213)
Total distributions	(9,347,843)	(5,571,298)
Share transactions - net increase (decrease)	4,252,247	(5,226,497)
Redemption fees	13,373	18,137
Total increase (decrease) in net assets	(17,532,312)	(3,023,595)

Net Assets
Beginning of period	82,623,377	85,646,972
End of period (including undistributed net investment income of $86,233 and undistributed net investment income of $41,704, respectively)	$ 65,091,065	$ 82,623,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.17	$ 12.39	$ 10.61	$ 9.77	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.02	.03	.04	.01	.03	.03
Net realized and unrealized gain (loss)	(1.80)	1.25	.75	1.80	.84	1.33
Total from investment operations	(1.78)	1.28	.79	1.81	.87	1.36
Distributions from net investment income	(.01)	(.07)	(.01)	(.03)	(.04)	-
Distributions from net realized gain	(1.37)	(.81)	-	-	-	-
Total distributions	(1.38)	(.88)	(.01)	(.03)	(.04)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 10.41	$ 13.57	$ 13.17	$ 12.39	$ 10.61	$ 9.77
Total Return B, C, D	(13.83)%	10.21%	6.34%	17.05%	8.97%	16.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.77%	.75%	.77%	.89%
Expenses net of fee waivers, if any	.81% A	.81%	.77%	.75%	.77%	.89%
Expenses net of all reductions	.81% A	.80%	.76%	.70%	.76%	.85%
Net investment income (loss)	.33% A	.23%	.33%	.06%	.26%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,077	$ 55,676	$ 69,418	$ 118,928	$ 65,718	$ 52,603
Portfolio turnover rate G	159% A	128%	106%	122%	56%	124%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.14	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.01	.01	.03	(.01)
Net realized and unrealized gain (loss)	(1.79)	1.24	.75	.74
Total from investment operations	(1.78)	1.25	.78	.73
Distributions from net investment income	(.01)	(.05)	(.01)	-
Distributions from net realized gain	(1.37)	(.81)	-	-
Total distributions	(1.38)	(.86)	(.01)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 10.37	$ 13.53	$ 13.14	$ 12.37
Total Return B, C, D	(13.88)%	10.01%	6.30%	6.27%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.93%	.90%	.93% A
Expenses net of fee waivers, if any	.91% A	.93%	.90%	.93% A
Expenses net of all reductions	.90% A	.92%	.89%	.89% A
Net investment income (loss)	.24% A	.11%	.20%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,014	$ 26,948	$ 16,229	$ 7,360
Portfolio turnover rate G	159% A	128%	106%	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, foreign currency transactions, and losses due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,755,982
Unrealized depreciation	(5,850,178)
Net unrealized appreciation (depreciation)	$ 905,804
Cost for federal income tax purposes	$ 66,744,965

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,543,562 and $59,442,930, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 18,140
Investor Class	21,419
$ 39,559

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,862 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,671.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,047 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $13,222, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 43,525	$ 326,177
Investor Class	24,213	72,908
Total	$ 67,738	$ 399,085
From net realized gain
Initial Class	$ 5,962,891	$ 4,069,153
Investor Class	3,317,214	1,103,060
Total	$ 9,280,105	$ 5,172,213

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	401,534	366,144	$ 5,301,534	$ 4,856,177
Reinvestment of distributions	536,287	346,986	6,006,416	4,395,330
Shares redeemed	(901,656)	(1,880,362)	(9,760,424)	(24,498,174)
Net increase (decrease)	36,165	(1,167,232)	$ 1,547,526	$ (15,246,667)
Investor Class
Shares sold	587,080	1,102,519	$ 7,480,932	$ 14,551,900
Reinvestment of distributions	299,411	93,172	3,341,427	1,175,968
Shares redeemed	(754,818)	(439,794)	(8,117,638)	(5,707,698)
Net increase (decrease)	131,673	755,897	$ 2,704,721	$ 10,020,170

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0808
1.817376.103

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 902.60	$ 3.55
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Investor Class
Actual	$ 1,000.00	$ 902.30	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.75%
Investor Class	.84%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.0	9.0
United Technologies Corp.	5.2	5.6
Honeywell International, Inc.	4.4	4.9
United Parcel Service, Inc. Class B	4.3	0.0
Caterpillar, Inc.	3.8	0.0
Norfolk Southern Corp.	3.6	0.0
Lockheed Martin Corp.	3.5	3.1
Danaher Corp.	3.3	2.8
Union Pacific Corp.	3.2	1.0
Cummins, Inc.	3.0	1.8
	40.3
Top Industries (% of fund's net assets)
As of June 30, 2008
Machinery	22.9%
Aerospace & Defense	15.0%
Electrical Equipment	11.8%
Industrial Conglomerates	10.7%
Road & Rail	10.5%
All Others*	29.1%

As of December 31, 2007
Machinery	22.2%
Aerospace & Defense	17.5%
Industrial Conglomerates	13.0%
Electrical Equipment	10.1%
Commercial Services & Supplies	9.7%
All Others*	27.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
AEROSPACE & DEFENSE - 15.0%
Aerospace & Defense - 15.0%
Honeywell International, Inc.	63,300	$ 3,182,724
Lockheed Martin Corp.	26,200	2,584,892
Raytheon Co.	25,125	1,414,035
United Technologies Corp.	61,899	3,819,168
		11,000,819
AIR FREIGHT & LOGISTICS - 6.2%
Air Freight & Logistics - 6.2%
FedEx Corp.	12,600	992,754
Hub Group, Inc. Class A (a)	8,400	286,692
United Parcel Service, Inc. Class B (d)	51,300	3,153,411
UTI Worldwide, Inc.	5,600	111,720
		4,544,577
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Johnson Controls, Inc.	56,900	1,631,892
WABCO Holdings, Inc.	10,541	489,735
		2,121,627
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	25,500	415,141
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Lennox International, Inc.	5,600	162,176
Masco Corp.	61,220	962,991
Owens Corning (a)	19,500	443,625
		1,568,792
CHEMICALS - 2.4%
Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	2,800	427,840
Specialty Chemicals - 1.8%
Albemarle Corp.	17,350	692,439
Nalco Holding Co.	15,800	334,170
W.R. Grace & Co. (a)	14,300	335,907
		1,362,516
TOTAL CHEMICALS		1,790,356
COMMERCIAL SERVICES & SUPPLIES - 7.3%
Diversified Commercial & Professional Services - 2.9%
Corrections Corp. of America (a)	18,100	497,207
Equifax, Inc.	17,300	581,626
The Brink's Co.	15,925	1,041,814
		2,120,647
Environmental & Facility Services - 3.9%
Allied Waste Industries, Inc. (a)	96,500	1,217,830

	Shares	Value
Fuel Tech, Inc. (a)(d)	19,728	$ 347,607
Waste Management, Inc.	34,700	1,308,537
		2,873,974
Office Services & Supplies - 0.5%
Avery Dennison Corp.	8,800	386,584
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,381,205
CONSTRUCTION & ENGINEERING - 1.9%
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	14,000	557,480
Shaw Group, Inc. (a)	13,300	821,807
		1,379,287
ELECTRICAL EQUIPMENT - 11.8%
Electrical Components & Equipment - 7.6%
AMETEK, Inc.	15,950	753,159
Cooper Industries Ltd. Class A	27,200	1,074,400
Emerson Electric Co. (d)	26,600	1,315,370
First Solar, Inc. (a)	3,400	927,588
Nexans SA	3,000	367,671
Saft Groupe SA	8,377	364,445
Sunpower Corp. Class A (a)(d)	7,300	525,454
Zumtobel AG	12,600	286,168
		5,614,255
Heavy Electrical Equipment - 4.2%
ABB Ltd. sponsored ADR	13,000	368,160
Alstom SA	3,100	710,847
China High Speed Transmission Equipment Group Co. Ltd.	220,000	451,441
Suzlon Energy Ltd.	81,011	407,508
Tognum AG	600	16,151
Vestas Wind Systems AS (a)	8,500	1,106,674
		3,060,781
TOTAL ELECTRICAL EQUIPMENT		8,675,036
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Electronic Equipment & Instruments - 1.4%
Itron, Inc. (a)	10,300	1,013,005
INDUSTRIAL CONGLOMERATES - 10.7%
Industrial Conglomerates - 10.7%
General Electric Co.	164,719	4,396,353
Siemens AG sponsored ADR	16,100	1,773,093
Tyco International Ltd.	41,481	1,660,899
		7,830,345
MACHINERY - 22.9%
Construction & Farm Machinery & Heavy Trucks - 7.8%
Caterpillar, Inc.	37,900	2,797,778
Cummins, Inc.	33,300	2,181,816
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Navistar International Corp. (a)	7,400	$ 487,068
Oshkosh Co.	11,700	242,073
		5,708,735
Industrial Machinery - 15.1%
Colfax Corp.	16,103	404,024
Danaher Corp.	31,200	2,411,760
Eaton Corp.	11,218	953,193
Flowserve Corp.	5,200	710,840
Illinois Tool Works, Inc.	27,300	1,297,023
Ingersoll-Rand Co. Ltd. Class A	29,500	1,104,185
Invensys PLC (a)	58,200	300,719
ITT Corp.	11,400	721,962
Pall Corp.	16,000	634,880
SPX Corp.	5,302	698,432
Sulzer AG (Reg.)	10,069	1,272,229
Valmont Industries, Inc.	5,300	552,737
		11,061,984
TOTAL MACHINERY		16,770,719
MARINE - 0.3%
Marine - 0.3%
Safe Bulkers, Inc.	10,600	199,704
METALS & MINING - 0.6%
Gold - 0.6%
Agnico-Eagle Mines Ltd.	5,600	420,213
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Peabody Energy Corp.	5,600	493,080
ROAD & RAIL - 10.5%
Railroads - 6.8%
Norfolk Southern Corp.	41,990	2,631,513
Union Pacific Corp.	30,800	2,325,400
		4,956,913
Trucking - 3.7%
Con-way, Inc.	17,400	822,324
Knight Transportation, Inc.	22,400	409,920
Landstar System, Inc.	9,156	505,594

	Shares	Value
Old Dominion Freight Lines, Inc. (a)	24,766	$ 743,475
YRC Worldwide, Inc. (a)	14,300	212,641
		2,693,954
TOTAL ROAD & RAIL		7,650,867
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	41,247	495,376
TOTAL COMMON STOCKS (Cost $72,186,834)		71,750,149
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $15,608)	$ 540,000	6,750
Money Market Funds - 10.5%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	2,324,827	2,324,827
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	5,326,360	5,326,360
TOTAL MONEY MARKET FUNDS (Cost $7,651,187)		7,651,187
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $79,853,629)	79,408,086
NET OTHER ASSETS - (8.5)%	(6,216,693)
NET ASSETS - 100%	$ 73,191,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,316
Fidelity Securities Lending Cash Central Fund	47,559
Total	$ 77,875
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 79,408,086	$ 74,561,291	$ 4,846,795	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.2%
Bermuda	5.3%
Germany	2.4%
Switzerland	2.2%
France	2.0%
Denmark	1.5%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,270,684) - See accompanying schedule: Unaffiliated issuers (cost $72,202,442)	$ 71,756,899
Fidelity Central Funds (cost $7,651,187)	7,651,187
Total Investments (cost $79,853,629)		$ 79,408,086
Cash		476
Receivable for investments sold		1,576,691
Receivable for fund shares sold		1,420
Dividends receivable		114,475
Distributions receivable from Fidelity Central Funds		14,048
Prepaid expenses		107
Other receivables		696
Total assets		81,115,999

Liabilities
Payable for investments purchased	$ 2,167,967
Payable for fund shares redeemed	359,068
Accrued management fee	36,256
Other affiliated payables	9,119
Other payables and accrued expenses	25,836
Collateral on securities loaned, at value	5,326,360
Total liabilities		7,924,606

Net Assets		$ 73,191,393
Net Assets consist of:
Paid in capital		$ 73,774,746
Undistributed net investment income		361,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(498,461)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(446,634)
Net Assets		$ 73,191,393

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($42,418,807 ÷ 3,321,926 shares)	$ 12.77

Investor Class: Net Asset Value, offering price and redemption price per share ($30,772,586 ÷ 2,419,619 shares)	$ 12.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 569,227
Interest		786
Income from Fidelity Central Funds (including $47,559 from security lending)		77,875
Total income		647,888

Expenses
Management fee	$ 203,214
Transfer agent fees	39,475
Accounting and security lending fees	14,518
Custodian fees and expenses	5,512
Independent trustees' compensation	155
Audit	17,446
Legal	97
Miscellaneous	6,563
Total expenses before reductions	286,980
Expense reductions	(834)	286,146
Net investment income (loss)		361,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(356,943)
Foreign currency transactions	(102)
Total net realized gain (loss)		(357,045)
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,955,360)
Assets and liabilities in foreign currencies	(907)
Total change in net unrealized appreciation (depreciation)		(7,956,267)
Net gain (loss)		(8,313,312)
Net increase (decrease) in net assets resulting from operations		$ (7,951,570)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 361,742	$ 403,759
Net realized gain (loss)	(357,045)	9,944,805
Change in net unrealized appreciation (depreciation)	(7,956,267)	(99,969)
Net increase (decrease) in net assets resulting from operations	(7,951,570)	10,248,595
Distributions to shareholders from net investment income	-	(396,466)
Distributions to shareholders from net realized gain	(1,349,574)	(8,842,045)
Total distributions	(1,349,574)	(9,238,511)
Share transactions - net increase (decrease)	5,830,864	11,529,518
Redemption fees	12,357	20,061
Total increase (decrease) in net assets	(3,457,923)	12,559,663

Net Assets
Beginning of period	76,649,316	64,089,653
End of period (including undistributed net investment income of $361,742 and $0, respectively)	$ 73,191,393	$ 76,649,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.90	$ 14.20	$ 13.81	$ 11.16	$ 8.08
Income from Investment Operations
Net investment income (loss) E	.07	.10	.14	.08	.08 J	.03
Net realized and unrealized gain (loss)	(1.47)	2.43	2.02	1.70	2.59	3.06
Total from investment operations	(1.40)	2.53	2.16	1.78	2.67	3.09
Distributions from net investment income	-	(.09)	(.15)	(.10)	(.04)	(.02)
Distributions from net realized gain	(.26)	(1.91)	(2.33)	(1.30)	-	-
Total distributions	(.26)	(2.00)	(2.47) K	(1.40)	(.04)	(.02)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 12.77	$ 14.43	$ 13.90	$ 14.20	$ 13.81	$ 11.16
Total Return B, C, D	(9.74)%	18.21%	15.71%	12.88%	24.10%	38.37%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.78%	.79%	.81%	.95%	1.85%
Expenses net of fee waivers, if any	.75% A	.78%	.79%	.81%	.95%	1.50%
Expenses net of all reductions	.75% A	.78%	.78%	.76%	.90%	1.47%
Net investment income (loss)	1.02% A	.64%	.95%	.53%	.63% J	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,419	$ 50,586	$ 51,332	$ 50,332	$ 62,299	$ 19,618
Portfolio turnover rate G	108% A	122%	137%	160%	121%	117%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Total distributions of $2.47 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $2.325 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 13.86	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E	.06	.08	.12	.02
Net realized and unrealized gain (loss)	(1.46)	2.43	2.00	.96
Total from investment operations	(1.40)	2.51	2.12	.98
Distributions from net investment income	-	(.08)	(.14)	(.09)
Distributions from net realized gain	(.26)	(1.91)	(2.33)	(1.25)
Total distributions	(.26)	(1.99)	(2.46) K	(1.34)
Redemption fees added to paid in capital E	- J	- J	.01	- J
Net asset value, end of period	$ 12.72	$ 14.38	$ 13.86	$ 14.19
Total Return B, C, D	(9.77)%	18.12%	15.43%	6.65%
Ratios to Average Net Assets E, F, I
Expenses before reductions	.84% A	.90%	.92%	1.08% A
Expenses net of fee waivers, if any	.84% A	.90%	.92%	1.08% A
Expenses net of all reductions	.84% A	.90%	.92%	1.03% A
Net investment income (loss)	.93% A	.52%	.81%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,773	$ 26,063	$ 12,758	$ 1,936
Portfolio turnover rate G	108% A	122%	137%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,614,552
Unrealized depreciation	(7,455,724)
Net unrealized appreciation (depreciation)	$ (841,172)
Cost for federal income tax purposes	$ 80,249,258

Trading (Redemption) Fees. Initial Class shares and Investors Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,479,918 and $38,509,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 17,060
Investor Class	22,415
$ 39,475

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $689 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $834 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $5,236, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 272,670
Investor Class	-	123,796
Total	$ -	$ 396,466
From net realized gain
Initial Class	$ 885,620	$ 5,872,517
Investor Class	463,954	2,969,528
Total	$ 1,349,574	$ 8,842,045

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	568,071	515,158	$ 7,762,390	$ 8,136,966
Reinvestment of distributions	67,916	425,160	885,620	6,145,187
Shares redeemed	(820,803)	(1,127,712)	(11,138,712)	(16,771,318)
Net increase (decrease)	(184,816)	(187,394)	$ (2,490,702)	$ (2,489,165)
Investor Class
Shares sold	904,695	981,693	$ 12,309,180	$ 15,432,146
Reinvestment of distributions	35,716	214,711	463,954	3,093,324
Shares redeemed	(333,795)	(303,783)	(4,451,568)	(4,506,787)
Net increase (decrease)	606,616	892,621	$ 8,321,566	$ 14,018,683

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0808
1.817364.103

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 899.20	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52
Service Class
Actual	$ 1,000.00	$ 899.10	$ 5.67
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2
Actual	$ 1,000.00	$ 898.30	$ 6.37
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R
Actual	$ 1,000.00	$ 899.20	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52
Service Class R
Actual	$ 1,000.00	$ 899.10	$ 5.67
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2R
Actual	$ 1,000.00	$ 898.30	$ 6.37
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R
Actual	$ 1,000.00	$ 899.00	$ 5.43
Hypothetical A	$ 1,000.00	$ 1,019.14	$ 5.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.15%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
United Kingdom	13.8%
Japan	12.2%
Canada	11.7%
Germany	10.2%
France	5.8%
Italy	4.6%
United States of America	4.5%
Switzerland	3.8%
India	3.0%
Other	30.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2007
Japan	18.0%
United Kingdom	12.3%
Germany	11.0%
United States of America	8.1%
Switzerland	7.5%
Canada	6.5%
France	4.0%
Spain	3.2%
Cayman Islands	2.6%
Other	26.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	94.4
Short-Term Investments and Net Other Assets	2.7	5.6
Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.7	0.9
Mercator Minerals Ltd. (Canada, Metals & Mining)	2.6	0.0
Nestle SA (Reg.) (Switzerland, Food Products)	2.4	0.0
Allianz AG (Reg.) (Germany, Insurance)	2.0	1.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.6
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	1.0
AXA SA (France, Insurance)	1.7	0.7
UniCredit SpA (Italy, Commercial Banks)	1.6	0.0
E.ON AG (Germany, Electric Utilities)	1.6	3.3
Potash Corp. of Saskatchewan, Inc. (Canada, Chemicals)	1.6	0.0
	19.9
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	24.9
Industrials	13.9	8.0
Energy	12.6	8.6
Materials	12.4	11.4
Consumer Discretionary	9.5	7.5
Consumer Staples	8.9	7.1
Utilities	6.5	5.5
Information Technology	6.3	6.1
Telecommunication Services	5.8	6.7
Health Care	3.1	8.6

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.8%
CSL Ltd.	11,991	$ 410,420
Wesfarmers Ltd.	17,721	633,727
Woolworths Ltd.	18,764	439,855
TOTAL AUSTRALIA		1,484,002
Bermuda - 1.5%
Aquarius Platinum Ltd. (United Kingdom)	27,600	439,793
Seadrill Ltd.	12,300	375,412
TOTAL BERMUDA		815,205
Brazil - 2.7%
Iguatemi Empresa de Shopping Centers SA	20,000	265,594
MRV Engenharia e Participacoes SA	23,000	512,163
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,000	634,650
TOTAL BRAZIL		1,412,407
Canada - 11.7%
Absolute Software Corp. (a)	69,800	718,303
Agnico-Eagle Mines Ltd.	6,800	510,259
Bombardier, Inc. Class B (sub. vtg.)	54,400	395,452
Consolidated Thompson Iron Mines Ltd. (a)	65,000	570,069
EnCana Corp.	7,700	705,226
Mercator Minerals Ltd. (a)	113,500	1,355,074
Niko Resources Ltd.	3,300	316,419
Petrobank Energy & Resources Ltd. (a)	5,500	287,046
Potash Corp. of Saskatchewan, Inc.	3,700	845,709
Silver Wheaton Corp. (a)	32,800	482,661
TOTAL CANADA		6,186,218
Cayman Islands - 1.6%
Chaoda Modern Agriculture (Holdings) Ltd.	396,000	499,745
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	8,600	322,156
TOTAL CAYMAN ISLANDS		821,901
China - 1.1%
BYD Co. Ltd. (H Shares)	204,000	261,631
Focus Media Holding Ltd. ADR (a)(d)	12,000	332,640
TOTAL CHINA		594,271
Cyprus - 0.6%
AFI Development PLC GDR (Reg. S)	40,800	314,976
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	7,000	621,053
Denmark - 0.6%
Vestas Wind Systems AS (a)	2,600	338,512

	Shares	Value
Finland - 1.8%
Nokian Tyres Ltd.	9,800	$ 464,833
Outotec Oyj	7,300	462,345
TOTAL FINLAND		927,178
France - 5.8%
AXA SA	29,600	872,188
BNP Paribas SA	9,100	819,153
Bouygues SA	8,200	541,009
Saft Groupe SA	7,200	313,239
Vivendi	14,456	545,082
TOTAL FRANCE		3,090,671
Germany - 10.2%
Allianz AG (Reg.)	6,100	1,073,008
Deutsche Postbank AG	5,200	457,152
E.ON AG	4,200	846,484
Linde AG	2,500	351,150
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,000	701,574
Q-Cells AG (a)(d)	3,100	314,033
RWE AG	5,800	732,283
Vossloh AG	2,200	286,386
Wirecard AG	49,390	633,083
TOTAL GERMANY		5,395,153
Greece - 1.2%
Public Power Corp. of Greece	17,700	613,923
Hong Kong - 2.1%
China Mobile (Hong Kong) Ltd.	46,000	617,451
CNOOC Ltd.	298,000	517,302
TOTAL HONG KONG		1,134,753
India - 3.0%
LANCO Infratech Ltd. (a)	53,030	349,889
Reliance Industries Ltd. sponsored GDR (e)	5,977	588,137
Rural Electrification Corp. Ltd.	3,032	5,911
Satyam Computer Services Ltd. sponsored ADR	25,700	630,164
TOTAL INDIA		1,574,101
Indonesia - 1.0%
PT Bumi Resources Tbk	583,500	518,609
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,000	549,600
Italy - 4.6%
Buzzi Unicem SpA	11,600	288,969
Fiat SpA	28,800	468,865
Finmeccanica SpA	17,300	452,108
Common Stocks - continued
	Shares	Value
Italy - continued
Prysmian SpA	13,700	$ 345,862
UniCredit SpA	141,900	863,266
TOTAL ITALY		2,419,070
Japan - 12.2%
Canon, Inc. sponsored ADR	9,600	491,616
DeNA Co. Ltd. (d)	72	424,547
East Japan Railway Co.	71	578,486
Hisamitsu Pharmaceutical Co., Inc.	7,500	326,379
KK daVinci Advisors (a)	397	271,859
Mitsubishi Corp.	18,500	609,900
Mitsui & Co. Ltd.	25,000	552,206
Nippon Electric Glass Co. Ltd.	21,000	363,368
ORIX Corp.	3,410	487,900
Sankyo Co. Ltd. (Gunma)	6,700	436,716
Sanyo Electric Co. Ltd. (a)	111,000	258,249
Sony Financial Holdings, Inc.	72	289,587
Sumitomo Mitsui Financial Group, Inc.	84	632,186
Tsutsumi Jewelry Co. Ltd.	15,200	303,528
Wacom Co. Ltd. (d)	189	450,403
TOTAL JAPAN		6,476,930
Korea (South) - 0.8%
Korea Gas Corp.	6,007	437,394
Mexico - 0.9%
Desarrolladora Homex Sab de CV (a)	48,300	470,631
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	3,500	298,030
Norway - 1.7%
Renewable Energy Corp. AS (a)	12,900	333,038
Telenor ASA	29,000	544,360
TOTAL NORWAY		877,398
Russia - 2.7%
OAO Gazprom sponsored ADR	25,085	1,454,932
South Africa - 1.9%
African Rainbow Minerals Ltd.	10,100	361,120
Aveng Ltd.	39,500	292,548
Exxaro Resources Ltd.	20,282	374,111
TOTAL SOUTH AFRICA		1,027,779
Spain - 1.8%
Telefonica SA	35,200	931,523
Sweden - 0.8%
Modern Times Group MTG AB (B Shares)	7,600	444,888
Switzerland - 3.8%
Nestle SA (Reg.)	28,110	1,266,892
Zurich Financial Services AG (Reg.)	2,854	727,427
TOTAL SWITZERLAND		1,994,319

	Shares	Value
United Kingdom - 13.8%
BAE Systems PLC	64,200	$ 563,507
BG Group PLC	29,200	758,840
Cairn Energy PLC (a)	7,800	500,608
Clipper Windpower PLC (a)	12,900	136,673
Imperial Tobacco Group PLC	20,300	754,122
Informa PLC	47,600	390,031
Man Group PLC	59,650	736,881
Prudential PLC	54,660	576,544
Reckitt Benckiser Group PLC	10,000	505,084
Sibir Energy PLC	27,700	447,651
Vedanta Resources PLC	7,400	319,577
Vodafone Group PLC sponsored ADR	34,300	1,010,478
Xstrata PLC	7,800	621,356
TOTAL UNITED KINGDOM		7,321,352
United States of America - 1.8%
Baxter International, Inc.	5,500	351,670
Philip Morris International, Inc.	12,400	612,436
TOTAL UNITED STATES OF AMERICA		964,106
TOTAL COMMON STOCKS (Cost $50,870,695)		51,510,885
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 2.38% (b)	957,575	957,575
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	1,499,515	1,499,515
TOTAL MONEY MARKET FUNDS (Cost $2,457,090)		2,457,090
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $53,327,785)	53,967,975
NET OTHER ASSETS - (2.0)%	(1,042,411)
NET ASSETS - 100%	$ 52,925,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $588,137 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,090
Fidelity Securities Lending Cash Central Fund	28,626
Total	$ 43,716
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 53,967,975	$ 28,376,478	$ 25,591,497	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $4,337,018 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,457,930) - See accompanying schedule: Unaffiliated issuers (cost $50,870,695)	$ 51,510,885
Fidelity Central Funds (cost $2,457,090)	2,457,090
Total Investments (cost $53,327,785)		$ 53,967,975
Receivable for investments sold		1,160,520
Receivable for fund shares sold		4,837
Dividends receivable		149,553
Distributions receivable from Fidelity Central Funds		5,358
Prepaid expenses		115
Receivable from investment adviser for expense reductions		5,004
Other receivables		47,773
Total assets		55,341,135

Liabilities
Payable to custodian bank	$ 124,426
Payable for investments purchased	593,073
Payable for fund shares redeemed	81,261
Accrued management fee	32,701
Distribution fees payable	309
Other affiliated payables	7,664
Other payables and accrued expenses	76,622
Collateral on securities loaned, at value	1,499,515
Total liabilities		2,415,571

Net Assets		$ 52,925,564
Net Assets consist of:
Paid in capital		$ 64,732,585
Undistributed net investment income		654,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,102,801)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		641,654
Net Assets		$ 52,925,564

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,076,351 ÷ 105,189 shares)	$ 10.23

Service Class: Net Asset Value, offering price and redemption price per share ($352,561 ÷ 34,494 shares)	$ 10.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($619,694 ÷ 60,687 shares)	$ 10.21

Initial Class R: Net Asset Value, offering price and redemption price per share ($19,795,892 ÷ 1,934,362 shares)	$ 10.23

Service Class R: Net Asset Value, offering price and redemption price per share ($352,560 ÷ 34,494 shares)	$ 10.22

Service Class 2R: Net Asset Value, offering price and redemption price per share ($467,595 ÷ 45,797 shares)	$ 10.21

Investor Class R: Net Asset Value, offering price and redemption price per share ($30,260,911 ÷ 2,966,002 shares)	$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 987,827
Interest		463
Income from Fidelity Central Funds		43,716
		1,032,006
Less foreign taxes withheld		(112,949)
Total income		919,057

Expenses
Management fee	$ 211,415
Transfer agent fees	38,685
Distribution fees	1,753
Accounting and security lending fees	15,717
Custodian fees and expenses	163,728
Independent trustees' compensation	135
Audit	21,637
Legal	130
Miscellaneous	5,439
Total expenses before reductions	458,639
Expense reductions	(195,786)	262,853
Net investment income (loss)		656,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(18,791))	(8,202,246)
Foreign currency transactions	(65,174)
Total net realized gain (loss)		(8,267,420)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,381)	374,905
Assets and liabilities in foreign currencies	17,160
Total change in net unrealized appreciation (depreciation)		392,065
Net gain (loss)		(7,875,355)
Net increase (decrease) in net assets resulting from operations		$ (7,219,151)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 656,204	$ 507,872
Net realized gain (loss)	(8,267,420)	5,112,624
Change in net unrealized appreciation (depreciation)	392,065	(4,352,834)
Net increase (decrease) in net assets resulting from operations	(7,219,151)	1,267,662
Distributions to shareholders from net investment income	-	(488,571)
Distributions to shareholders from net realized gain	(328,342)	(9,900,180)
Total distributions	(328,342)	(10,388,751)
Share transactions - net increase (decrease)	(13,931,977)	38,585,498
Redemption fees	3,745	18,995
Total increase (decrease) in net assets	(21,475,725)	29,483,404

Net Assets
Beginning of period	74,401,289	44,917,885
End of period (including undistributed net investment income of $654,126 and distributions in excess of net investment income of $2,078, respectively)	$ 52,925,564	$ 74,401,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11 H	.11	.06	-K
Net realized and unrealized gain (loss)	(1.27)	.53	1.54	1.21	.24
Total from investment operations	(1.15)	.64	1.65	1.27	.24
Distributions from net investment income	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.88)	(.43) M	(.05) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.23	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	(10.08)%	5.17%	14.49%	12.37%	2.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.20%	1.80%	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	.84% A	1.07%	1.00%	.91%	.92% A
Net investment income (loss)	2.23% A	.82% H	.95%	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076	$ 1,409	$ 1,357	$ 9,367	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10 H	.10	.10	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.16	.24
Total from investment operations	(1.15)	.63	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.87)	(.42) M	(.04) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.22	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	(10.09)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.20%	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.95% A	1.16%	1.10%	1.01%	1.01% A
Net investment income (loss)	2.12% A	.72% H	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08 H	.08	.09	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.15	.24
Total from investment operations	(1.16)	.61	1.61	1.24	.24
Distributions from net investment income	-	(.06)	(.07)	-	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.85)	(.40) M	(.02) L	-
Redemption fees added to paid in capitalE	- K	-K	-K	-K	-
Net asset value, end of period	$ 10.21	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.17)%	4.89%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.73% A	1.41%	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.10% A	1.32%	1.25%	1.16%	1.17% A
Net investment income (loss)	1.97% A	.57% H	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 620	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11 H	.11	.11	- K
Net realized and unrealized gain (loss)	(1.27)	.53	1.54	1.16	.24
Total from investment operations	(1.15)	.64	1.65	1.27	.24
Distributions from net investment income	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.88)	(.43) M	(.05) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.23	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.08)%	5.17%	14.50%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.48% A	1.11%	1.46%	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	.84% A	1.06%	1.00%	.91%	.92% A
Net investment income (loss)	2.23% A	.82% H	.95%	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,796	$ 32,345	$ 17,219	$ 345	$ 307
Portfolio turnover rateG	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10 H	.10	.10	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.16	.24
Total from investment operations	(1.15)	.63	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.87)	(.42) M	(.04) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.22	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.09)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.56% A	1.20%	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.95% A	1.16%	1.10%	1.01%	1.01% A
Net investment income (loss)	2.12% A	.72% H	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08 H	.08	.09	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.15	.24
Total from investment operations	(1.16)	.61	1.61	1.24	.24
Distributions from net investment income	-	(.06)	(.07)	-	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.85)	(.40) M	(.02) L	-
Redemption fees added to paid in capitalE	- K	- K	-K	-K	-
Net asset value, end of period	$ 10.21	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.17)%	4.90%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71% A	1.35%	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.10% A	1.31%	1.25%	1.16%	1.17% A
Net investment income (loss)	1.97% A	.57% H	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 468	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.11	.09 H	.09	.01
Net realized and unrealized gain (loss)	(1.26)	.54	1.53	1.16
Total from investment operations	(1.15)	.63	1.62	1.17
Distributions from net investment income	-	(.08)	(.10)	(.02)
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.01)
Total distributions	(.06)	(1.87)	(.43) M	(.03) L
Redemption fees added to paid in capital E, K	-	-	-	-
Net asset value, end of period	$ 10.20	$ 11.41	$ 12.65	$ 11.46
Total ReturnB, C, D	(10.10)%	5.07%	14.23%	11.39%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.56% A	1.22%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.15%A	1.22%	1.25%	1.25% A
Expenses net of all reductions	.90%A	1.18%	1.15%	1.06% A
Net investment income (loss)	2.18%A	.71% H	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,261	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rate G	402%A	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,504,442
Unrealized depreciation	(3,045,695)
Net unrealized appreciation (depreciation)	$ 458,747
Cost for federal income tax purposes	$ 53,509,228

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $118,309,552 and $129,214,800, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 192
Service Class 2	734
Service Class R	192
Service Class 2R	635
$ 1,753

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,064
Service Class	126
Service Class 2	452
Initial Class R	9,617
Service Class R	126
Service Class 2R	167
Investor Class R	27,133
$ 38,685

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,626.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 2,656
Service Class	1.20%	689
Service Class 2	1.35%	1,097
Initial Class R	1.10%	45,726
Service Class R	1.20%	688
Service Class 2R	1.35%	911
Investor Class R	1.25% - 1.18%*	68,338
		$ 120,105

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to 1.18% for Investor Class R.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $75,681 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 9,981
Service Class	-	2,513
Service Class 2	-	2,465
Initial Class R	-	232,391
Service Class R	-	2,513
Service Class 2R	-	2,506
Investor Class R	-	236,202
Total	$ -	$ 488,571
From net realized gain
Initial Class	$ 6,626	$ 188,994
Service Class	1,993	56,040
Service Class 2	2,646	75,317
Initial Class R	134,858	4,287,821
Service Class R	1,993	56,040
Service Class 2R	2,646	74,517
Investor Class R	177,580	5,161,451
Total	$ 328,342	$ 9,900,180

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	15,659	57,013	$ 163,601	$ 797,148
Reinvestment of distributions	672	17,391	6,626	198,975
Shares redeemed	(34,339)	(58,226)	(348,814)	(765,491)
Net increase (decrease)	(18,008)	16,178	$ (178,587)	$ 230,632
Service Class
Reinvestment of distributions	202	5,121	$ 1,993	$ 58,553
Shares redeemed	(1,945)	-	(19,940)	-
Net increase (decrease)	(1,743)	5,121	$ (17,947)	$ 58,553
Service Class 2
Shares sold	15,797	6,394	$ 165,863	$ 84,142
Reinvestment of distributions	269	6,793	2,646	77,782
Shares redeemed	(3,487)	(6,455)	(35,743)	(88,305)
Net increase (decrease)	12,579	6,732	$ 132,766	$ 73,619
Initial Class R
Shares sold	94,627	1,656,294	$ 1,016,353	$ 22,491,075
Reinvestment of distributions	13,677	396,233	134,858	4,520,212
Shares redeemed	(1,001,297)	(583,136)	(10,487,366)	(7,820,250)
Net increase (decrease)	(892,993)	1,469,391	$ (9,336,155)	$ 19,191,037
Service Class R
Reinvestment of distributions	202	5,121	$ 1,993	$ 58,553
Shares redeemed	(1,945)	-	(19,940)	-
Net increase (decrease)	(1,743)	5,121	$ (17,947)	$ 58,553
Service Class 2R
Reinvestment of distributions	269	6,735	$ 2,646	$ 77,024
Shares redeemed	(2,583)	-	(26,449)	-
Net increase (decrease)	(2,314)	6,735	$ (23,803)	$ 77,024
Investor Class R
Shares sold	88,286	1,585,891	$ 928,818	$ 21,572,358
Reinvestment of distributions	18,065	473,946	177,580	5,397,653
Shares redeemed	(534,187)	(602,827)	(5,596,702)	(8,073,931)
Net increase (decrease)	(427,836)	1,457,010	$ (4,490,304)	$ 18,896,080

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0808
1.818378.103

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 899.20	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52
Service Class
Actual	$ 1,000.00	$ 899.10	$ 5.67
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2
Actual	$ 1,000.00	$ 898.30	$ 6.37
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R
Actual	$ 1,000.00	$ 899.20	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.52
Service Class R
Actual	$ 1,000.00	$ 899.10	$ 5.67
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2R
Actual	$ 1,000.00	$ 898.30	$ 6.37
Hypothetical A	$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R
Actual	$ 1,000.00	$ 899.00	$ 5.43
Hypothetical A	$ 1,000.00	$ 1,019.14	$ 5.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%
Investor Class R	1.15%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2008
United Kingdom	13.8%
Japan	12.2%
Canada	11.7%
Germany	10.2%
France	5.8%
Italy	4.6%
United States of America	4.5%
Switzerland	3.8%
India	3.0%
Other	30.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2007
Japan	18.0%
United Kingdom	12.3%
Germany	11.0%
United States of America	8.1%
Switzerland	7.5%
Canada	6.5%
France	4.0%
Spain	3.2%
Cayman Islands	2.6%
Other	26.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	94.4
Short-Term Investments and Net Other Assets	2.7	5.6
Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.7	0.9
Mercator Minerals Ltd. (Canada, Metals & Mining)	2.6	0.0
Nestle SA (Reg.) (Switzerland, Food Products)	2.4	0.0
Allianz AG (Reg.) (Germany, Insurance)	2.0	1.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.6
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	1.0
AXA SA (France, Insurance)	1.7	0.7
UniCredit SpA (Italy, Commercial Banks)	1.6	0.0
E.ON AG (Germany, Electric Utilities)	1.6	3.3
Potash Corp. of Saskatchewan, Inc. (Canada, Chemicals)	1.6	0.0
	19.9
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	24.9
Industrials	13.9	8.0
Energy	12.6	8.6
Materials	12.4	11.4
Consumer Discretionary	9.5	7.5
Consumer Staples	8.9	7.1
Utilities	6.5	5.5
Information Technology	6.3	6.1
Telecommunication Services	5.8	6.7
Health Care	3.1	8.6

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.8%
CSL Ltd.	11,991	$ 410,420
Wesfarmers Ltd.	17,721	633,727
Woolworths Ltd.	18,764	439,855
TOTAL AUSTRALIA		1,484,002
Bermuda - 1.5%
Aquarius Platinum Ltd. (United Kingdom)	27,600	439,793
Seadrill Ltd.	12,300	375,412
TOTAL BERMUDA		815,205
Brazil - 2.7%
Iguatemi Empresa de Shopping Centers SA	20,000	265,594
MRV Engenharia e Participacoes SA	23,000	512,163
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,000	634,650
TOTAL BRAZIL		1,412,407
Canada - 11.7%
Absolute Software Corp. (a)	69,800	718,303
Agnico-Eagle Mines Ltd.	6,800	510,259
Bombardier, Inc. Class B (sub. vtg.)	54,400	395,452
Consolidated Thompson Iron Mines Ltd. (a)	65,000	570,069
EnCana Corp.	7,700	705,226
Mercator Minerals Ltd. (a)	113,500	1,355,074
Niko Resources Ltd.	3,300	316,419
Petrobank Energy & Resources Ltd. (a)	5,500	287,046
Potash Corp. of Saskatchewan, Inc.	3,700	845,709
Silver Wheaton Corp. (a)	32,800	482,661
TOTAL CANADA		6,186,218
Cayman Islands - 1.6%
Chaoda Modern Agriculture (Holdings) Ltd.	396,000	499,745
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	8,600	322,156
TOTAL CAYMAN ISLANDS		821,901
China - 1.1%
BYD Co. Ltd. (H Shares)	204,000	261,631
Focus Media Holding Ltd. ADR (a)(d)	12,000	332,640
TOTAL CHINA		594,271
Cyprus - 0.6%
AFI Development PLC GDR (Reg. S)	40,800	314,976
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	7,000	621,053
Denmark - 0.6%
Vestas Wind Systems AS (a)	2,600	338,512

	Shares	Value
Finland - 1.8%
Nokian Tyres Ltd.	9,800	$ 464,833
Outotec Oyj	7,300	462,345
TOTAL FINLAND		927,178
France - 5.8%
AXA SA	29,600	872,188
BNP Paribas SA	9,100	819,153
Bouygues SA	8,200	541,009
Saft Groupe SA	7,200	313,239
Vivendi	14,456	545,082
TOTAL FRANCE		3,090,671
Germany - 10.2%
Allianz AG (Reg.)	6,100	1,073,008
Deutsche Postbank AG	5,200	457,152
E.ON AG	4,200	846,484
Linde AG	2,500	351,150
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,000	701,574
Q-Cells AG (a)(d)	3,100	314,033
RWE AG	5,800	732,283
Vossloh AG	2,200	286,386
Wirecard AG	49,390	633,083
TOTAL GERMANY		5,395,153
Greece - 1.2%
Public Power Corp. of Greece	17,700	613,923
Hong Kong - 2.1%
China Mobile (Hong Kong) Ltd.	46,000	617,451
CNOOC Ltd.	298,000	517,302
TOTAL HONG KONG		1,134,753
India - 3.0%
LANCO Infratech Ltd. (a)	53,030	349,889
Reliance Industries Ltd. sponsored GDR (e)	5,977	588,137
Rural Electrification Corp. Ltd.	3,032	5,911
Satyam Computer Services Ltd. sponsored ADR	25,700	630,164
TOTAL INDIA		1,574,101
Indonesia - 1.0%
PT Bumi Resources Tbk	583,500	518,609
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,000	549,600
Italy - 4.6%
Buzzi Unicem SpA	11,600	288,969
Fiat SpA	28,800	468,865
Finmeccanica SpA	17,300	452,108
Common Stocks - continued
	Shares	Value
Italy - continued
Prysmian SpA	13,700	$ 345,862
UniCredit SpA	141,900	863,266
TOTAL ITALY		2,419,070
Japan - 12.2%
Canon, Inc. sponsored ADR	9,600	491,616
DeNA Co. Ltd. (d)	72	424,547
East Japan Railway Co.	71	578,486
Hisamitsu Pharmaceutical Co., Inc.	7,500	326,379
KK daVinci Advisors (a)	397	271,859
Mitsubishi Corp.	18,500	609,900
Mitsui & Co. Ltd.	25,000	552,206
Nippon Electric Glass Co. Ltd.	21,000	363,368
ORIX Corp.	3,410	487,900
Sankyo Co. Ltd. (Gunma)	6,700	436,716
Sanyo Electric Co. Ltd. (a)	111,000	258,249
Sony Financial Holdings, Inc.	72	289,587
Sumitomo Mitsui Financial Group, Inc.	84	632,186
Tsutsumi Jewelry Co. Ltd.	15,200	303,528
Wacom Co. Ltd. (d)	189	450,403
TOTAL JAPAN		6,476,930
Korea (South) - 0.8%
Korea Gas Corp.	6,007	437,394
Mexico - 0.9%
Desarrolladora Homex Sab de CV (a)	48,300	470,631
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	3,500	298,030
Norway - 1.7%
Renewable Energy Corp. AS (a)	12,900	333,038
Telenor ASA	29,000	544,360
TOTAL NORWAY		877,398
Russia - 2.7%
OAO Gazprom sponsored ADR	25,085	1,454,932
South Africa - 1.9%
African Rainbow Minerals Ltd.	10,100	361,120
Aveng Ltd.	39,500	292,548
Exxaro Resources Ltd.	20,282	374,111
TOTAL SOUTH AFRICA		1,027,779
Spain - 1.8%
Telefonica SA	35,200	931,523
Sweden - 0.8%
Modern Times Group MTG AB (B Shares)	7,600	444,888
Switzerland - 3.8%
Nestle SA (Reg.)	28,110	1,266,892
Zurich Financial Services AG (Reg.)	2,854	727,427
TOTAL SWITZERLAND		1,994,319

	Shares	Value
United Kingdom - 13.8%
BAE Systems PLC	64,200	$ 563,507
BG Group PLC	29,200	758,840
Cairn Energy PLC (a)	7,800	500,608
Clipper Windpower PLC (a)	12,900	136,673
Imperial Tobacco Group PLC	20,300	754,122
Informa PLC	47,600	390,031
Man Group PLC	59,650	736,881
Prudential PLC	54,660	576,544
Reckitt Benckiser Group PLC	10,000	505,084
Sibir Energy PLC	27,700	447,651
Vedanta Resources PLC	7,400	319,577
Vodafone Group PLC sponsored ADR	34,300	1,010,478
Xstrata PLC	7,800	621,356
TOTAL UNITED KINGDOM		7,321,352
United States of America - 1.8%
Baxter International, Inc.	5,500	351,670
Philip Morris International, Inc.	12,400	612,436
TOTAL UNITED STATES OF AMERICA		964,106
TOTAL COMMON STOCKS (Cost $50,870,695)		51,510,885
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 2.38% (b)	957,575	957,575
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	1,499,515	1,499,515
TOTAL MONEY MARKET FUNDS (Cost $2,457,090)		2,457,090
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $53,327,785)	53,967,975
NET OTHER ASSETS - (2.0)%	(1,042,411)
NET ASSETS - 100%	$ 52,925,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $588,137 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,090
Fidelity Securities Lending Cash Central Fund	28,626
Total	$ 43,716
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 53,967,975	$ 28,376,478	$ 25,591,497	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $4,337,018 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,457,930) - See accompanying schedule: Unaffiliated issuers (cost $50,870,695)	$ 51,510,885
Fidelity Central Funds (cost $2,457,090)	2,457,090
Total Investments (cost $53,327,785)		$ 53,967,975
Receivable for investments sold		1,160,520
Receivable for fund shares sold		4,837
Dividends receivable		149,553
Distributions receivable from Fidelity Central Funds		5,358
Prepaid expenses		115
Receivable from investment adviser for expense reductions		5,004
Other receivables		47,773
Total assets		55,341,135

Liabilities
Payable to custodian bank	$ 124,426
Payable for investments purchased	593,073
Payable for fund shares redeemed	81,261
Accrued management fee	32,701
Distribution fees payable	309
Other affiliated payables	7,664
Other payables and accrued expenses	76,622
Collateral on securities loaned, at value	1,499,515
Total liabilities		2,415,571

Net Assets		$ 52,925,564
Net Assets consist of:
Paid in capital		$ 64,732,585
Undistributed net investment income		654,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,102,801)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		641,654
Net Assets		$ 52,925,564

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,076,351 ÷ 105,189 shares)	$ 10.23

Service Class: Net Asset Value, offering price and redemption price per share ($352,561 ÷ 34,494 shares)	$ 10.22

Service Class 2: Net Asset Value, offering price and redemption price per share ($619,694 ÷ 60,687 shares)	$ 10.21

Initial Class R: Net Asset Value, offering price and redemption price per share ($19,795,892 ÷ 1,934,362 shares)	$ 10.23

Service Class R: Net Asset Value, offering price and redemption price per share ($352,560 ÷ 34,494 shares)	$ 10.22

Service Class 2R: Net Asset Value, offering price and redemption price per share ($467,595 ÷ 45,797 shares)	$ 10.21

Investor Class R: Net Asset Value, offering price and redemption price per share ($30,260,911 ÷ 2,966,002 shares)	$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 987,827
Interest		463
Income from Fidelity Central Funds		43,716
		1,032,006
Less foreign taxes withheld		(112,949)
Total income		919,057

Expenses
Management fee	$ 211,415
Transfer agent fees	38,685
Distribution fees	1,753
Accounting and security lending fees	15,717
Custodian fees and expenses	163,728
Independent trustees' compensation	135
Audit	21,637
Legal	130
Miscellaneous	5,439
Total expenses before reductions	458,639
Expense reductions	(195,786)	262,853
Net investment income (loss)		656,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(18,791))	(8,202,246)
Foreign currency transactions	(65,174)
Total net realized gain (loss)		(8,267,420)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,381)	374,905
Assets and liabilities in foreign currencies	17,160
Total change in net unrealized appreciation (depreciation)		392,065
Net gain (loss)		(7,875,355)
Net increase (decrease) in net assets resulting from operations		$ (7,219,151)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 656,204	$ 507,872
Net realized gain (loss)	(8,267,420)	5,112,624
Change in net unrealized appreciation (depreciation)	392,065	(4,352,834)
Net increase (decrease) in net assets resulting from operations	(7,219,151)	1,267,662
Distributions to shareholders from net investment income	-	(488,571)
Distributions to shareholders from net realized gain	(328,342)	(9,900,180)
Total distributions	(328,342)	(10,388,751)
Share transactions - net increase (decrease)	(13,931,977)	38,585,498
Redemption fees	3,745	18,995
Total increase (decrease) in net assets	(21,475,725)	29,483,404

Net Assets
Beginning of period	74,401,289	44,917,885
End of period (including undistributed net investment income of $654,126 and distributions in excess of net investment income of $2,078, respectively)	$ 52,925,564	$ 74,401,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11 H	.11	.06	-K
Net realized and unrealized gain (loss)	(1.27)	.53	1.54	1.21	.24
Total from investment operations	(1.15)	.64	1.65	1.27	.24
Distributions from net investment income	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.88)	(.43) M	(.05) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.23	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total Return B, C, D	(10.08)%	5.17%	14.49%	12.37%	2.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.55% A	1.20%	1.80%	3.55%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	.84% A	1.07%	1.00%	.91%	.92% A
Net investment income (loss)	2.23% A	.82% H	.95%	.53%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076	$ 1,409	$ 1,357	$ 9,367	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10 H	.10	.10	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.16	.24
Total from investment operations	(1.15)	.63	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.87)	(.42) M	(.04) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.22	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total Return B, C, D	(10.09)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.20%	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.95% A	1.16%	1.10%	1.01%	1.01% A
Net investment income (loss)	2.12% A	.72% H	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08 H	.08	.09	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.15	.24
Total from investment operations	(1.16)	.61	1.61	1.24	.24
Distributions from net investment income	-	(.06)	(.07)	-	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.85)	(.40) M	(.02) L	-
Redemption fees added to paid in capitalE	- K	-K	-K	-K	-
Net asset value, end of period	$ 10.21	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.17)%	4.89%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.73% A	1.41%	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.10% A	1.32%	1.25%	1.16%	1.17% A
Net investment income (loss)	1.97% A	.57% H	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 620	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.11 H	.11	.11	- K
Net realized and unrealized gain (loss)	(1.27)	.53	1.54	1.16	.24
Total from investment operations	(1.15)	.64	1.65	1.27	.24
Distributions from net investment income	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.88)	(.43) M	(.05) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.23	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.08)%	5.17%	14.50%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.48% A	1.11%	1.46%	4.25%	43.27% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	.84% A	1.06%	1.00%	.91%	.92% A
Net investment income (loss)	2.23% A	.82% H	.95%	1.08%	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,796	$ 32,345	$ 17,219	$ 345	$ 307
Portfolio turnover rateG	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10 H	.10	.10	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.16	.24
Total from investment operations	(1.15)	.63	1.63	1.26	.24
Distributions from net investment income	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.87)	(.42) M	(.04) L	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	-
Net asset value, end of period	$ 10.22	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.09)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.56% A	1.20%	1.62%	4.35%	43.36% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.95% A	1.16%	1.10%	1.01%	1.01% A
Net investment income (loss)	2.12% A	.72% H	.85%	.98%	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08 H	.08	.09	- K
Net realized and unrealized gain (loss)	(1.26)	.53	1.53	1.15	.24
Total from investment operations	(1.16)	.61	1.61	1.24	.24
Distributions from net investment income	-	(.06)	(.07)	-	-
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	(.06)	(1.85)	(.40) M	(.02) L	-
Redemption fees added to paid in capitalE	- K	- K	-K	-K	-
Net asset value, end of period	$ 10.21	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	(10.17)%	4.90%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71% A	1.35%	1.77%	4.50%	43.51% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.10% A	1.31%	1.25%	1.16%	1.17% A
Net investment income (loss)	1.97% A	.57% H	.70%	.83%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 468	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rate G	402% A	224%	185%	176%	52% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.00 and distributions from net realized gain of $.02 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.11	.09 H	.09	.01
Net realized and unrealized gain (loss)	(1.26)	.54	1.53	1.16
Total from investment operations	(1.15)	.63	1.62	1.17
Distributions from net investment income	-	(.08)	(.10)	(.02)
Distributions from net realized gain	(.06)	(1.79)	(.34)	(.01)
Total distributions	(.06)	(1.87)	(.43) M	(.03) L
Redemption fees added to paid in capital E, K	-	-	-	-
Net asset value, end of period	$ 10.20	$ 11.41	$ 12.65	$ 11.46
Total ReturnB, C, D	(10.10)%	5.07%	14.23%	11.39%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.56% A	1.22%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.15%A	1.22%	1.25%	1.25% A
Expenses net of all reductions	.90%A	1.18%	1.15%	1.06% A
Net investment income (loss)	2.18%A	.71% H	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,261	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rate G	402%A	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,504,442
Unrealized depreciation	(3,045,695)
Net unrealized appreciation (depreciation)	$ 458,747
Cost for federal income tax purposes	$ 53,509,228

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $118,309,552 and $129,214,800, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 192
Service Class 2	734
Service Class R	192
Service Class 2R	635
$ 1,753

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,064
Service Class	126
Service Class 2	452
Initial Class R	9,617
Service Class R	126
Service Class 2R	167
Investor Class R	27,133
$ 38,685

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,626.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 2,656
Service Class	1.20%	689
Service Class 2	1.35%	1,097
Initial Class R	1.10%	45,726
Service Class R	1.20%	688
Service Class 2R	1.35%	911
Investor Class R	1.25% - 1.18%*	68,338
		$ 120,105

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to 1.18% for Investor Class R.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $75,681 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 9,981
Service Class	-	2,513
Service Class 2	-	2,465
Initial Class R	-	232,391
Service Class R	-	2,513
Service Class 2R	-	2,506
Investor Class R	-	236,202
Total	$ -	$ 488,571
From net realized gain
Initial Class	$ 6,626	$ 188,994
Service Class	1,993	56,040
Service Class 2	2,646	75,317
Initial Class R	134,858	4,287,821
Service Class R	1,993	56,040
Service Class 2R	2,646	74,517
Investor Class R	177,580	5,161,451
Total	$ 328,342	$ 9,900,180

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	15,659	57,013	$ 163,601	$ 797,148
Reinvestment of distributions	672	17,391	6,626	198,975
Shares redeemed	(34,339)	(58,226)	(348,814)	(765,491)
Net increase (decrease)	(18,008)	16,178	$ (178,587)	$ 230,632
Service Class
Reinvestment of distributions	202	5,121	$ 1,993	$ 58,553
Shares redeemed	(1,945)	-	(19,940)	-
Net increase (decrease)	(1,743)	5,121	$ (17,947)	$ 58,553
Service Class 2
Shares sold	15,797	6,394	$ 165,863	$ 84,142
Reinvestment of distributions	269	6,793	2,646	77,782
Shares redeemed	(3,487)	(6,455)	(35,743)	(88,305)
Net increase (decrease)	12,579	6,732	$ 132,766	$ 73,619
Initial Class R
Shares sold	94,627	1,656,294	$ 1,016,353	$ 22,491,075
Reinvestment of distributions	13,677	396,233	134,858	4,520,212
Shares redeemed	(1,001,297)	(583,136)	(10,487,366)	(7,820,250)
Net increase (decrease)	(892,993)	1,469,391	$ (9,336,155)	$ 19,191,037
Service Class R
Reinvestment of distributions	202	5,121	$ 1,993	$ 58,553
Shares redeemed	(1,945)	-	(19,940)	-
Net increase (decrease)	(1,743)	5,121	$ (17,947)	$ 58,553
Service Class 2R
Reinvestment of distributions	269	6,735	$ 2,646	$ 77,024
Shares redeemed	(2,583)	-	(26,449)	-
Net increase (decrease)	(2,314)	6,735	$ (23,803)	$ 77,024
Investor Class R
Shares sold	88,286	1,585,891	$ 928,818	$ 21,572,358
Reinvestment of distributions	18,065	473,946	177,580	5,397,653
Shares redeemed	(534,187)	(602,827)	(5,596,702)	(8,073,931)
Net increase (decrease)	(427,836)	1,457,010	$ (4,490,304)	$ 18,896,080

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0808
1.833456.102

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	10	Notes to the financial statements.
Proxy Voting Results	14

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,058.20	$ 4.20
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.12
Investor Class
Actual	$ 1,000.00	$ 1,057.30	$ 4.65
HypotheticalA	$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.82%
Investor Class	.91%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	10.9	10.1
Freeport-McMoRan Copper & Gold, Inc. Class B	8.3	5.9
E.I. du Pont de Nemours & Co.	6.8	6.6
United States Steel Corp.	4.4	1.7
The Mosaic Co.	4.3	1.7
Nucor Corp.	4.2	2.7
Newmont Mining Corp.	3.8	1.6
Alcoa, Inc.	3.7	3.8
FMC Corp.	2.7	0.9
Albemarle Corp.	2.1	1.0
	51.2
Top Industries (% of fund's net assets)
As of June 30, 2008
Chemicals	43.4%
Metals & Mining	38.9%
Containers & Packaging	7.5%
Paper & Forest Products	1.7%
Oil, Gas & Consumable Fuels	1.2%
All Others*	7.3%

As of December 31, 2007
Chemicals	56.2%
Metals & Mining	25.4%
Paper & Forest Products	4.6%
Containers & Packaging	3.5%
Construction Materials	1.5%
All Others*	8.8%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CHEMICALS - 43.4%
Commodity Chemicals - 1.3%
Celanese Corp. Class A	18,400	$ 840,144
Diversified Chemicals - 11.7%
Dow Chemical Co.	27,400	956,534
E.I. du Pont de Nemours & Co.	101,151	4,338,366
FMC Corp.	22,300	1,726,912
PPG Industries, Inc.	8,200	470,434
		7,492,246
Fertilizers & Agricultural Chemicals - 18.6%
CF Industries Holdings, Inc.	7,100	1,084,880
Israel Chemicals Ltd.	15,200	354,567
K&S AG	500	287,880
Monsanto Co.	55,400	7,004,775
Terra Industries, Inc.	8,900	439,215
The Mosaic Co. (a)	18,900	2,734,830
		11,906,147
Industrial Gases - 3.4%
Airgas, Inc.	15,400	899,206
Praxair, Inc.	13,300	1,253,392
		2,152,598
Specialty Chemicals - 8.4%
Albemarle Corp.	33,200	1,325,012
Ecolab, Inc.	25,300	1,087,647
H.B. Fuller Co.	7,200	161,568
Innospec, Inc.	13,707	257,966
Nalco Holding Co.	35,600	752,940
OMNOVA Solutions, Inc. (a)	72,439	201,380
Rockwood Holdings, Inc. (a)	19,600	682,080
W.R. Grace & Co. (a)	38,700	909,063
		5,377,656
TOTAL CHEMICALS		27,768,791
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Polaris Minerals Corp. (a)	32,200	168,052
CONTAINERS & PACKAGING - 7.5%
Metal & Glass Containers - 5.8%
Ball Corp.	20,500	978,670
Crown Holdings, Inc. (a)	28,600	743,314
Greif, Inc. Class A	6,900	441,807
Owens-Illinois, Inc. (a)	28,000	1,167,320
Pactiv Corp. (a)	17,300	367,279
		3,698,390

	Shares	Value
Paper Packaging - 1.7%
Rock-Tenn Co. Class A	22,702	$ 680,833
Temple-Inland, Inc.	37,800	426,006
		1,106,839
TOTAL CONTAINERS & PACKAGING		4,805,229
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
National Oilwell Varco, Inc. (a)	3,800	337,136
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	8,400	158,256
Ultrapetrol (Bahamas) Ltd. (a)	23,700	298,857
		457,113
METALS & MINING - 38.9%
Aluminum - 5.2%
Alcoa, Inc.	66,100	2,354,482
Century Aluminum Co. (a)	14,419	958,719
		3,313,201
Diversified Metals & Mining - 9.7%
BHP Billiton PLC	11,900	456,369
Freeport-McMoRan Copper & Gold, Inc. Class B	44,900	5,261,831
Rio Tinto PLC sponsored ADR	900	445,500
		6,163,700
Gold - 8.0%
Agnico-Eagle Mines Ltd.	14,500	1,088,051
Goldcorp, Inc.	19,800	913,129
Lihir Gold Ltd. (a)	219,142	691,237
Newmont Mining Corp.	46,800	2,441,088
		5,133,505
Precious Metals & Minerals - 1.1%
Impala Platinum Holdings Ltd.	9,113	359,577
Pan American Silver Corp. (a)	10,400	359,632
		719,209
Steel - 14.9%
ArcelorMittal SA (NY Shares) Class A	6,900	683,583
Carpenter Technology Corp.	9,100	397,215
Cleveland-Cliffs, Inc.	10,500	1,251,495
Commercial Metals Co.	13,500	508,950
Nucor Corp.	36,000	2,688,120
Steel Dynamics, Inc.	30,500	1,191,635
United States Steel Corp.	15,300	2,827,134
		9,548,132
TOTAL METALS & MINING		24,877,747
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Peabody Energy Corp.	8,600	757,230
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 1.7%
Forest Products - 1.7%
Louisiana-Pacific Corp.	11,700	$ 99,333
Weyerhaeuser Co.	19,500	997,230
		1,096,563
SPECIALTY RETAIL - 0.7%
Home Improvement Retail - 0.7%
Sherwin-Williams Co.	9,500	436,335
TOTAL COMMON STOCKS (Cost $57,840,056)		60,704,196
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $2,525,253)	2,525,253	$ 2,525,253
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $60,365,309)	63,229,449
NET OTHER ASSETS - 1.2%	754,343
NET ASSETS - 100%	$ 63,983,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,708
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 63,229,449	$ 62,485,200	$ 744,249	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $57,840,056)	$ 60,704,196
Fidelity Central Funds (cost $2,525,253)	2,525,253
Total Investments (cost $60,365,309)		$ 63,229,449
Receivable for investments sold		127,347
Receivable for fund shares sold		1,249,571
Dividends receivable		46,578
Distributions receivable from Fidelity Central Funds		10,000
Prepaid expenses		29
Other receivables		541
Total assets		64,663,515

Liabilities
Payable for investments purchased	$ 623,833
Payable for fund shares redeemed	220
Accrued management fee	25,540
Other affiliated payables	6,705
Other payables and accrued expenses	23,425
Total liabilities		679,723

Net Assets		$ 63,983,792
Net Assets consist of:
Paid in capital		$ 62,127,398
Undistributed net investment income		107,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,115,694)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,864,312
Net Assets		$ 63,983,792

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($32,114,717 ÷ 2,742,766 shares)	$ 11.71

Investor Class: Net Asset Value, offering price and redemption price per share ($31,869,075 ÷ 2,723,936 shares)	$ 11.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 223,460
Interest		229
Income from Fidelity Central Funds		26,708
Total income		250,397

Expenses
Management fee	$ 92,057
Transfer agent fees	20,743
Accounting fees and expenses	6,434
Custodian fees and expenses	9,692
Independent trustees' compensation	59
Audit	11,747
Legal	31
Miscellaneous	2,584
Total expenses before reductions	143,347
Expense reductions	(726)	142,621
Net investment income (loss)		107,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,027,791)
Foreign currency transactions	(1,779)
Total net realized gain (loss)		(1,029,570)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,715,609
Assets and liabilities in foreign currencies	174
Total change in net unrealized appreciation (depreciation)		1,715,783
Net gain (loss)		686,213
Net increase (decrease) in net assets resulting from operations		$ 793,989

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period April 24, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 107,776	$ 138,828
Net realized gain (loss)	(1,029,570)	295,085
Change in net unrealized appreciation (depreciation)	1,715,783	1,148,529
Net increase (decrease) in net assets resulting from operations	793,989	1,582,442
Distributions to shareholders from net investment income	-	(150,736)
Distributions to shareholders from net realized gain	(132,142)	(237,160)
Total distributions	(132,142)	(387,896)
Share transactions - net increase (decrease)	38,787,221	23,315,139
Redemption fees	11,594	13,445
Total increase (decrease) in net assets	39,460,662	24,523,130

Net Assets
Beginning of period	24,523,130	-
End of period (including undistributed net investment income of $107,776 and $0, respectively)	$ 63,983,792	$ 24,523,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10 H
Net realized and unrealized gain (loss)	.60	1.20
Total from investment operations	.64	1.30
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.06)	(.11)
Total distributions	(.06)	(.18)
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 11.71	$ 11.13
Total ReturnB, C, D	5.82%	13.12%
Ratios to Average Net Assets F, J
Expenses before reductions	.82% A	1.08% A
Expenses net of fee waivers, if any	.82% A	1.00% A
Expenses net of all reductions	.82% A	1.00% A
Net investment income (loss)	.69% A	1.31% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,115	$ 13,730
Portfolio turnover rate G	85% A	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E  Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09 H
Net realized and unrealized gain (loss)	.60	1.21
Total from investment operations	.63	1.30
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.06)	(.11)
Total distributions	(.06)	(.18)
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 11.70	$ 11.13
Total Return B, C, D	5.73%	13.05%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	1.20% A
Expenses net of fee waivers, if any	.91% A	1.15% A
Expenses net of all reductions	.90% A	1.15% A
Net investment income (loss)	.60% A	1.16% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,869	$ 10,793
Portfolio turnover rate G	85% A	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,143,282
Unrealized depreciation	(3,406,256)
Net unrealized appreciation (depreciation)	$ 2,737,026
Cost for federal income tax purposes	$ 60,492,423

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities aggregated $51,061,890 and $14,068,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 7,525
Investor Class	13,218
$ 20,743

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,867 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $726 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007 A
From net investment income
Initial Class	$ -	$ 88,019
Investor Class	-	62,717
Total	$ -	$ 150,736
From net realized gain
Initial Class	$ 69,513	$ 132,632
Investor Class	62,629	104,528
Total	$ 132,142	$ 237,160

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007 A	Six months ended June 30, 2008	Year ended December 31, 2007 A
Initial Class
Shares sold	1,801,600	1,343,772	$ 21,206,641	$ 14,140,777
Reinvestment of distributions	6,690	19,701	69,513	220,651
Shares redeemed	(299,154)	(129,843)	(3,311,406)	(1,378,897)
Net increase (decrease)	1,509,136	1,233,630	$ 17,964,748	$ 12,982,531
Investor Class
Shares sold	1,958,030	1,131,664	$ 23,089,708	$ 11,981,220
Reinvestment of distributions	6,034	14,932	62,629	167,245
Shares redeemed	(210,159)	(176,566)	(2,329,864)	(1,815,857)
Net increase (decrease)	1,753,905	970,030	$ 20,822,473	$ 10,332,608

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0808
1.851002.101

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 969.70	$ 3.62
Hypothetical A	$ 1,000.00	$ 1,021.18	$ 3.72
Service Class
Actual	$ 1,000.00	$ 969.60	$ 4.11
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.22
Service Class 2
Actual	$ 1,000.00	$ 968.80	$ 4.85
Hypothetical A	$ 1,000.00	$ 1,019.94	$ 4.97
Investor Class
Actual	$ 1,000.00	$ 969.70	$ 4.06
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.74%
Service Class	.84%
Service Class 2.99%
Investor Class	.83%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	7.3	8.6
Public Storage	7.2	6.2
ProLogis Trust	7.1	7.8
General Growth Properties, Inc.	6.4	6.1
Vornado Realty Trust	4.6	4.0
SL Green Realty Corp.	4.3	2.9
Highwoods Properties, Inc. (SBI)	3.7	3.3
Boston Properties, Inc.	3.3	4.1
Home Properties, Inc.	3.3	3.7
Apartment Investment & Management Co. Class A	3.2	2.5
	50.4
Top Five REIT Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.7	14.7
REITs - Office Buildings	17.8	18.0
REITs - Industrial Buildings	16.4	15.5
REITs - Malls	13.9	15.9
REITs - Shopping Centers	11.9	11.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 98.1%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	2.7%	** Foreign investments	3.3%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Emeritus Corp. (a)	62,204	$ 909,422
HOTELS, RESTAURANTS & LEISURE - 2.6%
Hotels, Resorts & Cruise Lines - 2.6%
Gaylord Entertainment Co. (a)	42,800	1,025,488
Starwood Hotels & Resorts Worldwide, Inc.	41,800	1,674,926
TOTAL HOTELS, RESORTS & CRUISE LINES		2,700,414
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
Centex Corp.	19,300	258,041
Pulte Homes, Inc.	41,700	401,571
TOTAL HOMEBUILDING		659,612
REAL ESTATE INVESTMENT TRUSTS - 90.4%
REITs - Apartments - 18.7%
American Campus Communities, Inc.	88,400	2,461,056
Apartment Investment & Management Co. Class A	98,468	3,353,820
AvalonBay Communities, Inc.	17,100	1,524,636
BRE Properties, Inc.	34,600	1,497,488
Camden Property Trust (SBI)	34,900	1,544,674
Equity Residential (SBI)	63,900	2,445,453
Essex Property Trust, Inc.	3,000	319,500
Home Properties, Inc.	70,400	3,383,424
Pennsylvania Real Estate Investment Trust (SBI)	57,400	1,328,236
Post Properties, Inc.	15,000	446,250
UDR, Inc.	48,600	1,087,668
TOTAL REITS - APARTMENTS		19,392,205
REITs - Factory Outlets - 0.6%
Tanger Factory Outlet Centers, Inc.	16,900	607,217
REITs - Health Care Facilities - 6.4%
HCP, Inc.	70,000	2,226,700
Healthcare Realty Trust, Inc.	97,900	2,327,083
Medical Properties Trust, Inc.	23,700	239,844
Ventas, Inc.	43,700	1,860,309
TOTAL REITS - HEALTH CARE FACILITIES		6,653,936

	Shares	Value
REITs - Hotels - 3.7%
Host Hotels & Resorts, Inc.	108,847	$ 1,485,762
LaSalle Hotel Properties (SBI)	92,800	2,332,064
TOTAL REITS - HOTELS		3,817,826
REITs - Industrial Buildings - 16.4%
DCT Industrial Trust, Inc.	168,000	1,391,040
ProLogis Trust	135,116	7,343,555
Public Storage	91,940	7,427,833
U-Store-It Trust	74,500	890,275
TOTAL REITS - INDUSTRIAL BUILDINGS		17,052,703
REITs - Malls - 13.9%
General Growth Properties, Inc.	188,051	6,587,427
Simon Property Group, Inc.	84,040	7,554,353
Taubman Centers, Inc.	4,400	214,060
TOTAL REITS - MALLS		14,355,840
REITs - Management/Investment - 1.0%
Digital Realty Trust, Inc.	24,600	1,006,386
REITs - Office Buildings - 17.8%
Alexandria Real Estate Equities, Inc.	27,700	2,696,318
Boston Properties, Inc.	38,400	3,464,448
Corporate Office Properties Trust (SBI)	67,200	2,306,976
Highwoods Properties, Inc. (SBI)	123,500	3,880,370
Kilroy Realty Corp.	37,100	1,744,813
SL Green Realty Corp.	53,300	4,408,976
TOTAL REITS - OFFICE BUILDINGS		18,501,901
REITs - Shopping Centers - 11.9%
Cedar Shopping Centers, Inc.	60,660	710,935
Developers Diversified Realty Corp.	96,550	3,351,251
Inland Real Estate Corp.	141,200	2,036,104
Kimco Realty Corp.	42,715	1,474,522
Vornado Realty Trust	54,400	4,787,200
TOTAL REITS - SHOPPING CENTERS		12,360,012
TOTAL REAL ESTATE INVESTMENT TRUSTS		93,748,026
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.6%
Real Estate Management & Development - 3.6%
Brookfield Properties Corp.	139,450	2,480,816
CB Richard Ellis Group, Inc. Class A (a)	42,400	814,080
Jones Lang LaSalle, Inc.	1,200	72,228
Meruelo Maddux Properties, Inc. (a)	21,800	47,524
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Management & Development - continued
Norwegian Property ASA	77,150	$ 358,567
Norwegian Property ASA rights 7/10/08 (a)	73,518	1,149
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,774,364
TOTAL COMMON STOCKS (Cost $100,683,658)		101,791,838
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $1,213,646)	1,213,646	$ 1,213,646
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $101,897,304)	103,005,484
NET OTHER ASSETS - 0.7%	736,978
NET ASSETS - 100%	$ 103,742,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,162
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,005,484	$ 102,645,768	$ 359,716	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $100,683,658)	$ 101,791,838
Fidelity Central Funds (cost $1,213,646)	1,213,646
Total Investments (cost $101,897,304)		$ 103,005,484
Cash		17,808
Foreign currency held at value (cost $1,667)		1,667
Receivable for investments sold		1,118,022
Receivable for fund shares sold		390,001
Dividends receivable		344,121
Distributions receivable from Fidelity Central Funds		1,864
Prepaid expenses		201
Other receivables		249
Total assets		104,879,417

Liabilities
Payable for investments purchased	$ 846,918
Payable for fund shares redeemed	181,310
Accrued management fee	54,080
Distribution fees payable	1,112
Other affiliated payables	13,037
Other payables and accrued expenses	40,498
Total liabilities		1,136,955

Net Assets		$ 103,742,462
Net Assets consist of:
Paid in capital		$ 100,078,182
Undistributed net investment income		1,021,976
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,534,124
Net unrealized appreciation (depreciation) on investments		1,108,180
Net Assets		$ 103,742,462

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($59,289,104 ÷ 4,271,007 shares)	$ 13.88

Service Class: Net Asset Value, offering price and redemption price per share ($3,250,830 ÷ 235,120 shares)	$ 13.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,756,980 ÷ 272,930 shares)	$ 13.77

Investor Class: Net Asset Value, offering price and redemption price per share ($37,445,548 ÷ 2,706,113 shares)	$ 13.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Dividends		$ 1,430,264
Interest		1,263
Income from Fidelity Central Funds		26,162
Total income		1,457,689

Expenses
Management fee	$ 304,707
Transfer agent fees	55,271
Distribution fees	6,448
Accounting fees and expenses	21,294
Custodian fees and expenses	9,984
Independent trustees' compensation	233
Audit	21,576
Legal	156
Miscellaneous	9,770
Total expenses before reductions	429,439
Expense reductions	(823)	428,616
Net investment income (loss)		1,029,073
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,079,276
Foreign currency transactions	(1,927)
Total net realized gain (loss)		2,077,349
Change in net unrealized appreciation (depreciation) on investment securities		(8,073,931)
Net gain (loss)		(5,996,582)
Net increase (decrease) in net assets resulting from operations		$ (4,967,509)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,029,073	$ 2,396,168
Net realized gain (loss)	2,077,349	22,097,488
Change in net unrealized appreciation (depreciation)	(8,073,931)	(55,566,054)
Net increase (decrease) in net assets resulting from operations	(4,967,509)	(31,072,398)
Distributions to shareholders from net investment income	(248,951)	(2,083,139)
Distributions to shareholders from net realized gain	(213,387)	(26,825,176)
Total distributions	(462,338)	(28,908,315)
Share transactions - net increase (decrease)	2,037,992	(97,480,470)
Total increase (decrease) in net assets	(3,391,855)	(157,461,183)

Net Assets
Beginning of period	107,134,317	264,595,500
End of period (including undistributed net investment income of $1,021,976 and undistributed net investment income of $241,854, respectively)	$ 103,742,462	$ 107,134,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 22.74	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.14	.27	.38	.38	.45	.48H
Net realized and unrealized gain (loss)	(.57)	(4.15)	6.23	2.25	4.08	2.89
Total from investment operations	(.43)	(3.88)	6.61	2.63	4.53	3.37
Distributions from net investment income	(.04)	(.36)	(.33)	(.41)	(.31)	(.15)
Distributions from net realized gain	(.03)	(4.12)	(2.02)	(1.20)	(.06)	(.07)
Total distributions	(.07)	(4.48)	(2.35)	(1.61) J	(.37)	(.22)
Net asset value, end of period	$ 13.88	$ 14.38	$ 22.74	$ 18.48	$ 17.46	$ 13.30
Total Return B, C, D	(3.03)%	(17.72)%	36.71%	15.12%	34.14%	33.21%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74%	.72%	.74%	.77%	1.72%
Expenses net of fee waivers, if any	.74% A	.74%	.72%	.74%	.77%	1.03%
Expenses net of all reductions	.74% A	.74%	.71%	.71%	.74%	1.00%
Net investment income (loss)	1.92% A	1.21%	1.76%	2.13%	3.02%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,289	$ 68,401	$ 205,802	$ 145,065	$ 147,779	$ 45,320
Portfolio turnover rate G	83% A	102%	70%	75%	66%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 22.69	$ 18.44	$ 17.43	$ 13.28	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.13	.24	.35	.37	.43	.49 H
Net realized and unrealized gain (loss)	(.56)	(4.13)	6.22	2.23	4.08	2.86
Total from investment operations	(.43)	(3.89)	6.57	2.60	4.51	3.35
Distributions from net investment income	(.04)	(.35)	(.30)	(.40)	(.30)	(.15)
Distributions from net realized gain	(.03)	(4.12)	(2.02)	(1.20)	(.06)	(.07)
Total distributions	(.07)	(4.47)	(2.32)	(1.59)J	(.36)	(.22)
Net asset value, end of period	$ 13.83	$ 14.33	$ 22.69	$ 18.44	$ 17.43	$ 13.28
Total ReturnB, C, D	(3.04)%	(17.80)%	36.61%	15.00%	34.04%	33.01%
Ratios to Average Net AssetsF, I
Expenses before reductions	.84% A	.83%	.82%	.84%	.86%	1.80%
Expenses net of fee waivers, if any	.84% A	.83%	.82%	.84%	.86%	1.24%
Expenses net of all reductions	.84% A	.83%	.81%	.81%	.84%	1.22%
Net investment income (loss)	1.82% A	1.12%	1.66%	2.03%	2.92%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,251	$ 3,543	$ 4,311	$ 3,156	$ 2,744	$ 2,048
Portfolio turnover rate G	83% A	102%	70%	75%	66%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $1.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 22.62	$ 18.40	$ 17.39	$ 13.26	$ 10.15
Income from Investment Operations
Net investment income (loss) E	.12	.21	.32	.34	.41	.47 H
Net realized and unrealized gain (loss)	(.56)	(4.11)	6.19	2.24	4.06	2.86
Total from investment operations	(.44)	(3.90)	6.51	2.58	4.47	3.33
Distributions from net investment income	(.04)	(.32)	(.27)	(.37)	(.28)	(.15)
Distributions from net realized gain	(.03)	(4.12)	(2.02)	(1.20)	(.06)	(.07)
Total distributions	(.07)	(4.44)	(2.29)	(1.57) J	(.34)	(.22)
Net asset value, end of period	$ 13.77	$ 14.28	$ 22.62	$ 18.40	$ 17.39	$ 13.26
Total ReturnB, C, D	(3.12)%	(17.91)%	36.35%	14.88%	33.79%	32.81%
Ratios to Average Net AssetsF, I
Expenses before reductions	.99% A	.98%	.97%	.99%	1.01%	1.95%
Expenses net of fee waivers, if any	.99% A	.98%	.97%	.99%	1.01%	1.39%
Expenses net of all reductions	.99% A	.98%	.96%	.96%	.99%	1.37%
Net investment income (loss)	1.67% A	.97%	1.51%	1.88%	2.77%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,757	$ 3,558	$ 4,284	$ 3,141	$ 2,735	$ 2,044
Portfolio turnover rate G	83% A	102%	70%	75%	66%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.11 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 22.69	$ 18.46	$ 19.25
Income from Investment Operations
Net investment income (loss) E	.13	.24	.35	.17
Net realized and unrealized gain (loss)	(.56)	(4.13)	6.22	.52
Total from investment operations	(.43)	(3.89)	6.57	.69
Distributions from net investment income	(.04)	(.34)	(.32)	(.42)
Distributions from net realized gain	(.03)	(4.12)	(2.02)	(1.06)
Total distributions	(.07)	(4.46)	(2.34)	(1.48) J
Net asset value, end of period	$ 13.84	$ 14.34	$ 22.69	$ 18.46
Total ReturnB, C, D	(3.03)%	(17.83)%	36.53%	3.52%
Ratios to Average Net AssetsF, I
Expenses before reductions	.83% A	.85%	.85%	.99% A
Expenses net of fee waivers, if any	.83% A	.85%	.85%	.99% A
Expenses net of all reductions	.83% A	.85%	.85%	.96% A
Net investment income (loss)	1.83% A	1.10%	1.62%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,446	$ 31,632	$ 50,198	$ 7,134
Portfolio turnover rate G	83% A	102%	70%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,852,723
Unrealized depreciation	(14,426,747)
Net unrealized appreciation (depreciation)	$ 425,976
Cost for federal income tax purposes	$ 102,579,508

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,922,432 and $44,381,705, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,816
Service Class 2	4,632
$ 6,448

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 24,100
Service Class	1,202
Service Class 2	1,230
Investor Class	28,739
$ 55,271

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,951 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $248 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $575.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8,376, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 155,271	$ 1,365,795
Service Class	8,655	68,258
Service Class 2	8,724	62,646
Investor Class	76,301	586,440
Total	$ 248,951	$ 2,083,139
From net realized gain
Initial Class	$ 133,090	$ 17,699,464
Service Class	7,418	793,369
Service Class 2	7,478	800,493
Investor Class	65,401	7,531,850
Total	$ 213,387	$ 26,825,176

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	624,085	1,009,853	$ 9,638,308	$ 24,565,352
Reinvestment of distributions	20,775	1,205,003	288,361	19,065,259
Shares redeemed	(1,131,214)	(6,507,635)	(16,119,300)	(141,392,015)
Net increase (decrease)	(486,354)	(4,292,779)	$ (6,192,631)	$ (97,761,404)
Service Class
Shares sold	-	-	$ 3	$ -
Reinvestment of distributions	1,162	57,280	16,073	861,626
Shares redeemed	(13,322)	-	(190,233)	-
Net increase (decrease)	(12,160)	57,280	$ (174,157)	$ 861,626
Service Class 2
Shares sold	36,704	2,439	$ 537,290	$ 60,976
Reinvestment of distributions	1,176	57,564	16,202	863,138
Shares redeemed	(14,212)	(138)	(202,081)	(3,144)
Net increase (decrease)	23,668	59,865	$ 351,411	$ 920,970
Investor Class
Shares sold	952,446	1,124,988	$ 14,661,033	$ 26,378,804
Reinvestment of distributions	10,239	528,915	141,702	8,118,290
Shares redeemed	(462,565)	(1,660,061)	(6,749,366)	(35,998,756)
Net increase (decrease)	500,120	(6,158)	$ 8,053,369	$ (1,501,662)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-SANN-0808
1.787989.105

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 839.60	$ 3.66
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Investor Class
Actual	$ 1,000.00	$ 839.80	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.80%
Investor Class	.89%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.2	10.6
Nintendo Co. Ltd.	7.4	6.1
Cisco Systems, Inc.	5.8	9.3
QUALCOMM, Inc.	3.2	0.0
Applied Materials, Inc.	2.8	0.5
Lam Research Corp.	2.2	0.0
Visa, Inc.	2.1	0.0
Google, Inc. Class A (sub. vtg.)	1.9	6.5
First Solar, Inc.	1.9	1.1
Mindray Medical International Ltd. sponsored ADR	1.8	1.4
	38.3
Top Industries (% of fund's net assets)
As of June 30, 2008
Semiconductors & Semiconductor Equipment	21.6%
Communications Equipment	17.4%
Software	16.8%
Computers & Peripherals	14.9%
Electrical Equipment	4.7%
All Others*	24.6%

As of December 31, 2007
Communications Equipment	28.3%
Semiconductors & Semiconductor Equipment	18.3%
Computers & Peripherals	15.3%
Software	14.6%
Internet Software & Services	10.0%
All Others*	13.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial & Professional Services - 1.0%
China Security & Surveillance Technology, Inc. (a)(d)	62,585	$ 843,646
COMMUNICATIONS EQUIPMENT - 17.3%
Communications Equipment - 17.3%
ADVA AG Optical Networking (a)(d)	58,503	148,562
Alcatel-Lucent SA sponsored ADR	33,000	199,320
Aruba Networks, Inc. (a)	900	4,707
AudioCodes Ltd. (a)	51,150	187,721
Balda AG (a)(d)	15,400	48,375
Cisco Systems, Inc. (a)	202,500	4,710,150
Cogo Group, Inc. (a)	40,899	372,590
CommScope, Inc. (a)	1,600	84,432
Comverse Technology, Inc. (a)	23,370	396,122
Delta Networks, Inc.	195,000	60,021
F5 Networks, Inc. (a)	14,926	424,197
Foxconn International Holdings Ltd. (a)	98,000	95,018
Infinera Corp.	14,400	127,008
Mogem Co. Ltd. (a)	31,554	88,647
Nokia Corp. sponsored ADR	7,400	181,300
Opnext, Inc. (a)	13,000	69,940
Powerwave Technologies, Inc. (a)	132,600	563,550
QUALCOMM, Inc.	57,800	2,564,586
RADWARE Ltd. (a)	6,203	54,648
Research In Motion Ltd. (a)	11,990	1,401,631
Riverbed Technology, Inc. (a)(d)	5,500	75,460
Sandvine Corp. (a)	185,700	256,867
Sandvine Corp. (U.K.) (a)	100,288	148,142
SIM Technology Group	632,000	58,359
Sonus Networks, Inc. (a)	105,100	359,442
Starent Networks Corp.	94,988	1,194,949
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	18,500	192,400
		14,068,144
COMPUTERS & PERIPHERALS - 14.9%
Computer Hardware - 11.8%
3PAR, Inc.	800	6,272
Apple, Inc. (a)	44,845	7,508,847
Foxconn Technology Co. Ltd.	14,000	64,804
Hewlett-Packard Co.	8,500	375,785
High Tech Computer Corp.	47,500	1,064,145
Palm, Inc. (d)	22,600	121,814
Stratasys, Inc. (a)	23,110	426,611
		9,568,278
Computer Storage & Peripherals - 3.1%
Chicony Electronics Co. Ltd.	23,000	43,192
Data Domain, Inc.	300	6,999
Netezza Corp.	20,700	237,636

	Shares	Value
SanDisk Corp. (a)	60,752	$ 1,136,062
Synaptics, Inc. (a)(d)	28,700	1,082,851
		2,506,740
TOTAL COMPUTERS & PERIPHERALS		12,075,018
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	12,900	753,618
ELECTRIC UTILITIES - 0.6%
Electric Utilities - 0.6%
Enernoc, Inc. (d)	26,600	477,470
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 4.6%
Canadian Solar, Inc. (a)(d)	2,400	96,456
Energy Conversion Devices, Inc. (a)	2,600	191,464
First Solar, Inc. (a)	5,686	1,551,255
General Cable Corp. (a)	1,100	66,935
JA Solar Holdings Co. Ltd. ADR (a)	22,500	379,125
Neo-Neon Holdings Ltd.	592,000	255,105
Q-Cells AG (a)	2,000	202,602
Renewable Energy Corp. AS (a)	8,300	214,280
SolarWorld AG	7,700	366,423
Sunpower Corp. Class A (a)(d)	5,900	424,682
		3,748,327
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	27,000	55,404
TOTAL ELECTRICAL EQUIPMENT		3,803,731
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Electronic Equipment & Instruments - 1.1%
Chroma ATE, Inc.	74,000	154,812
Comverge, Inc. (a)(d)	13,000	181,740
Coretronic Corp.	35,000	37,014
Cyntec Co. Ltd.	45,076	65,194
ENE Technology, Inc.	7,000	14,206
Everlight Electronics Co. Ltd.	111,000	286,706
Gia Tzoong Enterprise Co. Ltd. (a)	300,000	78,575
TXC Corp.	57,000	96,149
		914,396
Electronic Manufacturing Services - 0.9%
Ju Teng International Holdings Ltd. (a)	44,000	18,735
Trimble Navigation Ltd. (a)	19,200	685,440
		704,175
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	9,300	$ 285,696
Avnet, Inc. (a)	19,400	529,232
		814,928
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		2,433,499
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Health Care Equipment - 3.2%
China Medical Technologies, Inc. sponsored ADR	1,300	64,220
Conceptus, Inc. (a)	10,000	184,900
Golden Meditech Co. Ltd.	846,000	285,354
I-Flow Corp. (a)	12,390	125,759
Mindray Medical International Ltd. sponsored ADR (d)	39,200	1,462,944
Mingyuan Medicare Development Co. Ltd. (d)	3,700,000	512,488
		2,635,665
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	48,000	69,440
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,705,105
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	3,076
HOTELS, RESTAURANTS & LEISURE - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Ctrip.com International Ltd. sponsored ADR	25,100	1,149,078
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	1,600	45,709
INTERNET SOFTWARE & SERVICES - 4.3%
Internet Software & Services - 4.3%
Alibaba.com Ltd. (e)	45,000	63,484
DealerTrack Holdings, Inc. (a)	1,500	21,165
Equinix, Inc. (a)	4,600	410,412
Google, Inc. Class A (sub. vtg.) (a)	2,950	1,552,939
LivePerson, Inc. (a)	38,900	109,309
Omniture, Inc. (a)	35,733	663,562
Tencent Holdings Ltd.	64,600	499,584
VistaPrint Ltd. (a)	5,200	139,152
		3,459,607
IT SERVICES - 3.2%
Data Processing & Outsourced Services - 2.7%
CyberSource Corp. (a)	10,300	172,319
ExlService Holdings, Inc. (a)	11,500	161,345

	Shares	Value
Visa, Inc.	21,000	$ 1,707,510
WNS Holdings Ltd. ADR (a)	10,000	168,500
		2,209,674
IT Consulting & Other Services - 0.5%
China Information Security Technology, Inc. (a)(d)	8,500	48,110
Yucheng Technologies Ltd. (a)	26,700	298,773
		346,883
TOTAL IT SERVICES		2,556,557
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	3,700	74,481
MACHINERY - 0.5%
Industrial Machinery - 0.5%
China Fire & Security Group, Inc. (a)(d)	22,300	179,515
Hi-P International Ltd.	441,000	179,901
Shin Zu Shing Co. Ltd.	11,250	59,488
		418,904
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Timminco Ltd. (a)	9,000	241,654
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.8%
Semiconductor Equipment - 11.5%
Aixtron AG	13,100	134,517
Applied Materials, Inc.	119,100	2,273,619
ASML Holding NV (NY Shares)	32,300	788,120
Cymer, Inc. (a)(d)	46,400	1,247,232
Eagle Test Systems, Inc. (a)	24,296	272,115
FormFactor, Inc. (a)	16,900	311,467
Global Unichip Corp.	43,317	316,818
Lam Research Corp. (a)	49,900	1,803,885
LTX Corp. (a)	43,300	95,260
MEMC Electronic Materials, Inc. (a)	7,100	436,934
MEMSIC, Inc.	19,900	59,103
Tessera Technologies, Inc. (a)	17,900	293,023
Varian Semiconductor Equipment Associates, Inc. (a)	38,800	1,351,016
		9,383,109
Semiconductors - 9.3%
Advanced Analog Technology, Inc.	48,260	182,050
Advanced Micro Devices, Inc. (a)(d)	2,164	12,616
Advanced Semiconductor Engineering, Inc. sponsored ADR	8,500	37,825
Anpec Electronics Corp.	33,509	48,078
Applied Micro Circuits Corp. (a)	4,700	40,232
Atheros Communications, Inc. (a)	23,200	696,000
AuthenTec, Inc.	17,800	185,476
Bright Led Electronics Corp.	22,000	31,348
Broadcom Corp. Class A (a)	29,677	809,885
Cavium Networks, Inc.	53,191	1,117,011
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
CSR PLC (a)	36,700	$ 194,855
Cypress Semiconductor Corp. (a)(d)	45,000	1,113,750
Diodes, Inc. (a)	3,300	91,212
Elan Microelectronics Corp.	20,000	22,798
Epistar Corp.	42,200	76,189
Faraday Technology Corp.	30,000	44,477
Formosa Epitaxy, Inc.	148,000	118,242
Global Mixed-mode Technology, Inc.	27,660	125,756
Infineon Technologies AG sponsored ADR (a)	52,900	451,237
Marvell Technology Group Ltd. (a)	26,300	464,458
MediaTek, Inc.	4,000	46,124
MoSys, Inc. (a)(d)	3,300	16,203
NVIDIA Corp. (a)	23,900	447,408
PLX Technology, Inc. (a)	4,600	35,098
PMC-Sierra, Inc. (a)	1,100	8,415
Richtek Technology Corp.	59,950	466,122
Seoul Semiconductor Co. Ltd.	3,361	49,138
Silicon Laboratories, Inc. (a)	2,500	90,225
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,000	36,550
Spansion, Inc. Class A (a)	24,700	55,575
STMicroelectronics NV (NY Shares)	15,200	157,016
Taiwan Semiconductor Co. Ltd.	61,000	54,663
Taiwan Semiconductor Manufacturing Co. Ltd.	414	887
Zoran Corp. (a)	16,200	189,540
		7,516,459
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		16,899,568
SOFTWARE - 16.8%
Application Software - 6.0%
Adobe Systems, Inc. (a)	5,400	212,706
Autonomy Corp. PLC (a)	26,200	469,654
Callidus Software, Inc. (a)	14,090	70,450
Citrix Systems, Inc. (a)	10,100	297,041
Concur Technologies, Inc. (a)	14,800	491,804
Global Digital Creations Holdings Ltd. (a)	1,048,000	48,386
Longtop Financial Technologies Ltd. ADR	15,800	261,648
Nuance Communications, Inc. (a)(d)	25,400	398,018
Salesforce.com, Inc. (a)	15,400	1,050,742
Smith Micro Software, Inc. (a)	50,500	287,850
SuccessFactors, Inc.	7,700	84,315
Synchronoss Technologies, Inc. (a)(d)	33,333	300,997
Taleo Corp. Class A (a)	30,196	591,540
Ulticom, Inc. (a)	38,693	328,891
		4,894,042
Home Entertainment Software - 8.8%
Electronic Arts, Inc. (a)	15,700	697,551

	Shares	Value
Gameloft (a)	32,800	$ 154,470
Nintendo Co. Ltd.	10,700	5,979,160
THQ, Inc. (a)	16,560	335,506
		7,166,687
Systems Software - 2.0%
BMC Software, Inc. (a)	4,500	162,000
Macrovision Solutions Corp. (a)	19	284
McAfee, Inc. (a)	8,600	292,658
Microsoft Corp.	1,500	41,265
Oracle Corp. (a)	35,800	751,800
VMware, Inc. Class A	6,500	350,090
		1,598,097
TOTAL SOFTWARE		13,658,826
SPECIALTY RETAIL - 1.5%
Computer & Electronics Retail - 1.5%
The Game Group PLC	213,700	1,232,681
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	4,900	176,449
TOTAL COMMON STOCKS (Cost $86,735,565)		77,076,821
Convertible Bonds - 0.9%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	121,935
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12	840,000	612,150
TOTAL CONVERTIBLE BONDS (Cost $783,653)		734,085
Money Market Funds - 14.6%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	4,329,309	4,329,309
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	7,475,945	7,475,945
TOTAL MONEY MARKET FUNDS (Cost $11,805,254)		11,805,254
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $99,324,472)	89,616,160
NET OTHER ASSETS - (10.4)%	(8,413,798)
NET ASSETS - 100%	$ 81,202,362
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 63,484 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,280
Fidelity Securities Lending Cash Central Fund	52,683
Total	$ 77,963
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 89,616,160	$ 79,542,645	$ 10,073,515	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.4%
Japan	7.4%
Cayman Islands	5.7%
Taiwan	4.5%
Canada	2.6%
United Kingdom	2.5%
Germany	1.8%
Bermuda	1.5%
Netherlands	1.4%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,150,634) - See accompanying schedule: Unaffiliated issuers (cost $87,519,218)	$ 77,810,906
Fidelity Central Funds (cost $11,805,254)	11,805,254
Total Investments (cost $99,324,472)		$ 89,616,160
Cash		1,177
Receivable for fund shares sold		2,012
Dividends receivable		143,225
Interest receivable		18,160
Distributions receivable from Fidelity Central Funds		21,845
Prepaid expenses		152
Other receivables		3,159
Total assets		89,805,890

Liabilities
Payable for investments purchased	$ 740,412
Payable for fund shares redeemed	303,426
Accrued management fee	40,591
Other affiliated payables	9,909
Other payables and accrued expenses	33,245
Collateral on securities loaned, at value	7,475,945
Total liabilities		8,603,528

Net Assets		$ 81,202,362
Net Assets consist of:
Paid in capital		$ 92,757,087
Accumulated net investment loss		(1,482)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,838,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,714,578)
Net Assets		$ 81,202,362

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($50,570,860 ÷ 6,555,860 shares)	$ 7.71

Investor Class: Net Asset Value, offering price and redemption price per share ($30,631,502 ÷ 3,989,337 shares)	$ 7.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 230,501
Interest		17,879
Income from Fidelity Central Funds (including $52,683 from security lending)		77,963
Total income		326,343

Expenses
Management fee	$ 223,156
Transfer agent fees	41,978
Accounting and security lending fees	16,023
Custodian fees and expenses	25,980
Independent trustees' compensation	178
Audit	17,506
Legal	159
Miscellaneous	6,922
Total expenses before reductions	331,902
Expense reductions	(4,077)	327,825
Net investment income (loss)		(1,482)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,475,533)
Foreign currency transactions	(305)
Total net realized gain (loss)		(1,475,838)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,952,895)
Assets and liabilities in foreign currencies	(5,288)
Total change in net unrealized appreciation (depreciation)		(15,958,183)
Net gain (loss)		(17,434,021)
Net increase (decrease) in net assets resulting from operations		$ (17,435,503)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,482)	$ (392,900)
Net realized gain (loss)	(1,475,838)	13,153,331
Change in net unrealized appreciation (depreciation)	(15,958,183)	(3,984,827)
Net increase (decrease) in net assets resulting from operations	(17,435,503)	8,775,604
Distributions to shareholders from net realized gain	(12,421,709)	(6,094,577)
Share transactions - net increase (decrease)	5,877,564	21,800,349
Redemption fees	27,434	44,921
Total increase (decrease) in net assets	(23,952,214)	24,526,297

Net Assets
Beginning of period	105,154,576	80,628,279
End of period (including accumulated net investment loss of $1,482 and undistributed net investment income of $0, respectively)	$ 81,202,362	$ 105,154,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.37	$ 10.35	$ 9.37	$ 9.33	$ 5.86
Income from Investment Operations
Net investment income (loss) E	- J	(.05)	(.04)	(.02)	.02 H	(.03)
Net realized and unrealized gain (loss)	(1.82)	1.52	.88	1.04	.01	3.49
Total from investment operations	(1.82)	1.47	.84	1.02	.03	3.46
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	(1.49)	(.83)	(.83)	-	-	-
Total distributions	(1.49)	(.83)	(.83)	(.04)	-	-
Redemption fees added to paid in capital E	- J	.01	.01	- J	.01	.01
Net asset value, end of period	$ 7.71	$ 11.02	$ 10.37	$ 10.35	$ 9.37	$ 9.33
Total Return B, C, D	(16.04)%	15.36%	8.19%	10.88%	.43%	59.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.81%	.80%	.79%	.75%	.83%
Expenses net of fee waivers, if any	.80% A	.81%	.80%	.79%	.75%	.83%
Expenses net of all reductions	.79% A	.79%	.77%	.62%	.68%	.75%
Net investment income (loss)	.03% A	(.44)%	(.43)%	(.24)%	.24%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,571	$ 70,788	$ 64,689	$ 78,892	$ 116,831	$ 167,274
Portfolio turnover rate G	209% A	213%	269%	249%	118%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.34	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss) E	- J	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(1.80)	1.50	.89	.64
Total from investment operations	(1.80)	1.44	.83	.62
Distributions from net realized gain	(1.49)	(.82)	(.83)	-
Redemption fees added to paid in capital E	- J	.01	.01	- J
Net asset value, end of period	$ 7.68	$ 10.97	$ 10.34	$ 10.33
Total Return B, C, D	(16.02)%	15.15%	8.10%	6.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.93%	.93%	.97% A
Expenses net of fee waivers, if any	.89% A	.93%	.93%	.97% A
Expenses net of all reductions	.88% A	.91%	.90%	.80% A
Net investment income (loss)	(.07)% A	(.56)%	(.56)%	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,632	$ 34,367	$ 15,939	$ 5,809
Portfolio turnover rate G	209% A	213%	269%	249%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Fund Name/Sector

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,873,789
Unrealized depreciation	(14,986,459)
Net unrealized appreciation (depreciation)	$ (10,112,670)
Cost for federal income tax purposes	$ 99,728,830

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase

4. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,675,605 and $94,287,846, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 19,477
Investor Class	22,501
$ 41,978

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,277 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,077 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $28,508, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ 8,440,333	$ 4,693,279
Investor Class	3,981,376	1,401,298
Total	$ 12,421,709	$ 6,094,577

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	660,753	2,595,070	$ 5,423,342	$ 28,838,207
Reinvestment of distributions	1,129,897	484,843	8,440,333	4,693,279
Shares redeemed	(1,659,749)	(2,892,839)	(14,136,623)	(29,640,764)
Net increase (decrease)	130,901	187,074	$ (272,948)	$ 3,890,722
Investor Class
Shares sold	1,320,663	2,580,889	$ 10,887,028	$ 28,186,641
Reinvestment of distributions	535,131	145,212	3,981,376	1,401,298
Shares redeemed	(999,754)	(1,134,869)	(8,717,892)	(11,678,312)
Net increase (decrease)	856,040	1,591,232	$ 6,150,512	$ 17,909,627

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0808
1.817388.103

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 783.10	$ 4.43
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02
Investor Class
Actual	$ 1,000.00	$ 782.90	$ 4.83**
Hypothetical A	$ 1,000.00	$ 1,019.44	$ 5.47**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Investor Class	1.09%**

** If changes to transfer agent contracts and voluntary expense limitations, effective February 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been 1.08% and the expenses paid in the actual and hypothetical examples above would have been $4.79 and $5.42, respectively.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	15.2	14.2
Qwest Communications International, Inc.	8.1	9.5
Global Crossing Ltd.	7.1	5.1
tw telecom, inc.	4.9	6.8
Deutsche Telekom AG (Reg.)	4.9	0.0
Verizon Communications, Inc.	4.8	6.7
Vodafone Group PLC sponsored ADR	4.7	4.3
Virgin Media, Inc.	4.6	0.1
Starent Networks Corp.	3.7	3.5
Gameloft	3.5	1.8
	61.5
Top Industries (% of fund's net assets)
As of June 30, 2008
Diversified Telecommunication Services	56.1%
Wireless Telecommunication Services	22.5%
Media	10.5%
Software	4.4%
Communications Equipment	4.3%
All Others*	2.2%

As of December 31, 2007
Diversified Telecommunication Services	59.8%
Wireless Telecommunication Services	25.4%
Software	6.9%
Communications Equipment	4.4%
Internet Software & Services	3.6%
All Others**	(0.1)%

* Includes short-term investments and net other assets.
** All other industries, short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.3%
Communications Equipment - 4.3%
Aruba Networks, Inc. (a)	5	$ 26
Infinera Corp.	1,400	12,348
Juniper Networks, Inc. (a)	800	17,744
Sandvine Corp. (a)	100	138
Sonus Networks, Inc. (a)	1,100	3,762
Starent Networks Corp.	16,593	208,740
		242,758
COMPUTERS & PERIPHERALS - 0.9%
Computer Hardware - 0.9%
Apple, Inc. (a)	300	50,232
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.1%
Alternative Carriers - 13.6%
Cable & Wireless PLC	300	897
Cogent Communications Group, Inc. (a)	1,000	13,400
Global Crossing Ltd. (a)	22,284	399,775
Level 3 Communications, Inc. (a)	22,612	66,705
PAETEC Holding Corp. (a)	1,400	8,890
tw telecom, inc. (a)	17,358	278,249
		767,916
Integrated Telecommunication Services - 42.5%
AT&T, Inc.	25,500	859,097
BT Group PLC	103	408
Cbeyond, Inc. (a)	3,743	59,963
Cincinnati Bell, Inc. (a)	4,200	16,716
Deutsche Telekom AG (Reg.)	16,900	276,994
Embarq Corp.	500	23,635
FairPoint Communications, Inc.	622	4,485
France Telecom SA	2,500	73,318
NTELOS Holdings Corp.	36	913
PT Indosat Tbk	175,500	128,400
PT Telkomunikasi Indonesia Tbk Series B	7,000	5,539
Qwest Communications International, Inc.	115,700	454,701
Telefonica SA sponsored ADR	2,400	190,992
Telenor ASA	100	1,877
Telenor ASA sponsored ADR	70	3,934
Telkom SA Ltd.	500	9,034
Verizon Communications, Inc.	7,700	272,580
Windstream Corp.	700	8,638
		2,391,224
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,159,140
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	200	7,140

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
SAVVIS, Inc. (a)	2,900	$ 37,439
MEDIA - 10.5%
Broadcasting & Cable TV - 10.5%
Comcast Corp. Class A	3,800	72,086
Dish TV India Ltd. (a)	112	78
The DIRECTV Group, Inc. (a)	4,900	126,959
Time Warner Cable, Inc. (a)	5,200	137,696
Virgin Media, Inc.	18,900	257,229
		594,048
SOFTWARE - 4.4%
Application Software - 0.6%
Nuance Communications, Inc. (a)	300	4,701
OnMobile Global Ltd.	152	1,810
Synchronoss Technologies, Inc. (a)	3,337	30,133
		36,644
Home Entertainment Software - 3.8%
Gameloft (a)	42,014	197,863
Glu Mobile, Inc. (a)	3,089	14,920
		212,783
TOTAL SOFTWARE		249,427
WIRELESS TELECOMMUNICATION SERVICES - 22.5%
Wireless Telecommunication Services - 22.5%
America Movil SAB de CV Series L sponsored ADR	200	10,550
American Tower Corp. Class A (a)	4,600	194,350
Bharti Airtel Ltd. (a)	1,765	29,653
Centennial Communications Corp. Class A (a)	1,700	11,883
China Mobile (Hong Kong) Ltd. sponsored ADR	400	26,780
China Unicom Ltd. sponsored ADR	100	1,852
Clearwire Corp. (a)	350	4,536
Crown Castle International Corp. (a)	2,900	112,317
Idea Cellular Ltd. (a)	57,569	125,249
Leap Wireless International, Inc. (a)	700	30,219
MetroPCS Communications, Inc. (a)	857	15,177
Millicom International Cellular SA	1,400	144,900
MTN Group Ltd.	700	11,129
NII Holdings, Inc. (a)	1,100	52,239
SBA Communications Corp. Class A (a)	2,036	73,316
Sprint Nextel Corp.	11,187	106,277
Syniverse Holdings, Inc. (a)	532	8,618
Telephone & Data Systems, Inc.	300	14,181
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Turkcell Iletisim Hizmet AS sponsored ADR	2,100	$ 30,555
Vodafone Group PLC sponsored ADR	8,900	262,194
		1,265,975
TOTAL COMMON STOCKS (Cost $6,994,909)		5,606,159
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $67,264)	67,264	$ 67,264
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,062,173)	5,673,423
NET OTHER ASSETS - (0.7)%	(40,624)
NET ASSETS - 100%	$ 5,632,799
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,011
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,673,423	$ 5,122,066	$ 551,357	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.7%
Bermuda	7.1%
Germany	4.9%
France	4.8%
United Kingdom	4.7%
Spain	3.4%
India	2.7%
Luxembourg	2.6%
Indonesia	2.4%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $185,327 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,994,909)	$ 5,606,159
Fidelity Central Funds (cost $67,264)	67,264
Total Investments (cost $7,062,173)		$ 5,673,423
Foreign currency held at value (cost $35,765)		35,765
Receivable for investments sold		124,822
Dividends receivable		14,072
Distributions receivable from Fidelity Central Funds		151
Prepaid expenses		19
Receivable from investment adviser for expense reductions		2,794
Other receivables		1,178
Total assets		5,852,224

Liabilities
Payable for investments purchased	$ 184,430
Payable for fund shares redeemed	9,258
Accrued management fee	2,946
Other affiliated payables	796
Other payables and accrued expenses	21,995
Total liabilities		219,425

Net Assets		$ 5,632,799
Net Assets consist of:
Paid in capital		$ 8,317,042
Undistributed net investment income		39,756
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,335,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,388,722)
Net Assets		$ 5,632,799

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,571,430 ÷ 350,858 shares)	$ 7.33

Investor Class: Net Asset Value, offering price and redemption price per share ($3,061,369 ÷ 418,401 shares)	$ 7.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 71,770
Interest		76
Income from Fidelity Central Funds		1,011
Total income		72,857

Expenses
Management fee	$ 17,750
Transfer agent fees	6,455
Accounting fees and expenses	1,241
Custodian fees and expenses	17,630
Independent trustees' compensation	15
Audit	13,434
Legal	10
Miscellaneous	594
Total expenses before reductions	57,129
Expense reductions	(24,028)	33,101
Net investment income (loss)		39,756
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,089,353)
Foreign currency transactions	(495)
Total net realized gain (loss)		(1,089,848)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $593)	(690,220)
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		(690,190)
Net gain (loss)		(1,780,038)
Net increase (decrease) in net assets resulting from operations		$ (1,740,282)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,756	$ 38,828
Net realized gain (loss)	(1,089,848)	161,086
Change in net unrealized appreciation (depreciation)	(690,190)	(698,532)
Net increase (decrease) in net assets resulting from operations	(1,740,282)	(498,618)
Distributions to shareholders from net investment income	-	(41,369)
Distributions to shareholders from net realized gain	-	(405,249)
Total distributions	-	(446,618)
Share transactions - net increase (decrease)	(882,937)	9,194,365
Redemption fees	1,787	5,102
Total increase (decrease) in net assets	(2,621,432)	8,254,231

Net Assets
Beginning of period	8,254,231	-
End of period (including undistributed net investment income of $39,756 and $0, respectively)	$ 5,632,799	$ 8,254,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

For the period ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.05
Net realized and unrealized gain (loss)	(2.08)	(.17)
Total from investment operations	(2.03)	(.12)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.48)
Total distributions	-	(.53)
Redemption fees added to paid in capitalE	-	.01
Net asset value, end of period	$ 7.33	$ 9.36
Total Return B, C, D	(21.69)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.75% A	1.37% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	.99% A	1.00% A
Net investment income (loss)	1.29% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,571	$ 3,956
Portfolio turnover rate G	198% A	160% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

For the period ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.04
Net realized and unrealized gain (loss)	(2.08)	(.17)
Total from investment operations	(2.03)	(.13)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.48)
Total distributions	-	(.53)
Redemption fees added to paid in capital E	-	.01
Net asset value, end of period	$ 7.32	$ 9.35
Total Return B, C, D	(21.71)%	(1.28)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.83% A	1.50% A
Expenses net of fee waivers, if any	1.09% A	1.15% A
Expenses net of all reductions	1.08% A	1.15% A
Net investment income (loss)	1.21% A	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,061	$ 4,298
Portfolio turnover rate G	198% A	160% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 100,725
Unrealized depreciation	(1,602,220)
Net unrealized appreciation (depreciation)	$ (1,501,495)
Cost for federal income tax purposes	$ 7,174,918

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $6,376,891 and $7,268,502, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	2,417
Investor Class	4,038
$ 6,455

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $345 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	11,296
Investor Class	1.15% to 1.08%*	12,392
		$23,688

* Expense limitation in effect at period end.

Effective February 1, 2008 the expense limitations changed to 1.08%, for the Investor Class.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $340 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007 A
From net investment income
Initial Class	-	19,585
Investor Class	-	21,784
Total	$ -	$ 41,369
From net realized gain
Initial Class	-	191,851
Investor Class	-	213,398
Total	$ -	$ 405,249

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007 A	Six months ended June 30, 2008	Year ended December 31, 2007 A
Initial Class
Shares sold	51,996	673,203	$ 420,744	$ 7,061,076
Reinvestment of distributions	-	22,280	-	211,436
Shares redeemed	(123,674)	(272,947)	(981,086)	(2,817,196)
Net increase (decrease)	(71,678)	422,536	$ (560,342)	$ 4,455,316
Investor Class
Shares sold	71,093	695,098	$ 565,140	$ 7,280,048
Reinvestment of distributions	-	24,808	-	235,182
Shares redeemed	(112,231)	(260,367)	(887,735)	(2,776,181)
Net increase (decrease)	(41,138)	459,539	$ (322,595)	$ 4,739,049

A For the period April 24, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0808
1.851007.101

Fidelity® Variable Insurance Products:
Utilities Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 973.40	$ 3.58
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Investor Class
Actual	$ 1,000.00	$ 972.50	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.73%
Investor Class	.83%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	12.9	8.5
PPL Corp.	11.8	9.0
FPL Group, Inc.	7.6	4.9
Entergy Corp.	6.7	5.4
Public Service Enterprise Group, Inc.	5.9	3.8
NRG Energy, Inc.	5.2	3.9
FirstEnergy Corp.	4.9	4.0
Sempra Energy	4.8	3.8
Allegheny Energy, Inc.	4.8	4.4
Edison International	4.2	3.9
	68.8
Top Industries (% of fund's net assets)
As of June 30, 2008
Electric Utilities	58.4%
Multi-utilities	16.6%
Independent Power Producers & Energy Traders	16.4%
Gas Utilities	5.3%
Oil, Gas & Consumable Fuels	0.7%
All Others*	2.6%

As of December 31, 2007
Electric Utilities	51.0%
Independent Power Producers & Energy Traders	20.9%
Multi-utilities	18.6%
Gas Utilities	5.4%
Water Utilities	0.6%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	23,100	$ 227,304
Specialized Finance - 0.2%
Climate Exchange PLC (a)	4,600	174,197
TOTAL DIVERSIFIED FINANCIAL SERVICES		401,501
ELECTRIC UTILITIES - 58.4%
Electric Utilities - 58.4%
Allegheny Energy, Inc.	92,000	4,610,120
American Electric Power Co., Inc.	95,300	3,833,919
Edison International	78,300	4,023,054
Entergy Corp.	53,200	6,409,536
Exelon Corp.	138,300	12,441,468
FirstEnergy Corp.	57,720	4,752,088
FPL Group, Inc.	111,700	7,325,286
PPL Corp.	216,200	11,300,774
Sierra Pacific Resources	115,600	1,469,276
		56,165,521
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.3%
General Cable Corp. (a)(d)	4,500	273,825
Heavy Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	6,600	186,912
Suzlon Energy Ltd.	30,000	150,908
		337,820
TOTAL ELECTRICAL EQUIPMENT		611,645
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
Energen Corp.	13,300	1,037,799
Equitable Resources, Inc.	22,700	1,567,662
Questar Corp.	35,000	2,486,400
		5,091,861
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 16.4%
Independent Power Producers & Energy Traders - 16.4%
AES Corp. (a)	135,450	2,601,995
Constellation Energy Group, Inc.	46,000	3,776,600

	Shares	Value
Dynegy, Inc. Class A (a)	28,200	$ 241,110
Mirant Corp. (a)(d)	49,700	1,945,755
NRG Energy, Inc. (a)	117,100	5,023,590
Reliant Energy, Inc. (a)	101,800	2,165,286
		15,754,336
MULTI-UTILITIES - 16.6%
Multi-Utilities - 16.6%
Aquila, Inc. (a)	67,500	254,475
CenterPoint Energy, Inc.	56,700	910,035
Dominion Resources, Inc.	44,500	2,113,305
PG&E Corp.	61,600	2,444,904
Public Service Enterprise Group, Inc.	122,500	5,626,425
Sempra Energy	82,300	4,645,835
		15,994,979
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Cameco Corp.	16,200	696,091
TOTAL COMMON STOCKS (Cost $78,784,314)		94,715,934
Money Market Funds - 2.2%

Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c) (Cost $2,063,075)	2,063,075	2,063,075
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $80,847,389)	96,779,009
NET OTHER ASSETS - (0.6)%	(538,752)
NET ASSETS - 100%	$ 96,240,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,920
Fidelity Securities Lending Cash Central Fund	4,820
Total	$ 26,740
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 96,779,009	$ 96,604,812	$ 174,197	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,046,135) - See accompanying schedule: Unaffiliated issuers (cost $78,784,314)	$ 94,715,934
Fidelity Central Funds (cost $2,063,075)	2,063,075
Total Investments (cost $80,847,389)		$ 96,779,009
Receivable for investments sold		1,926,620
Receivable for fund shares sold		11
Dividends receivable		171,948
Distributions receivable from Fidelity Central Funds		4,692
Prepaid expenses		172
Other receivables		30
Total assets		98,882,482

Liabilities
Payable to custodian bank	$ 244,441
Payable for fund shares redeemed	251,375
Accrued management fee	46,478
Other affiliated payables	11,119
Other payables and accrued expenses	25,737
Collateral on securities loaned, at value	2,063,075
Total liabilities		2,642,225

Net Assets		$ 96,240,257
Net Assets consist of:
Paid in capital		$ 79,174,806
Undistributed net investment income		837,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		296,545
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,931,613
Net Assets		$ 96,240,257

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($62,904,960 ÷ 4,948,243 shares)	$ 12.71

Investor Class: Net Asset Value, offering price and redemption price per share ($33,335,297 ÷ 2,632,255 shares)	$ 12.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,215,641
Interest		510
Income from Fidelity Central Funds		26,740
Total income		1,242,891

Expenses
Management fee	$ 296,652
Transfer agent fees	54,807
Accounting and security lending fees	21,074
Custodian fees and expenses	6,254
Independent trustees' compensation	237
Audit	17,532
Legal	160
Miscellaneous	9,544
Total expenses before reductions	406,260
Expense reductions	(662)	405,598
Net investment income (loss)		837,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	491,258
Foreign currency transactions	1,674
Total net realized gain (loss)		492,932
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,951,956)
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		(5,951,963)
Net gain (loss)		(5,459,031)
Net increase (decrease) in net assets resulting from operations		$ (4,621,738)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 837,293	$ 2,144,694
Net realized gain (loss)	492,932	2,935,331
Change in net unrealized appreciation (depreciation)	(5,951,963)	12,809,570
Net increase (decrease) in net assets resulting from operations	(4,621,738)	17,889,595
Distributions to shareholders from net investment income	-	(2,306,423)
Distributions to shareholders from net realized gain	(278,438)	(2,632,223)
Total distributions	(278,438)	(4,938,646)
Share transactions - net increase (decrease)	(25,178,707)	17,247,792
Redemption fees	17,919	60,056
Total increase (decrease) in net assets	(30,060,964)	30,258,797

Net Assets
Beginning of period	126,301,221	96,042,424
End of period (including undistributed net investment income of $837,293 and $0, respectively)	$ 96,240,257	$ 126,301,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 11.29	$ 9.53	$ 9.14	$ 7.42	$ 5.95
Income from Investment Operations
Net investment income (loss) E	.10	.21	.24	.17	.17 H	.08
Net realized and unrealized gain (loss)	(.45)	2.12	2.76	.71	1.65	1.45
Total from investment operations	(.35)	2.33	3.00	.88	1.82	1.53
Distributions from net investment income	-	(.25)	(.14)	(.19)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.29)	(1.10)	(.30)	-	-
Total distributions	(.03)	(.54)	(1.24) L	(.49) K	(.11)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.01	.02
Net asset value, end of period	$ 12.71	$ 13.09	$ 11.29	$ 9.53	$ 9.14	$ 7.42
Total Return B, C, D	(2.66)%	20.67%	31.79%	9.54%	24.61%	26.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.73%	.81%	.83%	1.04%	1.71%
Expenses net of fee waivers, if any	.73% A	.73%	.81%	.83%	1.04%	1.50%
Expenses net of all reductions	.73% A	.73%	.80%	.80%	1.00%	1.46%
Net investment income (loss)	1.60% A	1.65%	2.20%	1.81%	2.03%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,905	$ 84,105	$ 77,153	$ 36,444	$ 38,182	$ 11,700
Portfolio turnover rate G	60% A	90%	139%	100%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 11.26	$ 9.52	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.09	.19	.23	.05
Net realized and unrealized gain (loss)	(.45)	2.12	2.75	.24
Total from investment operations	(.36)	2.31	2.98	.29
Distributions from net investment income	-	(.24)	(.13)	(.20)
Distributions from net realized gain	(.03)	(.29)	(1.10)	(.30)
Total distributions	(.03)	(.53)	(1.24) L	(.49) K
Redemption fees added to paid in capital E	- J	.01	- J	- J
Net asset value, end of period	$ 12.66	$ 13.05	$ 11.26	$ 9.52
Total Return B, C, D	(2.75)%	20.53%	31.56%	2.94%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.84%	.96%	1.16% A
Expenses net of fee waivers, if any	.83% A	.84%	.96%	1.16% A
Expenses net of all reductions	.82% A	.84%	.96%	1.12% A
Net investment income (loss)	1.51% A	1.53%	2.04%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,335	$ 42,196	$ 18,889	$ 1,150
Portfolio turnover rate G	60% A	90%	139%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,822,874
Unrealized depreciation	(2,298,358)
Net unrealized appreciation (depreciation)	$ 15,524,516
Cost for federal income tax purposes	$ 81,254,493

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,207,281 and $53,181,103, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 25,465
Investor Class	29,342
$ 54,807

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $755 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $113 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,820.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $662 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,366, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 1,565,772
Investor Class	-	740,651
Total	$ -	$ 2,306,423
From net realized gain
Initial Class	$ 185,094	$ 1,776,075
Investor Class	93,344	856,148
Total	$ 278,438	$ 2,632,223

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	246,868	4,552,813	$ 3,117,218	$ 58,700,689
Reinvestment of distributions	15,197	253,185	185,094	3,341,847
Shares redeemed	(1,737,372)	(5,217,379)	(21,301,766)	(65,354,798)
Net increase (decrease)	(1,475,307)	(411,381)	$ (17,999,454)	$ (3,312,262)
Investor Class
Shares sold	389,273	3,608,070	$ 4,847,580	$ 46,292,465
Reinvestment of distributions	7,689	121,138	93,344	1,596,799
Shares redeemed	(998,155)	(2,173,696)	(12,120,177)	(27,329,210)
Net increase (decrease)	(601,193)	1,555,512	$ (7,179,253)	$ 20,560,054

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0808
1.817394.103

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 849.40	$ 3.68
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class
Actual	$ 1,000.00	$ 849.10	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47
Service Class 2
Actual	$ 1,000.00	$ 849.20	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22
Investor Class
Actual	$ 1,000.00	$ 849.20	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.80%
Service Class	.89%
Service Class 2	1.04%
Investor Class	.89%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	6.1	4.6
AT&T, Inc.	3.7	4.0
Exxon Mobil Corp.	3.1	2.9
Bank of America Corp.	3.0	4.3
JPMorgan Chase & Co.	2.6	2.9
American International Group, Inc.	2.6	3.7
General Electric Co.	2.3	3.0
Verizon Communications, Inc.	2.2	2.2
Occidental Petroleum Corp.	2.1	1.6
Ultra Petroleum Corp.	1.6	1.5
	29.3
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	28.7
Energy	21.1	18.2
Industrials	8.9	9.9
Consumer Discretionary	7.1	6.7
Health Care	7.1	6.0
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Stocks 98.7%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	13.0%	** Foreign investments	14.3%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.2%
Johnson Controls, Inc.	4,800	$ 137,664
Automobiles - 0.3%
Renault SA	2,400	195,327
Diversified Consumer Services - 0.4%
H&R Block, Inc.	12,100	258,940
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc. (a)	3,800	162,754
Household Durables - 1.9%
Black & Decker Corp.	4,400	253,044
Centex Corp.	26,900	359,653
KB Home	33,600	568,848
Whirlpool Corp.	2,000	123,460
		1,305,005
Leisure Equipment & Products - 0.3%
Brunswick Corp.	7,000	74,200
Eastman Kodak Co.	11,520	166,234
		240,434
Media - 1.4%
News Corp. Class A	21,700	326,368
Regal Entertainment Group Class A	7,900	120,712
Time Warner, Inc.	35,000	518,000
		965,080
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	6,700	260,161
Home Depot, Inc.	7,650	179,163
PetSmart, Inc.	8,100	161,595
Ross Stores, Inc.	12,100	429,792
Staples, Inc.	15,100	358,625
Williams-Sonoma, Inc. (d)	10,000	198,400
		1,587,736
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	7,400	104,710
TOTAL CONSUMER DISCRETIONARY		4,957,650
CONSUMER STAPLES - 6.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	4,300	233,619
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	10,100	399,657
Kroger Co.	8,400	242,508
SUPERVALU, Inc.	7,200	222,408
Sysco Corp.	8,100	222,831
Winn-Dixie Stores, Inc. (a)	11,700	187,434
		1,274,838
Food Products - 1.7%
Cermaq ASA	8,700	103,617

	Shares	Value
Marine Harvest ASA (a)	206,000	$ 150,879
Nestle SA (Reg.)	20,630	929,775
		1,184,271
Household Products - 1.6%
Energizer Holdings, Inc. (a)	3,100	226,579
Procter & Gamble Co.	15,000	912,150
		1,138,729
Tobacco - 1.4%
Altria Group, Inc.	26,200	538,672
British American Tobacco PLC sponsored ADR	6,600	457,050
		995,722
TOTAL CONSUMER STAPLES		4,827,179
ENERGY - 21.1%
Energy Equipment & Services - 3.6%
BJ Services Co.	12,300	392,862
ENSCO International, Inc.	3,050	246,257
Nabors Industries Ltd. (a)	19,200	945,216
National Oilwell Varco, Inc. (a)	8,826	783,043
Petroleum Geo-Services ASA	6,500	159,166
		2,526,544
Oil, Gas & Consumable Fuels - 17.5%
Chesapeake Energy Corp.	6,600	435,336
ConocoPhillips	45,380	4,283,415
EOG Resources, Inc.	6,300	826,560
Exxon Mobil Corp.	24,600	2,167,998
Hess Corp.	3,200	403,808
Occidental Petroleum Corp.	16,400	1,473,704
Quicksilver Resources, Inc. (a)	10,500	405,720
Suncor Energy, Inc.	2,900	168,421
Ultra Petroleum Corp. (a)	11,400	1,119,480
Uranium One, Inc. (a)	9,800	46,147
Valero Energy Corp.	21,300	877,134
		12,207,723
TOTAL ENERGY		14,734,267
FINANCIALS - 24.0%
Capital Markets - 4.1%
Charles Schwab Corp.	9,368	192,419
Franklin Resources, Inc.	4,700	430,755
Julius Baer Holding AG	3,707	248,627
KKR Private Equity Investors, LP	16,538	212,513
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	21,845
Lehman Brothers Holdings, Inc.	29,700	588,357
Morgan Stanley	12,100	436,447
State Street Corp.	7,800	499,122
T. Rowe Price Group, Inc.	4,500	254,115
		2,884,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.3%
Associated Banc-Corp.	6,558	$ 126,504
HSBC Holdings PLC sponsored ADR	3,700	283,790
KeyCorp	12,400	136,152
SunTrust Banks, Inc.	7,100	257,162
Wachovia Corp.	48,801	757,880
		1,561,488
Consumer Finance - 0.3%
Capital One Financial Corp.	5,500	209,055
Diversified Financial Services - 7.1%
Bank of America Corp.	87,308	2,084,042
CIT Group, Inc.	12,200	83,082
Citigroup, Inc.	48,500	812,860
JPMorgan Chase & Co.	52,796	1,811,431
KKR Financial Holdings LLC	17,200	180,600
		4,972,015
Insurance - 5.9%
ACE Ltd.	7,820	430,804
AMBAC Financial Group, Inc.	1,541	2,065
American International Group, Inc.	68,060	1,800,868
Argo Group International Holdings, Ltd. (a)	5,952	199,749
Everest Re Group Ltd.	2,100	167,391
Genworth Financial, Inc. Class A (non-vtg.)	8,700	154,947
Hartford Financial Services Group, Inc.	6,900	445,533
IPC Holdings Ltd.	13,638	362,089
LandAmerica Financial Group, Inc.	4,300	95,417
MBIA, Inc.	2,800	12,292
National Financial Partners Corp.	5,200	103,064
Principal Financial Group, Inc.	6,400	268,608
XL Capital Ltd. Class A	4,300	88,408
		4,131,235
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	3,000	292,020
Annaly Capital Management, Inc.	17,800	276,078
CapitalSource, Inc.	14,500	160,660
General Growth Properties, Inc.	11,070	387,782
Simon Property Group, Inc.	1,200	107,868
		1,224,408
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	20,400	391,680
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	6,500	27,625
Fannie Mae	29,310	571,838
Freddie Mac	10,600	173,840
Washington Federal, Inc.	13,300	240,730

	Shares	Value
Washington Mutual, Inc.	68,014	$ 335,309
		1,349,342
TOTAL FINANCIALS		16,723,423
HEALTH CARE - 7.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	11,200	528,192
Biogen Idec, Inc. (a)	3,200	178,848
Cephalon, Inc. (a)	2,600	173,394
		880,434
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	4,100	262,154
Boston Scientific Corp. (a)	20,200	248,258
Covidien Ltd.	13,582	650,442
Medtronic, Inc.	11,100	574,425
		1,735,279
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	8,400	171,024
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	4,100	228,493
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	8,861	181,916
Johnson & Johnson	4,100	263,794
Merck & Co., Inc.	24,900	938,481
Sepracor, Inc. (a)	7,500	149,400
Wyeth	8,160	391,354
		1,924,945
TOTAL HEALTH CARE		4,940,175
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	14,400	724,032
Raytheon Co.	2,600	146,328
United Technologies Corp.	11,400	703,380
		1,573,740
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	5,300	325,791
Airlines - 0.1%
Delta Air Lines, Inc. (a)	7,400	42,180
Northwest Airlines Corp. (a)	7,000	46,620
		88,800
Building Products - 0.4%
Masco Corp.	10,500	165,165
Owens Corning (a)	6,000	136,500
		301,665
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	16,300	$ 205,706
The Brink's Co.	2,700	176,634
		382,340
Electrical Equipment - 0.2%
SolarWorld AG	2,400	114,210
Industrial Conglomerates - 3.0%
General Electric Co.	60,740	1,621,151
Siemens AG sponsored ADR	4,400	484,572
		2,105,723
Machinery - 1.1%
Cummins, Inc.	2,100	137,592
Illinois Tool Works, Inc.	3,200	152,032
Ingersoll-Rand Co. Ltd. Class A	6,600	247,038
Sulzer AG (Reg.)	1,994	251,944
		788,606
Road & Rail - 0.8%
Con-way, Inc.	2,700	127,602
Knight Transportation, Inc.	22,900	419,070
		546,672
TOTAL INDUSTRIALS		6,227,547
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	17,300	402,398
Motorola, Inc.	18,100	132,854
		535,252
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	16,100	711,781
International Business Machines Corp.	3,000	355,590
NCR Corp. (a)	9,200	231,840
		1,299,211
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	1,200	53,856
Arrow Electronics, Inc. (a)	6,800	208,896
Avnet, Inc. (a)	12,200	332,816
Flextronics International Ltd. (a)	18,600	174,840
Motech Industries, Inc.	17,975	139,759
Tyco Electronics Ltd.	7,682	275,169
		1,185,336
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	5,200	196,560
IT Services - 0.4%
The Western Union Co.	11,700	289,224
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	11,600	221,444
Atmel Corp. (a)	20,100	69,948
Lam Research Corp. (a)	5,900	213,285
Maxim Integrated Products, Inc.	5,800	122,670

	Shares	Value
Novellus Systems, Inc. (a)	7,300	$ 154,687
ON Semiconductor Corp. (a)	4,100	37,597
		819,631
TOTAL INFORMATION TECHNOLOGY		4,325,214
MATERIALS - 3.5%
Chemicals - 0.5%
Agrium, Inc.	1,000	107,863
Albemarle Corp.	5,010	199,949
		307,812
Containers & Packaging - 0.1%
Temple-Inland, Inc.	5,400	60,858
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	1,900	142,572
Alcoa, Inc.	15,100	537,862
Allegheny Technologies, Inc.	1,500	88,920
ArcelorMittal SA (NY Shares) Class A	5,200	515,164
Carpenter Technology Corp.	4,500	196,425
Lihir Gold Ltd. (a)	57,125	180,189
Newcrest Mining Ltd.	7,330	205,910
Randgold Resources Ltd. sponsored ADR	3,900	180,102
		2,047,144
TOTAL MATERIALS		2,415,814
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	75,740	2,551,681
Cincinnati Bell, Inc. (a)	40,600	161,588
Embarq Corp.	3,600	170,172
Qwest Communications International, Inc.	42,300	166,239
Verizon Communications, Inc.	42,500	1,504,500
		4,554,180
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	3,950	166,888
TOTAL TELECOMMUNICATION SERVICES		4,721,068
UTILITIES - 6.5%
Electric Utilities - 2.9%
E.ON AG sponsored ADR	3,700	247,900
Edison International	6,500	333,970
Entergy Corp.	6,700	807,216
PPL Corp.	12,600	658,602
		2,047,688
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	13,500	259,335
Constellation Energy Group, Inc.	10,000	821,000
NRG Energy, Inc. (a)	9,600	411,840
Reliant Energy, Inc. (a)	18,100	384,987
		1,877,162
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.9%
CMS Energy Corp.	13,700	$ 204,130
Sempra Energy	4,900	276,605
Wisconsin Energy Corp.	3,700	167,314
		648,049
TOTAL UTILITIES		4,572,899
TOTAL COMMON STOCKS (Cost $75,941,970)		68,445,236
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.4%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	100	88,138
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	700	28,616
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 8.75%	4,400	169,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $355,000)		286,154
Investment Companies - 0.2%

Ares Capital Corp. (Cost $196,482)	11,766	118,601
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	849,665	$ 849,665
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	84,000	84,000
TOTAL MONEY MARKET FUNDS (Cost $933,665)		933,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,427,117)		$ 69,783,656
NET OTHER ASSETS - 0.0%		3,251
NET ASSETS - 100%		$ 69,786,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,845 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,637
Fidelity Securities Lending Cash Central Fund	9,225
Total	$ 22,862
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 69,783,656	$ 67,343,957	$ 2,439,699	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.0%
Bermuda	2.7%
Canada	2.3%
Switzerland	2.1%
United Kingdom	1.5%
Germany	1.2%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,728) - See accompanying schedule: Unaffiliated issuers (cost $76,493,452)	$ 68,849,991
Fidelity Central Funds (cost $933,665)	933,665
Total Investments (cost $77,427,117)		$ 69,783,656
Receivable for investments sold		434,072
Receivable for fund shares sold		141,285
Dividends receivable		107,810
Distributions receivable from Fidelity Central Funds		3,559
Prepaid expenses		122
Other receivables		212
Total assets		70,470,716

Liabilities
Payable to custodian bank	$ 77,427
Payable for investments purchased	297,647
Payable for fund shares redeemed	143,392
Accrued management fee	35,181
Distribution fees payable	1,197
Other affiliated payables	9,242
Other payables and accrued expenses	35,723
Collateral on securities loaned, at value	84,000
Total liabilities		683,809

Net Assets		$ 69,786,907
Net Assets consist of:
Paid in capital		$ 77,702,124
Undistributed net investment income		637,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(910,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,642,639)
Net Assets		$ 69,786,907

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($28,607,330 ÷ 2,427,915 shares)	$ 11.78

Service Class: Net Asset Value, offering price and redemption price per share ($2,073,246 ÷ 176,413 shares)	$ 11.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,350,327 ÷ 371,931 shares)	$ 11.70

Investor Class: Net Asset Value, offering price and redemption price per share ($34,756,004 ÷ 2,955,339 shares)	$ 11.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 928,177
Interest		154
Income from Fidelity Central Funds		22,862
Total income		951,193

Expenses
Management fee	$ 208,731
Transfer agent fees	43,963
Distribution fees	7,590
Accounting and security lending fees	14,692
Custodian fees and expenses	19,213
Independent trustees' compensation	161
Audit	21,728
Legal	106
Miscellaneous	6,940
Total expenses before reductions	323,124
Expense reductions	(140)	322,984
Net investment income (loss)		628,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(280,623)
Investment not meeting investment restrictions	225
Foreign currency transactions	(5,264)
Total net realized gain (loss)		(285,662)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,700,024)
Assets and liabilities in foreign currencies	474
Total change in net unrealized appreciation (depreciation)		(12,699,550)
Net gain (loss)		(12,985,212)
Net increase (decrease) in net assets resulting from operations		$ (12,357,003)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 628,209	$ 1,020,800
Net realized gain (loss)	(285,662)	5,681,847
Change in net unrealized appreciation (depreciation)	(12,699,550)	(3,353,550)
Net increase (decrease) in net assets resulting from operations	(12,357,003)	3,349,097
Distributions to shareholders from net investment income	-	(1,022,650)
Distributions to shareholders from net realized gain	(105,299)	(7,264,777)
Total distributions	(105,299)	(8,287,427)
Share transactions - net increase (decrease)	4,034,242	5,228,300
Total increase (decrease) in net assets	(8,428,060)	289,970

Net Assets
Beginning of period	78,214,967	77,924,997
End of period (including undistributed net investment income of $637,957 and undistributed net investment income of $9,748, respectively)	$ 69,786,907	$ 78,214,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 14.82	$ 13.30	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.20	.15	.13	.10 H	.04
Net realized and unrealized gain (loss)	(2.20)	.48	1.86	1.11	1.59	1.21
Total from investment operations	(2.09)	.68	2.01	1.24	1.69	1.25
Distributions from net investment income	-	(.21)	(.13)	(.07)	(.08)	(.04)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.02)	(1.61)	(.49) L	(.22) K	(.61)	(.05)
Net asset value, end of period	$ 11.78	$ 13.89	$ 14.82	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D	(15.06)%	4.56%	15.18%	10.18%	15.15%	12.51%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.84%	.98%	2.07%	3.63% A
Expenses net of fee waivers, if any	.80% A	.80%	.84%	.85%	1.00%	1.06% A
Expenses net of all reductions	.80% A	.80%	.83%	.81%	.96%	1.04% A
Net investment income (loss)	1.74% A	1.27%	1.09%	1.00%	.88%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,607	$ 30,300	$ 42,725	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate G	82% A	98%	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share. L Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 14.80	$ 13.28	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.18	.14	.10	.09 H	.04
Net realized and unrealized gain (loss)	(2.20)	.48	1.86	1.13	1.59	1.20
Total from investment operations	(2.09)	.66	2.00	1.23	1.68	1.24
Distributions from net investment income	-	(.20)	(.12)	(.05)	(.08)	(.04)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.02)	(1.60)	(.48) L	(.21) K	(.61)	(.05)
Net asset value, end of period	$ 11.75	$ 13.86	$ 14.80	$ 13.28	$ 12.26	$ 11.19
Total Return B, C, D	(15.09)%	4.43%	15.11%	10.10%	15.08%	12.41%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.89%	.93%	1.42%	2.17%	3.73% A
Expenses net of fee waivers, if any	.89% A	.89%	.93%	.97%	1.10%	1.16% A
Expenses net of all reductions	.89% A	.89%	.93%	.93%	1.06%	1.14% A
Net investment income (loss)	1.65% A	1.18%	1.00%	.78%	.78%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,073	$ 2,577	$ 2,458	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate G	82% A	98%	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share. L Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 14.75	$ 13.25	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.15	.12	.08	.07 H	.03
Net realized and unrealized gain (loss)	(2.18)	.48	1.84	1.13	1.59	1.20
Total from investment operations	(2.08)	.63	1.96	1.21	1.66	1.23
Distributions from net investment income	-	(.18)	(.10)	(.04)	(.08)	(.04)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.16)	(.53)	(.01)
Total distributions	(.02)	(1.58)	(.46) L	(.19) K	(.61)	(.05)
Net asset value, end of period	$ 11.70	$ 13.80	$ 14.75	$ 13.25	$ 12.23	$ 11.18
Total Return B, C, D	(15.08)%	4.22%	14.86%	9.98%	14.91%	12.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.07%	1.14%	1.60%	2.32%	3.88% A
Expenses net of fee waivers, if any	1.04% A	1.07%	1.10%	1.12%	1.25%	1.32% A
Expenses net of all reductions	1.04% A	1.06%	1.09%	1.08%	1.21%	1.29% A
Net investment income (loss)	1.50% A	1.01%	.83%	.63%	.63%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,350	$ 5,724	$ 4,467	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate G	82% A	98%	94%	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I For the period June 17, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.155 per share. L Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 14.81	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.11	.18	.14	.05
Net realized and unrealized gain (loss)	(2.20)	.48	1.86	.61
Total from investment operations	(2.09)	.66	2.00	.66
Distributions from net investment income	-	(.20)	(.12)	(.05)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.03)
Total distributions	(.02)	(1.60)	(.49) K	(.08) J
Net asset value, end of period	$ 11.76	$ 13.87	$ 14.81	$ 13.30
Total Return B, C, D	(15.08)%	4.41%	15.06%	5.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.91%	.97%	1.15% A
Expenses net of fee waivers, if any	.89% A	.91%	.97%	1.00% A
Expenses net of all reductions	.88% A	.91%	.96%	.96% A
Net investment income (loss)	1.65% A	1.16%	.96%	.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,756	$ 39,614	$ 28,274	$ 4,279
Portfolio turnover rate G	82% A	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and reviewing developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,646,832
Unrealized depreciation	(16,742,632)
Net unrealized appreciation (depreciation)	$ (8,095,800)
Cost for federal income tax purposes	$ 77,879,456

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,533,440 and $30,541,223, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,197
Service Class 2	6,393
$ 7,590

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 11,814
Service Class	793
Service Class 2	1,697
Investor Class	29,659
$ 43,963

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,403 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $74 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,225.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $140 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $975, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 414,412
Service Class	-	33,342
Service Class 2	-	66,023
Investor Class	-	508,873
Total	$ -	$ 1,022,650
From net realized gain
Initial Class	$ 38,367	$ 2,949,447
Service Class	3,720	236,266
Service Class 2	8,161	513,410
Investor Class	55,051	3,565,654
Total	$ 105,299	$ 7,264,777

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	816,440	386,276	$ 10,562,781	$ 5,999,493
Reinvestment of distributions	2,986	238,214	38,367	3,363,859
Shares redeemed	(573,635)	(1,325,141)	(7,278,006)	(20,301,341)
Net increase (decrease)	245,791	(700,651)	$ 3,323,142	$ (10,937,989)
Service Class
Shares sold	-	642	$ -	$ 10,000
Reinvestment of distributions	290	19,187	3,720	269,608
Shares redeemed	(9,865)	-	(119,667)	-
Net increase (decrease)	(9,575)	19,829	$ (115,947)	$ 279,608
Service Class 2
Shares sold	23,429	109,446	$ 299,336	$ 1,673,062
Reinvestment of distributions	640	41,439	8,161	579,433
Shares redeemed	(66,899)	(39,041)	(840,980)	(613,049)
Net increase (decrease)	(42,830)	111,844	$ (533,483)	$ 1,639,446
Investor Class
Shares sold	550,293	1,493,436	$ 7,103,767	$ 22,999,503
Reinvestment of distributions	4,291	290,097	55,051	4,074,527
Shares redeemed	(456,302)	(836,226)	(5,798,288)	(12,826,795)
Net increase (decrease)	98,282	947,307	$ 1,360,530	$ 14,247,235

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	82,890,712.47	95.991
Withheld	3,461,988.43	4.009
TOTAL	86,352,700.90	100.000
Dennis J. Dirks
Affirmative	82,970,372.75	96.083
Withheld	3,382,328.15	3.917
TOTAL	86,352,700.90	100.000
Edward C. Johnson 3d
Affirmative	82,689,162.78	95.757
Withheld	3,663,538.12	4.243
TOTAL	86,352,700.90	100.000
Alan J. Lacy
Affirmative	83,041,222.35	96.165
Withheld	3,311,478.55	3.835
TOTAL	86,352,700.90	100.000
Ned C. Lautenbach
Affirmative	82,983,853.72	96.099
Withheld	3,368,847.18	3.901
TOTAL	86,352,700.90	100.000
Joseph Mauriello
Affirmative	83,138,122.14	96.277
Withheld	3,214,578.76	3.723
TOTAL	86,352,700.90	100.000
Cornelia M. Small
Affirmative	83,095,438.06	96.228
Withheld	3,257,262.84	3.772
TOTAL	86,352,700.90	100.000
William S. Stavropoulos
Affirmative	82,929,113.95	96.035
Withheld	3,423,586.95	3.965
TOTAL	86,352,700.90	100.000
David M. Thomas
Affirmative	83,095,487.87	96.228
Withheld	3,257,213.03	3.772
TOTAL	86,352,700.90	100.000
Michael E. Wiley
Affirmative	83,048,523.75	96.174
Withheld	3,304,177.15	3.826
TOTAL	86,352,700.90	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	74,393,635.26	86.151
Against	8,745,543.59	10.128
Abstain	3,213,522.05	3.721
TOTAL	86,352,700.90	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0808
1.788834.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2008